     As filed with the Securities and Exchange Commission on April 22, 2003

                                       1933 Act Registration No.: 333-61592
                                       1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                       POST-EFFECTIVE AMENDMENT NO. 3              [X]

                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                              AMENDMENT NO. 56                         [X]

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                            (Exact Name of Registrant)

                            American Legacy III View

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (260)455-2000

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                             Fort Wayne, Indiana 46801
                     (Name and Address of Agent for Service)

                                   Copy to:

                                W. Thomas Connor
                         Sutherland Asbill & Brennan LLP
                           1275 Pennsylvania Ave. NW
                            Washington DC 20004-2404

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[_] on _____________ pursuant to paragraph (a) (1) of Rule 485.

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

American Legacy III View
Lincoln National Variable Annuity
Account H
Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnRetirement.com

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit on the death of the annuitant.


The minimum initial purchase payment for the contract is $25,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Note, however, that for contracts purchased in the State of Oregon, no purchase payments may be made after the first contract year.




Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract we may discontinue accepting purchase payments and/or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For example, we limit withdrawals and transfers from the fixed account of the contract. Also an interest adjustment may be applied to any surrender or transfer from the fixed account before the expiration date of a guaranteed period.


Lincoln Life offers variable annuity contracts that do not have persistency credits and have lower fees. You should carefully consider whether or not this contract is the best product for you.

All purchase payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options you take all the investment risk on the contract value and the retirement income. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds, listed below, are each part of American Funds Insurance Series (series) Class 2 Shares:

   Global Discovery
   Global Growth
   Global Small Capitalization
   Growth
   International
   New World
   Blue Chip Income and Growth
   Growth-Income
   Asset Allocation
   Bond

   High-Income Bond

   U.S. Government/AAA-Rated Securities
   Cash Management


This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that accompanies this prospectus, and keep both prospectuses for reference.


Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other information about Lincoln Life and Account H are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2003

Table of Contents


                Item                                        Page
                ------------------------------------------------
                Special terms                                 2
                ------------------------------------------------
                Expense tables                                3
                ------------------------------------------------
                Summary                                       5
                ------------------------------------------------
                Investment results                            6
                ------------------------------------------------
                Financial statements                          6
                ------------------------------------------------
                The Lincoln National Life Insurance Co.       6
                ------------------------------------------------
                Variable annuity account (VAA)                6
                ------------------------------------------------
                Investments of the variable annuity account   7
                ------------------------------------------------
                Charges and other deductions                  9
                ------------------------------------------------
                The contracts                                12
                ------------------------------------------------
                Annuity payouts                              22
                ------------------------------------------------
                Fixed side of the contract                   27
                ------------------------------------------------



               Item                                         Page
               -------------------------------------------------
               Federal tax matters                           29
               -------------------------------------------------
               Voting rights                                 33
               -------------------------------------------------
               Distribution of the contracts                 33
               -------------------------------------------------
               Return privilege                              33
               -------------------------------------------------
               State regulation                              33
               -------------------------------------------------
               Records and reports                           33
               -------------------------------------------------
               Other information                             34
               -------------------------------------------------
               Legal proceedings                             34
               -------------------------------------------------
               Statement of Additional Information table of
               contents for Variable Annuity Account H
               American Legacy III View                      35
               -------------------------------------------------
               Appendix A -- Condensed Financial
               Information                                  A-1
               -------------------------------------------------

Special terms


In this prospectus the following terms have the indicated meanings:


Account or variable annuity account (VAA)--The segregated investment account, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity payouts are based and upon whose death a death benefit may be made.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. A Guarantee of Principal Death Benefit, an Enhanced Guaranteed Minimum Death Benefit or an Estate Enhancement Benefit Rider may be available.


Free amount--The amount that may be withdrawn each contract year without incurring a surrender charge.


i4LIFE/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period, earlier version called Income4Life(R) Solution.


Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Persistency credit--The additional amount credited to the contract each three-month period beginning three months after the seventh contract anniversary.

Purchase payments--Amounts paid into the contract.

Series--American Funds Insurance Series (series), the funds to which you direct purchase payments.

American Legacy III View subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables




The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.



The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.



Contractowner Transaction Expenses:



    . Surrender charge (as a percentage of purchase payments surrendered/withdrawn): 6.0%*



* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.



We may apply an interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income payments under i4LIFE/SM/ Advantage). See Fixed side of the contract.





The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.



Annual account fee:  $30*



Principal Security/SM/ Benefit charge:



Annual maximum guaranteed charge of 0.95% applied to the Guaranteed Amount. This annual charge is currently 0.45%**



Separate Account H Annual Expenses for American Legacy III View subaccounts:


(as a percentage of average daily net assets in the subaccounts):



                                         With Estate         With Enhanced
                                         Enhancement         Guaranteed Minimum    Guarantee of Principal
                                         Benefit Rider (EEB) Death Benefit (EGMDB) Death Benefit
                                         ------------------- --------------------- ----------------------
..Mortality and expense risk charge              1.80%                1.60%                 1.50%
..Administrative charge                          0.10%                0.10%                 0.10%
                                                -----                -----                 -----
..Total annual charge for each subaccount        1.90%                1.70%                 1.60%





* We do not assess the account fee on contracts issued before June 2, 2003. The account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year.


** This annual charge is deducted from the contract value on a quarterly basis.





The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2002. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



Total Annual Fund Operating Expenses                                     Minimum Maximum
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) fees, and other expenses)                            0.60%   1.16%
                                                                          ----    ----



The following table shows the expenses charged by each fund for the year ended December 31, 2002:


(as a percentage of each fund's average net assets:



                                       Management 12b-1 Other    Total
                                       Fees       Fees  Expenses Expenses
       -                               ---------- ----- -------- --------
       Global Discovery                   .58%     .25%   .03%      .86%
       Global Growth                      .67      .25    .04       .96
       Global Small Capitalization        .80      .25    .04      1.09
       Growth                             .38      .25    .02       .65
       International                      .57      .25    .06       .88
       New World Fund                     .85      .25    .06      1.16
       Blue Chip Income and Growth        .50      .25    .02       .77
       Growth-Income                      .34      .25    .01       .60
       Asset Allocation                   .43      .25    .02       .70
       Bond                               .47      .25    .02       .74
       High-Income Bond                   .50      .25    .02       .77
       U.S. Govt./AAA-Rated Securities    .45      .25    .02       .72
       Cash Management                    .44      .25    .02       .71

EXAMPLES




This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds, and that the EEB, and the Principal Security/SM/ Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:



                                             1 year  3 years  5 years  10 years


                                                $956  $1,486   $1,841   $3,842



2) If you annuitize or do not surrender your contract at the end of the applicable time period:



                                             1 year  3 years  5 years  10 years


                                               $356   $1,086   $1,841   $3,842





For more information, see Charges and other deductions in this Prospectus, and Management and Organization in the prospectus for the series. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--i4LIFE/SM/ Advantage for IRA contracts and Annuity payouts--including i4LIFE/SM/ Advantage (non-qualified annuity contracts only), including the Guaranteed Income Benefit Rider. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract between you and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts. This contract and certain riders, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction, the VAA applies your purchase payments to buy series shares in one or more of the investment funds of the series: Global Discovery, Global Growth, Global Small Capitalization, Growth, International, New World, Growth-Income, Blue Chip Income and Growth, Asset Allocation, Bond, High-Income Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the variable annuity account and Description of the series.

Who invests my money? The investment adviser for the series is Capital Research and Management Company (CRMC), Los Angeles, California. CRMC is registered as an investment adviser with the SEC. See Investments of the variable annuity account and Investment adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw contract value, you pay a surrender charge from 0% to 6%, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Surrender charges.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.


For contracts issued on or after June 2, 2003 (or later, depending on your state), we charge an account fee of $30 on any contract anniversary if the contract value is less than $50,000.



We apply a charge to the daily net asset value of the VAA. This charge consists of a mortality and expense risk charge equal to an annual rate of 1.60% if the EGMDB is in effect, 1.80% if the EEB Rider is in effect, and 1.50% for the Guarantee of Principal death benefit. There is an administrative charge of 0.10% in addition to all of the above mortality and expense risk charges. See Charges and other deductions.



The annual charge for the Principal Security/SM/ Benefit is currently equal to an annual rate of 0.45% of the Guaranteed Amount, deducted on a quarterly basis. If you elect to reset your Principal Security/SM/ Guaranteed Benefit, we reserve the right to increase the charge up to a maximum of 0.95%. See Charges and other deductions.


The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Investment adviser. Each fund also has a 12b-1 fee and additional operating expenses. These are described in the Prospectus for the series.


Charges may also be imposed during the regular income or annuity payout period. See The contracts and Annuity payouts, including if you elect i4LIFE/SM/ Advantage.


For information about the compensation we pay for sales of the contracts, see The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

What is a persistency credit? A persistency credit of .075% of contract value less purchase payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See the contracts--Persistency credits.


How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.



What is i4LIFE/SM/ Advantage? i4LIFE/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE/SM/ Advantage payout phase, based on the i4LIFE/SM/ Advantage death benefit you choose.

What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the death benefit option you elect. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit upon the death of the annuitant. See Death benefit before the annuity commencement date. See i4LIFE/SM/ Advantage (IRA).



May I transfer contract value between variable options and between the fixed and the variable sides of the contract? Yes, subject to currently-effective restrictions (for example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year). If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts--Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


What is the Principal Security/SM/ Benefit? This benefit, which may be available for purchase at an additional charge, provides a minimum Guaranteed Amount that may be withdrawn through periodic withdrawals. The Guaranteed Amount is equal to the initial purchase payment (or contract value at the time of election) as adjusted.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.


Where may I find more information about accumulation unit values? The appendix to this prospectus provides more information about accumulated unit values.


Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-942-5500.

The Lincoln National Life Insurance Co.


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.






Variable annuity account (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contractowner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts and they offer different benefits.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund of the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment adviser
The investment adviser for the series is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment adviser receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchases and Redemptions of Shares, in the prospectus for the series.

With respect to the series, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular series attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has thirteen separate portfolios of funds. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts as well as related expenses incurred by Lincoln Life.

Each fund has two classes of shares, designated as Class 1 shares and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 (but not Class 1) shares are subject to a 12b-1 plan. Only Class 2 shares are available under the contracts.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.


Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the series which accompanies this booklet. You should read the series prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 1.Global Discovery Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Providing you with current income is a secondary consideration. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 2.Global Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 3.Global Small Capitalization Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 4.Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 5.International Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 6.New World Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds and government securities in these countries. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

 7. Blue Chip Income and Growth Fund--The fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the U.S.

 8.Growth-Income Fund--The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

 9.Asset Allocation Fund--The fund seeks to provide you with high total return
   (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities; bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

10.Bond Fund--The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.


11.High-Income Bond Fund--The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities and securities that have both equity and debt characteristics, that provide an opportunity for capital appreciation.



12.U.S. Government/AAA-Rated Securities Fund--The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.



13.Cash Management Fund--The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments. The fund is not managed to maintain a stable net asset value of $1 per share.


Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substitutions for the series and/or any funds within the series in which the VAA participates. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions


We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information about these programs.), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA for American Legacy III View

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.70% for contracts with the EGMDB, and consists of a mortality and expense risk charge of 1.60% and an administrative charge of 0.10%. If you elected the EEB Rider, the annual rate will be 1.90%, consisting of a mortality and expense risk charge of 1.80% and an administrative charge of 0.10%. For contracts with the Guarantee of Principal death benefit, the annual rate would be 1.60% consisting of a mortality and expense risk charge of 1.50% and an administrative charge of 0.10%.

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                                           Number of complete
                                           contract years that a
                                           purchase payment
                                           has been invested
                -------------------------------------------------------
                                                At least
                                           None   1     2     3    4+
                Surrender charge as a
                  percentage of the
                  surrendered or withdrawn
                  purchase
                  payments                 6%     5     4     3    0

A surrender charge does not apply to:

 1.A surrender or withdrawal of purchase payments that have been invested at least four full contract years.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;

 3.A surrender of a contract or withdrawal of purchase payments as a result of the permanent and total disability of the owner as defined in
   Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the owner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender of a contract or withdrawal of any purchase payments as a result of 90 days of continuous confinement of the contractowner in an accredited nursing home or equivalent health care facility subsequent to the effective date of the contract;

 6.A surrender of a contract or withdrawal of any purchase payments as a result of terminal illness of the contractowner that results in a life expectancy of less than one year as determined by a qualified professional medical practitioner subsequent to the effective date of the contract;

 7.A surrender of the contract as a result of the death of the contractowner, joint owner, if applicable, or annuitant.

 8.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life.

 9.Periodic payments made under any annuity payout option made available by Lincoln Life.


10.Regular income payments made under any i4LIFE/SM/ Advantage option.



11.Periodic withdrawals made under the Principal Security/SM/ Benefit subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life assumes that:

a.The free amount will be withdrawn from purchase payments on a "first in-first out" (FIFO) basis.

b.Prior to the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  1.from purchase payments (on a FIFO basis) until exhausted; then
  2.from earnings.

c.On or after the fourth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2.from earnings and persistency credits until exhausted; then
  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In most states, for purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a.the free amount will be withdrawn from purchase payments on a "first in-first out" (FIFO) basis.

b.Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  2.from earnings and persistency credits until exhausted; then
  3.from purchase payments (on a FIFO basis) to which a surrender charge still applies.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account Fee


During the accumulation period, we will deduct $30.00 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $30 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with a contract value that is equal to or greater than $50,000 on the contract anniversary. This account fee does not apply to contracts issued before June 2, 2003.



Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.



Principal Security/SM/ Benefit Charge


During the accumulation period, there is a charge for the Principal Security/SM/ Benefit, if elected. The Rider charge is equal to an annual rate of 0.45% (0.1125% quarterly) and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider quarterly from contract value, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider or the most recent reset date. This deduction will be in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases.



If you elect to reset the Guaranteed Amount, a pro-rata deduction of the Rider cost will be made on the valuation date of the reset. We also will begin assessing the Rider charge currently in effect at the time of reset. This Rider charge may increase if you elect to reset; however, the charge will never exceed the guaranteed maximum annual charge of 0.95%. The deduction for the cost of the Rider based on the Guaranteed Amount after the reset will begin on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your rider charge will never increase. The Rider charge will be discontinued upon the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider cost will be deducted upon termination of the Rider or surrender of the contract.



After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.




Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See i4LIFE/SM/ Advantage (IRA) and (Non-qualified) and Annuity payouts.


There are additional deductions from and expenses paid out of the assets of the underlying series that are more fully described in the prospectus for the series. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the series.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, (other than through Lincoln Financial Advisors Corporation) we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer.


While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner, and annuitant cannot be older than age 90.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangements itself provides tax-sheltered growth.

Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax advisor should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. Note, however, that for contracts purchased in the State of Oregon, no purchase payments may be made after the sixth contract year. The minimum initial purchase payment is $25,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without Lincoln Life approval.


If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non- forfeiture law for individual deferred annuities. Except in Oregon (see above), purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Persistency credits
Contractowners will receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least seven years, by 0.075%. This persistency credit will be allocated to the variable subaccounts and the fixed account in proportion to the contract value in each variable subaccount and fixed account at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account is $2,000 ($300 for contracts issued prior to June 2, 2003, subject to state approval.) Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payment to your agent, (other than through Lincoln Financial Advisors Corporation) we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the deduction of certain contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:




1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with the EGMDB or the EEB Rider than for those without, each of the three types of contracts will have different corresponding accumulation unit values on any given day.


In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.




Transfers on or before the annuity commencement date

After the first thirty days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge for a transfer.


Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) times per contract year unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing, or cross-reinvestment programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.)


The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.


A transfer request may be made to our home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.




After the first thirty days from the effective date of your contract, if your contract offers a fixed account, you may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $2000.00 or the total amount in the subaccount, if less than $2000.00. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.


You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.




There is no charge to you for a transfer. Transfers from the fixed account (other than automatic transfer programs and i4LIFE/SM/ Advantage Transfers) may be subject to an interest adjustment.


For a discussion on telephone and electronic transfers, see Transfers between subaccounts on or before the annuity commencement date.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Transfers after the annuity commencement date

If you select an i4LIFE/SM/ Advantage option your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date. If you do not select an i4LIFE/SM/ Advantage option you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract as permitted under your contract. Those transfers will be limited to three times per contract year. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services
There are four additional services available to you under your contract dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.


Dollar cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.


Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS are subject to applicable surrender charges and interest adjustments. See Charges and other deductions--Surrender charge and Fixed side of the contract--Interest adjustment.


The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semiannually or annually.

Death benefit before the annuity commencement date

If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.


You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares), provided the annuitant named on the contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant).

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the contract value is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.


Guarantee of Principal Death Benefit.


If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:



1.the contract value as of the day Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments decreased by withdrawals (including any applicable charges and premium taxes incurred) in the same proportion that withdrawals (including any applicable charges and premium taxes incurred) reduced the contract value.



For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).



In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.


Enhanced Guaranteed Minimum Death Benefit (EGMDB)

If a death occurs before the annuity commencement date and the EGMDB is in effect the death benefit paid will be the greatest of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state), the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred); or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).



In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.



The EGMDB is not available under contracts used for qualified plans (other than IRAs or Roth IRAs) or contracts issued to a contractowner, joint owner or annuitant who is age 81 or older at the time of issuance.



Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effec-tive date when the benefit is added to the contract or any contract anniversary after the effective date will be used.



After a contract is issued, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will vary. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions. Upon discontinuance, the Guarantee of Principal will be the death benefit.




Estate Enhancement Benefit Rider (EEB Rider)
The amount of death benefit payable under this Rider is the greatest of the following four amounts:

1.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.


2.The sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value.



  For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).



3.The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).


4.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [Note: If there are no earnings in the contract, there will not be an amount provided under this item (4).]


In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.


The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1.the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant, unless the change occurred because of a death, will reduce the death benefit to the contract value for the new individual.

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


The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.



Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date. The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.


General death benefit information

The Guarantee of Principal death benefit, EGMDB and the EEB rider are separate death benefit elections. Only one of these three death benefits elections may be in effect at any one time and these elections terminate if you elect an i4LIFE/SM/ Advantage option.


If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the death benefit payable will become the greatest of the first three amounts listed under the EEB Rider and the total annual charge will be reduced to 1.70% for the EGMDB Rider.


The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur after receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the proceeds.); and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary must choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Notwithstanding any provision of the contract to the contrary, the payment of death benefits provided under the contract must be made in compliance with Code
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.


Annuitant


The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. A contingent annuitant may be named or changed by notifying Lincoln Life in writing.



On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.



Principal Security/SM/ Benefit


The Principal Security/SM/ Benefit Rider is available for purchase with non-qualified annuity contracts and IRAs. IRA contractowners must be under age
81. This Rider provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) as adjusted for purchase payments and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.





If the Rider is elected at issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued, the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.



Guaranteed Amount. The amount of the initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below.



After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause a change in the charge for this Rider. See Charges and other deductions. Purchase payments or withdrawals after the reset adjust the Guaranteed Amount. In the future we may limit your right to reset the Guaranteed Amount by permitting you to reset the amount only on the anniversary date.



Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year until the Guaranteed Amount is depleted. The Benefit Year is the 12- month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, a Benefit Year will begin on the date of the reset and each anniversary of the reset after that.



On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payment. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:



a.the immediately prior Annual Withdrawal Limit; or



b.7% of the new (reset) Guaranteed Amount.



If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:



1.the withdrawal will reduce the Guaranteed Benefit by the amount of the withdrawal on a dollar-for dollar basis, and



2.the Annual Withdrawal Limit will remain the same.



Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or a market value (interest) adjustment.



When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:



1.The Guaranteed Amount is reduced to the lesser of:


  a.the contract value immediately following the withdrawal, or


  b.the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.



2.The Annual Withdrawal Limit will be the lesser of:


  a.the Annual Withdrawal Limit immediately prior to the withdrawal; or


  b.the greater of:


    i.7% of the Guaranteed Amount immediately following the withdrawal; or


   ii.7% of the contract value immediately following the withdrawal.



In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and your Annual Withdrawal Limit.



Withdrawals may be individually requested, an automatic withdrawal service may be established, or an annuity payment option may be chosen. An additional annuity payment option, the Guaranteed Withdrawal Balance Annuity Payment Option, is available under this Rider. This is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit. Payment frequencies other than annually may be available. Payments will continue until the Guaranteed Amount equals zero. This may result in a partial, final payment. We do not assess a charge for this annuity payment option, and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.

For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market.



The tax consequences of withdrawals are discussed later in the Prospectus. See Federal tax matters.



Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.



There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. However, if a death benefit is payable, the beneficiary (or contractowner) may elect to make a withdrawal of the Guaranteed Amount in lieu of taking the death benefit under the contract. See The contracts-Death benefit. If the contract is continued upon the death of the contractowner, all terms and conditions of the Rider will apply to the new owner. The new owner may elect to reset the Guaranteed Amount without waiting for the next reset date. All other conditions for the reset apply. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time.



Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed withdrawal Balance Annuity Payment Option is elected) and will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.



Availability. Check with your investment representative regarding availability in your state.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select. See Annuity payouts--Annuity options.


The amount available upon surrender/withdrawal is the cash surrender value (contract value less any applicable charges, fees, and taxes) at the end of the valuation period during which the written request for surrender/ withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.



There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. The charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge. See Charges and other deductions. The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.


Small contract surrenders

Lincoln Life may surrender your IRA or nonqualified contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected; 2) no Purchase Payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.



i4LIFE/SM/ Advantage

(IRA Annuity Contracts ONLY)

The i4LIFE/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 2.05% for the i4LIFE/SM/ Advantage Account Value death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.10% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date.

Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



i4LIFE/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



Once i4LIFE/SM/ Advantage begins any prior death benefit election will terminate and the i4LIFE/SM/ Advantage Account Value death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.


Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.


If i4LIFE/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than 14 days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides the i4LIFE/SM/ Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim.


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If you die during the Access Period, the i4LIFE/SM/ Advantage will terminate.
Your beneficiary may start a new i4LIFE/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.





Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of i4LIFE/SM/ Advantage will depend on state approval. While i4LIFE/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) may be available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim. The charge under the Income4Life(R) Solution is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA. The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under i4LIFE/SM/ Advantage. For a limited time, contracts in force prior to the availability of i4LIFE/SM/ Advantage in a particular state may be able to elect the Income4Life(R) Solution. Contracts issued after i4LIFE/SM/ Advantage is available in your state may only elect i4LIFE/SM/ Advantage.



Termination. You may terminate i4LIFE/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before i4LIFE/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the i4LIFE/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 1.5% per year (or higher, depending on your contract) and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guarantee period. However, we will not apply any interest adjustment to your regular income payments. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners. Payment of contract proceeds from the fixed account may be delayed for up to six months.



Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's account to government regulators. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate regulator.


Transfers may also be delayed as permitted by the 1940 Act.

Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made by your written authorization to us and received in our home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

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Commissions
Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 5.00%, with ongoing annual compensation of up to 1.00%. Alternate commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation. At times, additional sales incentives (up to an annual continuing 0.10% of contract value) may be provided to dealers maintaining certain sales volume levels. Upon annuitization, the commissions paid to dealers are a maximum of 5.00% of account annuitized and/or an annual continuing commission of up to 1.00% (or up to 1.10% for dealers maintaining certain sales volume levels) of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.




Lincoln Life offers the contracts through affiliated registered representatives who are registered with the NASD and are licensed to offer insurance in the states in which they do business. In addition to commissions, these representatives may be eligible for various benefits, such as bonuses, insurance benefits and subsidies. Payments may also be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Lincoln Life also may offer the contracts through registered representatives of broker-dealers the principal underwriter maintains selling agreements with. These broker dealers and their registered representatives are also members of, and registered with, the NASD and are state insurance licensed. Commissions payable to registered representatives of a broker-dealer having a selling agreement with the principal underwriter will be paid to their respective broker-dealers. These broker-dealers may in turn pay a portion of the commissions to their registered representatives.



Registered representatives may be eligible for certain non-cash compensation programs, such as conferences or trips.



Lincoln Life offers the contracts to the public on a continuous basis and anticipates continuing to offer the contract but reserves the right to discontinue the offering.


Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

Joint ownership
The joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-942-5500.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.


You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

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

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.


Life annuity with cash refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment, and (3) all claim forms, fully completed.



Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of 1.30% and the charge for administrative services of 0.10% will be assessed on all variable annuity payouts (except for the i4LIFE/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, less any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You must choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


i4LIFE/SM/ Advantage

(Non-Qualified Annuity Contracts ONLY)

We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge (imposed only during the i4LIFE/SM/ Advantage payout phase), computed daily, equal to an annual rate of 1.95% for the i4LIFE/SM/ Advantage Account Value death benefit, and 2.15% for the i4LIFE/SM/ Advantage EGMDB, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.10% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the


                                                                             23

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contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.



If your contract value is at least $50,000, you may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The annuitant may not be changed and additional purchase payments will not be accepted after i4LIFE/SM/ Advantage is elected.



There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.


Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.



Access Period. At the time you elect i4LIFE/SM/ Advan-
 tage, you also select the Access Period, which begins no more than 14 days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


Death benefit. During the Access Period, i4LIFE/SM/ Advantage provides two death benefit options:



(1)i4LIFE/SM/ Advantage Account Value death benefit; and



(2)i4LIFE/SM/ Advantage EGMDB.



The i4LIFE/SM/ Advantage Account Value death benefit is the Account Value as of the day on which Lincoln Life approves the payment of the claim.





The charge under this death benefit is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA. This death benefit may not be


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

available in all states. You may not change this death benefit once it is elected.


The i4LIFE/SM/ Advantage EGMDB is the greatest of:


1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;


2.the ABE Enhancement Amount (if elected at the time of application) [see discussion below under Accumulated Benefit Enhancement (ABE/SM/)] specified on your contract benefit pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments and withdrawals (including any applicable charges, and premium taxes incurred), if any. Regular income payments and withdrawals (including any applicable charges and any premium taxes incurred), if any, are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals (including any applicable charges and premium taxes incurred), if any, reduce the Account Value, depending upon the terms of your contract; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) from the time the EGMDB takes effect, but prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals (including any applicable charges, and any premium taxes incurred) subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals (including any applicable charges and premium taxes incurred), if any, are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals (including any applicable charges and premium taxes incurred), if any, reduce the Account Value, depending upon the terms of your contract.



Only the highest Account Value achieved on an anniversary following the election of i4LIFE/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or more expensive death benefit option before electing i4LIFE/SM/ Advantage.



In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable.



Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE/SM/ Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date the death claim is approved by Lincoln Life for payment.


The charge under this death benefit is equal to an annual rate of 2.15% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.


During the Access Period, contracts with the i4LIFE/SM/ Advantage EGMDB may elect to change to the i4LIFE/SM/ Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB.


For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.


Accumulated Benefit Enhancement (ABE/SM/). We provide to eligible contractowners of non-qualified i4LIFE/SM/ Advantage EGMDB contracts an ABE Enhancement Amount option, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:



.. you are purchasing i4LIFE/SM/ Advantage with the EGMDB;



.. you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;



.. the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require Lincoln Life approval);



.. all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; and



.. the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).



Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE/SM/ Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the ABE Enhancement Amount is available.

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The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life.



However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:



1)140% of the prior contract's cash value; or



2)the prior contract's cash value plus $400,000.



In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.



For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.



If more than one annuity contract is exchanged to a Lincoln Life contract, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.





Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE/SM/ Advantage EGMDB, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.



The ABE Enhancement Amount will terminate on the valuation date the i4LIFE/SM/ Advantage EGMDB is changed or terminated.



It is important to realize that the ABE Enhancement Amount will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.



The ABE Enhancement Amount may not be available in all states. Please check with your investment representative regarding availability.



Guaranteed Income Benefit


On or about August 1, 2003 (pending state approval), the Guaranteed Income Benefit option will be available if you elect i4LIFE/SM/ Advantage for an annual charge of 2.45% of the net asset value of the Account Value in the VAA if the i4LIFE/SM/ Advantage Account Value death benefit is elected or 2.65% if the i4LIFE/SM/ Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFE/SM/ Advantage is elected and will begin at the time i4LIFE/SM/ Advantage begins. Check with your investment representative regarding the availability of this benefit.



If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment.



The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit.



A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and may reduce the value of your death benefit. After the Access Period ends, Lincoln Life will continue to pay the Guaranteed Income Benefit for the remainder of the annuitant's (or other person used to determine the regular income payments) life. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.



If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:



1.A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.



2.You must choose an Access Period of at least 15 years to receive the Guaranteed Income Benefit.



3.There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time.



The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to Lincoln Life. Termination will be effective upon the next annual anniversary of the valuation date on which the first regular income payment was calculated, and your annual charge will be reduced to 1.95% of the net asset value of the Account Value in the VAA if the i4LIFE/SM/ Advantage Account Value death benefit is selected or

2.15% of the net asset value if the i4LIFE/SM/ Advantage EGMDB death benefit is selected. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (or last death of the annuitant or other measuring life) or termination of i4LIFE/SM/ Advantage.





Availability. The introduction of i4LIFE/SM/ Advantage will depend on state approval. While i4LIFE/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) may be available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Account Value Death Benefit or EGMDB death benefits offered under i4LIFE/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.95% or 2.15% under i4LIFE/SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under i4LIFE/SM/ Advantage. The fixed account is not available with the Income4Life(R) Solution. The Guaranteed Income Benefit is not available with the Income4Life(R) Solution. For a limited time, contracts in force prior to the availability of i4LIFE/SM/ Advantage in a particular state may be able to elect the Income4Life(R) Solution. Contracts issued after i4LIFE/SM /Advantage is available in your state may only elect i4LIFE/SM/ Advantage.





Termination. You may not terminate i4LIFE/SM/ Advantage once you have elected it.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 1.5% per year (or higher, depending on your contract), and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.


General Information
The Guarantee of Principal death benefit, EGMDB and the Estate Enhancement Benefit Rider are not available after the annuity commencement date.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.


Fixed side of the contract



Purchase payments and contract value allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.



In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.



We guarantee an interest rate of not less than 1.5% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to May 19, 2003 may guarantee a higher minimum interest rate. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract.



ANY INTEREST IN EXCESS OF 1.5% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE

DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM RATE WILL BE DECLARED.



Your contract may not offer a fixed account or if permitted by your contract we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.



Guaranteed periods. Guaranteed periods are only offered in individual contracts issued on or after June 2, 2003, and subject to availability in your state.



The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.



The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of up to 10 years. Lincoln Life may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. There may be occasions when no guarantee periods are available. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guaranteed period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.5% (or higher, depending on your contract) interest had been credited to the fixed subaccount. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.



Lincoln Life will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.



Interest adjustment


Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under i4LIFE/SM/ Advantage transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.



The interest adjustment is calculated by multiplying the transaction amount by:



                                 (1 + A)/N/   - 1
                               ----------
                               (1 + B + K)/N/





where:



A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.



B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.



K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.



N = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)



Straight-Line interpolation is used for periods to maturity not quoted.



See the SAI for examples of the application of the interest adjustment.


Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral on Earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits if applicable are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.


Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains if applicable from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. How- ever, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

.. Death prior to the annuity commencement date--

  . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

.. Death after the annuity commencement date--

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or


.. you receive as a series of substantially equal periodic payments based on your life (or life expectancy).


Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in in come. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Economic growth and Tax Relief Reconciliation Act of 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.


Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.


.. Under most qualified plans, such as a traditional IRAs, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.


.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new proposed regulations, the presence of an enhanced death benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59 1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),


.. received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or


.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Our tax status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts


American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD. Lincoln Life will offer contracts in all states where it is licensed to do business.


Return privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. We will return the contract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted, except as explained in the following paragraph. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to pro- vide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center or contacting us.


To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.



Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.




After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln Life or the VAA.

Statement of Additional Information
Table of contents for

Variable Annuity Account H American Legacy III View



                  Item                                    Page
                  --------------------------------------------
                  General information and history of the
                  Lincoln National Life Insurance Company
                  (Lincoln Life)                          B-2
                  --------------------------------------------
                  Special terms                           B-2
                  --------------------------------------------
                  Services                                B-2
                  --------------------------------------------
                  Principal underwriter                   B-2
                  --------------------------------------------
                  Purchase of securities being offered    B-2
                  --------------------------------------------






                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payouts                    B-9
                     --------------------------------------
                     Advertising and sales literature  B-10
                     --------------------------------------
                     Additional services               B-11
                     --------------------------------------
                     Other information                 B-12
                     --------------------------------------
                     Financial statements              B-12
                     --------------------------------------


For a free copy of the SAI please see page one of this booklet.

Appendix A -- Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the American Legacy III View subaccounts for the following period ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.


                                                       2001*                      2002
                                                -------------------        -------------------
                                                               With                       With
                                                  with    Guarantee   With   with    Guarantee   With
View                                             EGMDB of Principal EEB***  EGMDB of Principal    EEB
-----------------------------------------------------------------------------------------------------
Global Discovery Subaccount**
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.131    $1.131    $1.130
.. End of period unit value.....................  1.131     1.131     1.130  0.871     0.872     0.869
.. End of period number of units (000's omitted)     16         1         1    112        64         2
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Global Growth Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.165    $1.166    $1.165
.. End of period unit value.....................  1.165     1.166     1.165  0.978     0.979     0.975
.. End of period number of units (000's omitted)     28         1       169  1,736       255       367
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Global SmallCap Subaccount**
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.251    $1.251    $1.250
.. End of period unit value.....................  1.251     1.251     1.250  0.995     0.996     0.993
.. End of period number of units (000's omitted)     54         1       105    708        91       178
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Growth Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.231    $1.232    $1.231
.. End of period unit value.....................  1.231     1.232     1.231  0.915     0.916     0.912
.. End of period number of units (000's omitted)    365        48       195  6,302       678       737
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
International Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.084    $1.084    $1.084
.. End of period unit value.....................  1.084     1.084     1.084  0.908     0.909     0.905
.. End of period number of units (000's omitted)    195         3       171  1,998       195       269
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
New World Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.121    $1.121    $1.120
.. End of period unit value.....................  1.121     1.121     1.120  1.039     1.041     1.037
.. End of period number of units (000's omitted)     17         1         1    294       107         7
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Blue Chip Income and Growth Subaccount**
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.090    $1.090    $1.089
.. End of period unit value.....................  1.090     1.090     1.089  0.824     0.825     0.822
.. End of period number of units (000's omitted)     69         1       259  4,102       475       463
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Growth-Income Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.131    $1.132    $1.131
.. End of period unit value.....................  1.131     1.132     1.131  0.908     0.909     0.906
.. End of period number of units (000's omitted)    584        82       642  9,877     1,712     1,450
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Asset Allocation Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.074    $1.074    $1.073
.. End of period unit value.....................  1.074     1.074     1.073  0.925     0.926     0.923
.. End of period number of units (000's omitted)    361        49         3  5,995     1,120       540
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Bond Subaccounts
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.011    $1.011    $1.010
.. End of period unit value.....................  1.011     1.011     1.010  1.034     1.036     1.031
.. End of period number of units (000's omitted)      6         1         4  1,583       343       307
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
High-Income Bond Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.048    $1.048    $1.048
.. End of period unit value.....................  1.048     1.048     1.048  1.011     1.013     1.009
.. End of period number of units (000's omitted)      5         1         1  1,622       224        89
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
U.S. Government/AAA-Rated Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $0.997    $0.997    $0.996
.. End of period unit value.....................  0.997     0.997     0.996  1.070     1.071     1.067
.. End of period number of units (000's omitted)      9         1         1  1,303     1,017       151
                                                                           ------    ------    ------
-----------------------------------------------------------------------------------------------------
Cash Management Subaccount
.. Beginning of period unit value............... $1.000    $1.000    $1.000 $1.000    $1.001    $1.000
.. End of period unit value.....................  1.000     1.001     1.000  0.993     0.995     0.991
.. End of period number of units (000's omitted)      1         1         1  1,905        75       115
-----------------------------------------------------------------------------------------------------


*The VAA began operations on August 1, 1989. However, the subaccounts did not begin operations until September 19, 2001, so the figures for 2001 represent experience of less than one year.

**The Global Discovery and Blue Chip Income and Growth Subaccounts began operations on July 5, 2001 so the figures for 2001 represent the experience of less than one year.

***The EEB rider was not available until September 19, 2001, so the figures for 2001 represent experience of less than one year.

The American Legacy III View
Lincoln National Variable Annuity Account H (Registrant)
The Lincoln National Life Insurance Company (Depositor)

Statement of Additional Information (SAI)


This Statement of Additional Information should be read in conjunction with the American Legacy III View Prospectus of Lincoln National Variable Annuity Account H dated May 1, 2003. You may obtain a copy of the American Legacy III View Prospectus on request and without charge. Please write American Legacy Customer Service, The Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.


Table of Contents


                  Item                                   Page
                  -------------------------------------------
                  General information and history
                  of the Lincoln National Life Insurance
                  Company (Lincoln Life)                 B-2
                  -------------------------------------------
                  Special terms                          B-2
                  -------------------------------------------
                  Services                               B-2
                  -------------------------------------------
                  Principal underwriter                  B-2
                  -------------------------------------------
                  Purchase of securities being offered   B-2
                  -------------------------------------------





This SAI is not a Prospectus


The date of this SAI is May 1, 2003





                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payouts                    B-9
                     --------------------------------------
                     Advertising and sales literature  B-10
                     --------------------------------------
                     Additional services               B-11
                     --------------------------------------
                     Other information                 B-12
                     --------------------------------------
                     Financial statements              B-12
                     --------------------------------------

General information and history of the
Lincoln National Life Insurance Company (Lincoln Life)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors



The financial statements of the VAA at December 31, 2002, and for each of the two years in the period ended December 31, 2002, and the consolidated financial statements of Lincoln Life at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter


Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule. For 2000, 2001 and 2002, AFD received underwriting commissions of $17,970,257, $16,539,760, and $12,961,437, respectively. AFD retained these amounts: 2000--$10,817,428; 2001--$10,716,217; 2002--$8,405,847.


Purchase of securities being offered

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the administrative or surrender charges may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the General Account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.


The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account (including deductions for the EGMDB and the Principal Security/SM/ Benefit Rider), and excludes any realized gains and losses from the sale of securities.


Standard investment results:
Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1 + T)n = ERV

            Where: P   = a hypothetical initial purchase payment of
                         $1,000
                   T   = average annual total return for the
                         period in question
                   N   = number of years
                   ERV = ending redeemable value (as of the end
                         of the period in question) of a
                         hypothetical $1,000 purchase payment
                         made at the beginning of the 1-year,
                         5-year, or 10-year period in question (or
                         fractional period thereof)


The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and
(3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a fund became available in the VAA.




(A) Standard Performance Data (assuming the EGMDB is in effect):



    Period Ending December 31, 2002



                                                                  10 Years
                                                                  or Since
                                                  1-Year  5-Years Inception
                                                  With    With    With
     Subaccounts                                  EGMDB   EGMDB   EGMDB
     ----------------------------------------------------------------------
     Global Discovery Subaccount
     (commenced activity 7/5/01)                  (29.4)%   N/A     (24.6)%
     Global Growth Subaccount
     (commenced activity 4/30/97)                 (22.5)    3.1%      4.0
     Global Small Capitalization Subaccount
     (commenced activity 4/30/98)                 (26.8)    N/A       0.9
     Growth Subaccount
     (commenced activity 8/1/89)                  (32.1)    4.3       9.8
     International Subaccount
     (commenced activity 5/1/90)                  (22.7)    0.3       6.1
     New World Subaccount
     (commenced activity 6/17/99)                 (13.7)    N/A      (5.0)
     Blue Chip Income & Growth Subaccount
     (commenced activity 7/5/01)                  (30.8)    N/A     (24.8)
     Growth-Income Subaccount
     (commenced activity 8/1/89)                  (26.1)    1.3       8.1
     Asset Allocation Subaccount
     (commenced activity 8/1/89)                  (20.3)   (0.1)      5.9
     Bond Subaccount
     (commenced activity 1/2/96)                   (4.2)    2.6       3.4
     High-Income Bond Subaccount
     (commenced activity 8/1/89)                   (9.9)   (0.6)      3.9
     U.S. Gov't/AAA - Rated Securities Subaccount
     (commenced activity 8/1/89)                    0.8     4.6       4.4
     Cash Management Subaccount
     (commenced activity 8/1/89)                   (7.2)    1.7       1.9



The performance figures shown reflect the cost of the EGMDB and the Principal Security/SM/ Benefit. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher. These performance figures do not reflect the cost of the EEB Rider. If contractowners had elected the EEB rider, their returns would have been lower.

(B) Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):



    Period Ending December 31, 2002



                                                                  10 Years
                                                                  or Since
                                                  1-Year  5-Years Inception
                                                  With    With    With
     Subaccounts                                  i4LIFE  i4LIFE  i4LIFE
     ----------------------------------------------------------------------
     Global Discovery Subaccount
     (commenced activity 7/5/01)                  (29.3)%   N/A     (24.5)%
     Global Growth Subaccount
     (commenced activity 4/30/97)                 (22.5)    3.1       3.9
     Global Small Capitalization Subaccount
     (commenced activity 4/30/98)                 (26.8)    N/A       0.9
     Growth Subaccount
     (commenced activity 8/1/89)                  (32.1)    4.3       9.7
     International Subaccount
     (commenced activity 5/1/90)                  (22.7)    0.3       5.9
     New World Subaccount
     (commenced activity 6/17/99)                 (13.7)    N/A      (5.0)
     Blue Chip Income & Growth Subaccount
     (commenced activity 7/5/01)                  (30.7)    N/A     (24.7)
     Growth-Income Subaccount
     (commenced activity 8/1/89)                  (26.1)    1.3       8.0
     Asset Allocation Subaccount
     (commenced activity 8/1/89)                  (20.2)   (0.1)      5.8
     Bond Subaccount
     (commenced activity 1/2/96)                   (4.2)    2.5       3.3
     High-Income Bond Subaccount
     (commenced activity 8/1/89)                   (9.9)   (0.6)      3.8
     U.S. Gov't/AAA - Rated Securities Subaccount
     (commenced activity 8/1/89)                    0.8     4.6       4.3
     Cash Management Subaccount
     (commenced activity 8/1/89)                   (7.1)    1.7       1.8



The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB. These performance figures above do not reflect the cost of the Guaranteed Income Benefit Rider. If contractowners had elected the Guaranteed Income Benefit Rider their returns would be lower.

Non-standard investment results:


The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Non-standard performance information is for the periods prior to the date that a fund became available in the VAA. This performance will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges), and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any riders (ie:
EGMDB or EEB), the annual account fee or surrender charges that were in effect during the time periods shown. This performance is referred to as non-standardized performance data and is hypothetical. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.





(A1) Non-Standard Performance Data (assuming the Income4Life(R) Solution and the i4LIFE/SM/ Advantage are not in effect):



     Period Ending December 31, 2002



                                                                                    Since
                                             YTD     1-year  3-year  5-year 10-year Inception
                                             With    With    With    With   With    With
Subaccounts                                  EGMDB   EGMDB   EGMDB   EGMDB  EGMDB   EGMDB
---------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                  (29.4)% (29.4)%   N/A     N/A    N/A     (24.6)%
Global Growth Subaccount
(commenced activity 4/30/97)                 (22.5)  (22.5)  (19.9)%   3.1%   N/A       4.0
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                 (26.8)  (26.8)  (20.1)    N/A    N/A       0.9
Growth Subaccount
(as if commenced activity 2/8/84)            (32.1)  (32.1)  (17.4)    4.3    9.8%     11.5
International Subaccount
(commenced activity 5/1/90)                  (22.7)  (22.7)  (23.1)    0.3    6.1       4.7
New World Subaccount
(commenced activity 6/17/99)                 (13.7)  (13.7)  (11.3)    N/A    N/A      (5.0)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                  (30.8)  (30.8)    N/A     N/A    N/A     (24.8)
Growth-Income Subaccount
(as if commenced activity 2/8/84)            (26.1)  (26.1)   (6.9)    1.3    8.1      10.2
Asset Allocation Subaccount
(commenced activity 8/1/89)                  (20.3)  (20.3)   (6.4)   (0.1)   5.9       6.1
Bond Subaccount
(commenced activity 1/2/96)                   (4.2)   (4.2)    2.2     2.6    N/A       3.4
High-Income Bond Subaccount
(as if commenced activity 2/8/84)             (9.9)   (9.9)   (2.8)   (0.6)   3.9       7.4
U.S. Gov't/AAA - Rated Securities Subaccount
(as if commenced activity 12/2/85)             0.8     0.8     5.7     4.6    4.4       5.5
Cash Management Subaccount
(as if commenced activity 2/8/84)             (7.2)   (7.2)   (0.1)    1.7    1.9       3.0



The performance figures shown reflect the cost of the EGMDB and the Principal Security/SM/ Benefit. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher. These performance figures do not reflect the cost of the EEB Rider. If contractowners had elected the EEB rider, their returns would have been lower.

(A2) Non-Standard Performance Data (not adjusted for surrender charges or the annual account fee and assuming the Income4Life(R) Solution and the i4LIFE/SM/ Advantage are not in effect):



     Period Ending December 31, 2002



                                                                                    Since
                                             YTD     1-year  3-year  5-year 10-year Inception
                                             With    With    With    With   With    With
Subaccounts                                  EGMDB   EGMDB   EGMDB   EGMDB  EGMDB   EGMDB
---------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                  (23.4)% (23.4)%   N/A     N/A    N/A     (20.8)%
Global Growth Subaccount
(commenced activity 4/30/97)                 (16.5)  (16.5)  (17.9)%   3.1%   N/A       4.0
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                 (20.8)  (20.8)  (18.1)    N/A    N/A       0.9
Growth Subaccount
(as if commenced activity 2/8/84)            (26.1)  (26.1)  (15.5)    4.3    9.8%     11.5
International Subaccount
(commenced activity 5/1/90)                  (16.7)  (16.7)  (20.9)    0.3    6.1       4.7
New World Subaccount
(commenced activity 6/17/99)                  (7.7)   (7.7)   (9.6)    N/A    N/A      (4.0)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                  (24.8)  (24.8)    N/A     N/A    N/A     (21.0)
Growth-Income Subaccount
(as if commenced activity 2/8/84)            (20.1)  (20.1)   (5.4)    1.3    8.1      10.2
Asset Allocation Subaccount
(commenced activity 8/1/89)                  (14.3)  (14.3)   (4.9)   (0.1)   5.9       6.1
Bond Subaccount
(commenced activity 1/2/96)                    1.8     1.8     3.5     2.6    N/A       3.4
High-Income Bond Subaccount
(as if commenced activity 2/8/84)             (3.9)   (3.9)   (1.4)   (0.6)   3.9       7.4
U.S. Gov't/AAA - Rated Securities Subaccount
(as if commenced activity 12/2/85)             6.8     6.8     6.9     4.6    4.4       5.5
Cash Management Subaccount
(as if commenced activity 2/8/84)             (1.2)   (1.2)    1.2     1.7    1.9       3.0



The performance figures shown reflect the cost of the EGMDB and the Principal Security/SM/ Benefit. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher. These performance figures do not reflect the cost of the EEB Rider. If contractowners had elected the EEB rider, their returns would have been lower.



(B1) Non-Standard Performance Data (assuming the i4LIFE/SM/ Advantage is in effect):



     Period Ending December 31, 2002



                                                                                    Since
                                             YTD     1-year  3-year  5-year 10-year Inception
                                             With    With    With    With   With    With
Subaccounts                                  i4LIFE  i4LIFE  i4LIFE  i4LIFE i4LIFE  i4LIFE
---------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                  (29.3)% (29.3)%   N/A     N/A    N/A     (24.5)%
Global Growth Subaccount
(commenced activity 4/30/97)                 (22.5)  (22.5)  (19.7)%   3.1%   N/A       3.9
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                 (26.8)  (26.8)  (20.0)    N/A    N/A       0.9
Growth Subaccount
(as if commenced activity 2/8/84)            (32.1)  (32.1)  (17.3)    4.3    9.7%     11.2
International Subaccount
(commenced activity 5/1/90)                  (22.7)  (22.7)  (22.9)    0.3    5.9       4.6
New World Subaccount
(commenced activity 6/17/99)                 (13.7)  (13.7)  (11.2)    N/A    N/A      (5.0)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                  (30.7)  (30.7)    N/A     N/A    N/A     (24.7)
Growth-Income Subaccount
(as if commenced activity 2/8/84)            (26.1)  (26.1)   (6.9)    1.3    8.0       9.9
Asset Allocation Subaccount
(commenced activity 8/1/89)                  (20.2)  (20.2)   (6.3)   (0.1)   5.8       5.9
Bond Subaccount
(commenced activity 1/2/96)                   (4.2)   (4.2)    2.2     2.5    N/A       3.3
High-Income Bond Subaccount
(as if commenced activity 2/8/84)             (9.9)   (9.9)   (2.8)   (0.6)   3.8       7.2
U.S. Gov't/AAA - Rated Securities Subaccount
(as if commenced activity 12/2/85)             0.8     0.8     5.7     4.6    4.3       5.3
Cash Management Subaccount
(as if commenced activity 2/8/84)             (7.1)   (7.1)   (0.2)    1.7    1.8       2.9



The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB. These performance figures above do not reflect the cost of the Guaranteed Income Benefit Rider. If contractowners had elected the Guaranteed Income Benefit Rider their returns would be lower.

(B2) Non-Standard Performance Data (not adjusted for surrender charges or the annual account fee and assuming the i4LIFE/SM/ Advantage is in effect):



     Period Ending December 31, 2002



                                                                                    Since
                                             YTD     1-year  3-year  5-year 10-year Inception
                                             With    With    With    With   With    With
Subaccounts                                  i4LIFE  i4LIFE  i4LIFE  i4LIFE i4LIFE  i4LIFE
---------------------------------------------------------------------------------------------
Global Discovery Subaccount
(commenced activity 7/5/01)                  (23.3)% (23.3)%   N/A     N/A    N/A     (20.7)%
Global Growth Subaccount
(commenced activity 4/30/97)                 (16.5)  (16.5)  (17.7)%   3.1%   N/A       3.9
Global Small Capitalization Subaccount
(commenced activity 4/30/98)                 (20.8)  (20.8)  (18.0)    N/A    N/A       0.9
Growth Subaccount
(as if commenced activity 2/8/84)            (26.1)  (26.1)  (15.4)    4.3    9.7%     11.2
International Subaccount
(commenced activity 5/1/90)                  (16.7)  (16.7)  (20.7)    0.3    5.9       4.6
New World Subaccount
(commenced activity 6/17/99)                  (7.7)   (7.7)   (9.6)    N/A    N/A      (4.0)
Blue Chip Income & Growth Subaccount
(commenced activity 7/5/01)                  (24.7)  (24.7)    N/A     N/A    N/A     (20.9)
Growth-Income Subaccount
(as if commenced activity 2/8/84)            (20.1)  (20.1)   (5.4)    1.3    8.0       9.9
Asset Allocation Subaccount
(commenced activity 8/1/89)                  (14.2)  (14.2)   (4.8)   (0.1)   5.8       5.9
Bond Subaccount
(commenced activity 1/2/96)                    1.8     1.8     3.5     2.5    N/A       3.3
High-Income Bond Subaccount
(as if commenced activity 2/8/84)             (3.9)   (3.9)   (1.4)   (0.6)   3.8       7.2
U.S. Gov't/AAA - Rated Securities Subaccount
(as if commenced activity 12/2/85)             6.8     6.8     6.8     4.6    4.3       5.3
Cash Management Subaccount
(as if commenced activity 2/8/84)             (1.1)   (1.1)    1.2     1.7    1.8       2.9



The performance figures shown reflect the cost of the i4LIFE/SM/ Advantage with the EGMDB. These performance figures above do not reflect the cost of the Guaranteed Income Benefit Rider. If contractowners had elected the Guaranteed Income Benefit Rider their returns would be lower.

Interest Adjustment



The following example illustrates the detailed calculations for a $50,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the interest adjustment and the 1.5% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 1.5% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Yield Rate Factor Calculation" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 1.5% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $30 account fee, but that fee is waived if the contract value at the end of a contract year is $50,000 or more. The results would be slightly different in the sates where the annual fee is less than $30.





                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE


                             CASH SURRENDER VALUES



            Single Premium             $50,000
            Premium taxes              None
            Withdrawals                None
            Guaranteed Period          5 years
            Guaranteed Interest Rate   4.50%
            Annuity Date               Age 70
            Index Rate A               5.00%
            Index Rate B               6.00% End of contract year 1
                                       5.50% End of contract year 2
                                       5.00% End of contract year 3
                                       4.00% End of contract year 4
            Percentage adjustment to B 0.25%



                          SURRENDER VALUE CALCULATION



  Contract Year (1)     (2)      (3)      (4)     (5)     (6)       (7)
                        Index    Adjusted         Greater
                Annuity Rate     Annuity  Minimum of (3)  Surrender Surrender
                Value   Factor   Value    Value   & (4)   Charge    Value
        1       $52,220 0.953765 $49,806  $50,720 $50,720  $3,000    $47,720
        2       $54,540 0.978874 $53,388  $51,451 $53,388  $2,500    $50,888
        3       $56,964 0.995255 $56,694  $52,193 $56,694  $2,000    $54,694
        4       $59,498 1.007194 $59,926  $52,945 $59,926  $1,500    $58,426
        5       $62,145       NA $62,145  $53,710 $62,145  $    0    $62,145



                           ANNUITY VALUE CALCULATION



                 Contract Year
                       1       $50,000 x 1.045 - $30 = $52,220
                       2       $52,220 x 1.045 - $30 = $54,540
                       3       $54,540 x 1.045 - $30 = $56,964
                       4       $56,964 x 1.045 - $30 = $59,498
                       5       $59,498 x 1.045 - $30 = $62,145



                         SURRENDER CHARGE CALCULATION



                     Contract Year SC factor Surrender Chg
                           1......   6.00%      $3,000
                           2......   5.00%      $2,500
                           3......   4.00%      $2,000
                           4......   3.00%      $1,500
                           5......   0.00%      $    0



                       INTEREST RATE FACTOR CALCULATION



             Contract Year Index A Index B Adj Index B N   Result
                   1......  5.00%   6.00%     6.25%    4   0.953765
                   2......  5.00%   5.50%     5.75%    3   0.978874
                   3......  5.00%   5.00%     5.25%    2   0.995255
                   4......  5.00%   4.00%     4.25%    1   1.007194
                   5......  5.00%     NA        NA     NA     NA



                           MINIMUM VALUE CALCULATION



                 Contract Year
                       1...... $50,000 x 1.015 - $30 = $50,720
                       2...... $50,720 x 1.015 - $30 = $51,451
                       3...... $51,451 x 1.015 - $30 = $52,193
                       4...... $52,193 x 1.015 - $30 = $52,945
                       5...... $52,945 x 1.015 - $30 = $53,710

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

a.The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b.A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


i4LIFE/SM/ Advantage for Non-qualified contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the i4LIFE/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on whether the i4LIFE/SM/ Advantage or the Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


i4LIFE/SM/ Advantage for IRA contracts


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the i4LIFE/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



i4LIFE/SM/ Advantage annuity factors are based on whether the i4LIFE/SM/ Advantage or Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when, applicable the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.


The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the Account Value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.




Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Advertising and sales
literature



As set forth in the Prospectus, Lincoln Life may refer to the following indexes and organizations (and others) in its marketing materials:

A.M. Best evaluates the overall performance of insurance companies to gauge their relative financial strength and ability to meet contractual obligations. A.M. Best performs a quantitative and qualitative review of each company. It also provides rankings to which Lincoln Life intends to refer.

Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded blue-chip stocks, primarily industrials. Prepared and published by Dow Jones & Company, "the Dow" is the oldest and most widely quoted of all market indicators. The average is quoted in points, not dollars.

EAFE Index measures the performance of equities in Europe, Australia and the Far East. It reflects the movements of world stock markets via the evolution of an unmanaged portfolio. Prepared by Morgan Stanley Capital International, the index represents over 1,000 companies in 20 nations.

FITCH rates over 800 insurance companies in nearly 30 countries. Its Insurance Group maintains significant analytical centers in Chicago, London and New York, and coordinates local analytical resources in other locations worldwide on behalf of Fitch's global office network.



Lipper Variable Insurance Products Performance Analysis Service publishes statistical data on investment companies in the U.S. and overseas. Lipper recognized as the leading data source on open-end and closed-end funds, tracks the performance of over 5,000 investment firms. Reports include performance and portfolio analysis, as well as fee and expense analysis.



Moody's rating is an evaluation of an insurance company's financial strength and ability to meet its financial obligations. The purpose of Moody's ratings is to provide investors with a simple system to grade the relative quality of insurance companies.



Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.



NASDAQ-OTC Price Index is based on the NASDAQ and represents 3,500 domestic over-the-counter stocks. It is market value-weighted and heavily populated by high-tech firms.



Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2002, the average firm's stock value in the index was $4 billion; the median was $700 million. The range of stock value was from $309 billion to $128 million.



Standard & Poor's claims-paying ability rating measures an insurance company's financial capacity to meet its obligations to policyholders. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.



Standard & Poor's 500 Index is a broad-based measurement of U.S. stock-market performance. The index, popularly known as the S&P 500, is based on the weighted average performance of the common stocks of 500 leading companies in diverse industries. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index are services of Standard & Poor's Corporation, a financial advisory, securities rating and publishing firm.



VARDS (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. It also provides a readily understandable analysis of the comparative characteristics and market performance of funds in variable contracts.



In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in several ways:



Compound interest illustrations will emphasize several advantages of the variable annuity contract. For example - but not by way of illustration - the literature may emphasize potential tax savings through tax deferral, the potential advantage of the variable annuity account over the fixed account, and the compounding effect of regular deposits to a contract.



Internet is an electronic communications network that may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.




Additional services


Dollar Cost Averaging (DCA)--You may systematically transfer on a monthly basis amounts from the DCA Fixed Account or certain variable subaccounts into the variable subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


Automatic Withdrawal Service (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross-reinvestment service--Under this option, account value in a designated variable subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross- reinvestment at the time of application or at any B-11 time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing--Portfolio rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% International). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life, or by telephone if we have your telephone authorization on file.


If portfolio rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the portfolio rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by writing Lincoln Life, or by calling, if we have your telephone authorization on file.

The portfolio rebalancing program is not available following the annuity commencement date.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $93 billion at December 31, 2002 and had annual consolidated revenues of $4.6 billion in 2002. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.


Lincoln Life's customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 17,000 employers and more than 1.5 million individuals.


Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2002 Lincoln Life had total assets of over $84 billion.


Other information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements


Financial statements of the VAA and of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account H

Statement of assets and liabilities

December 31, 2002

                                                                                        Mortality &
                                                           Contract                     Expense       Contract
                                                           Purchases                    Charges       Redemptions
                                                           Due From                     Payable To    Due To
                                                           The Lincoln                  The Lincoln   The Lincoln
                                                           National Life                National Life National Life
                                                           Insurance                    Insurance     Insurance
                                            Investments    Company       Total Assets   Company       Company
--------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Subaccount            $  741,061,524   $     --    $  741,061,524   $ 27,773     $   62,308
AFIS Asset Allocation Class II Subaccount      602,714,430    190,048       602,904,478     21,915             --
AFIS Blue Chip Income and Growth Subaccount     50,294,794     26,143        50,320,937      1,893             --
AFIS Blue Chip Income and Growth Class II
 Subaccount                                    165,320,097     59,829       165,379,926      5,901             --
AFIS Bond Subaccount                           197,764,540    216,238       197,980,778      7,437             --
AFIS Bond Class II Subaccount                  281,856,551         --       281,856,551     10,321         27,681
AFIS Cash Management Subaccount                170,427,318         --       170,427,318      6,390        806,379
AFIS Cash Management Class II Subaccount       131,450,019         --       131,450,019      4,993        430,912
AFIS Global Discovery Subaccount                 2,933,781         48         2,933,829        110             --
AFIS Global Discovery Class II Subaccount        8,650,660         --         8,650,660        308          8,207
AFIS Global Growth Subaccount                  128,711,809         --       128,711,809      4,808          1,650
AFIS Global Growth Class II Subaccount         355,489,499         --       355,489,499     13,035         27,226
AFIS Global Small Capitalization Subaccount     91,588,882         --        91,588,882      3,426          1,050
AFIS Global Small Capitalization Class II
 Subaccount                                    155,065,153         --       155,065,153      5,723          7,552
AFIS Growth Subaccount                       2,741,626,988         --     2,741,626,988    102,331      1,037,969
AFIS Growth Class II Subaccount              1,221,155,438      8,094     1,221,163,532     44,809             --
AFIS Growth-Income Subaccount                3,294,129,505         --     3,294,129,505    123,262        974,430
AFIS Growth-Income Class II Subaccount       1,822,940,662     29,119     1,822,969,781     66,545             --
AFIS High-Income Bond Subaccount               287,568,268         --       287,568,268     10,733          4,507
AFIS High-Income Bond Class II Subaccount      177,801,380    157,853       177,959,233      6,513             --
AFIS International Subaccount                1,131,776,786         --     1,131,776,786     42,250        343,694
AFIS International Class II Subaccount         340,272,017     19,592       340,291,609     12,534             --
AFIS New World Subaccount                       31,697,567         36        31,697,603      1,187             --
AFIS New World Class II Subaccount              86,189,862      4,760        86,194,622      3,152             --
AFIS U.S. Government/AAA-Rated Securities
 Subaccount                                    445,235,206         --       445,235,206     16,718        180,004
AFIS U.S. Government/AAA-Rated Securities
 Class II Subaccount                           277,504,769         --       277,504,769     10,344         42,849







                                            Net Assets
----------------------------------------------------------
AFIS Asset Allocation Subaccount            $  740,971,443
AFIS Asset Allocation Class II Subaccount      602,882,563
AFIS Blue Chip Income and Growth Subaccount     50,319,044
AFIS Blue Chip Income and Growth Class II
 Subaccount                                    165,374,025
AFIS Bond Subaccount                           197,973,341
AFIS Bond Class II Subaccount                  281,818,549
AFIS Cash Management Subaccount                169,614,549
AFIS Cash Management Class II Subaccount       131,014,114
AFIS Global Discovery Subaccount                 2,933,719
AFIS Global Discovery Class II Subaccount        8,642,145
AFIS Global Growth Subaccount                  128,705,351
AFIS Global Growth Class II Subaccount         355,449,238
AFIS Global Small Capitalization Subaccount     91,584,406
AFIS Global Small Capitalization Class II
 Subaccount                                    155,051,878
AFIS Growth Subaccount                       2,740,486,688
AFIS Growth Class II Subaccount              1,221,118,723
AFIS Growth-Income Subaccount                3,293,031,813
AFIS Growth-Income Class II Subaccount       1,822,903,236
AFIS High-Income Bond Subaccount               287,553,028
AFIS High-Income Bond Class II Subaccount      177,952,720
AFIS International Subaccount                1,131,390,842
AFIS International Class II Subaccount         340,279,075
AFIS New World Subaccount                       31,696,416
AFIS New World Class II Subaccount              86,191,470
AFIS U.S. Government/AAA-Rated Securities
 Subaccount                                    445,038,484
AFIS U.S. Government/AAA-Rated Securities
 Class II Subaccount                           277,451,576


See accompanying notes.

Lincoln National Variable Annuity Account H

Statement of operations

Year Ended December 31, 2002

                                                                                    AFIS
                                                        AFIS          AFIS          Blue Chip
                                         AFIS           Asset         Blue Chip     Income
                                         Asset          Allocation    Income        and Growth    AFIS
                                         Allocation     Class II      and Growth    Class II      Bond
                                         Subaccount     Subaccount    Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment income      $  19,397,115  $ 14,748,484  $    677,056  $  1,976,162  $ 7,729,348
 . Mortality and expense guarantees        (11,573,115)   (7,680,255)     (624,324)   (1,572,469)  (2,531,072)
                                         -------------  ------------  ------------  ------------  -----------
NET INVESTMENT INCOME (LOSS)                 7,824,000     7,068,229        52,732       403,693    5,198,276

Net Realized Gain (Loss) on Investments:
 . Net realized gain (loss) on
  investments                                  881,940    (5,806,895)   (1,265,260)   (1,330,868)     (70,636)
 . Dividends from net realized gains on
  investments                                       --            --            --            --           --
                                         -------------  ------------  ------------  ------------  -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS        881,940    (5,806,895)   (1,265,260)   (1,330,868)     (70,636)
Net change in unrealized appreciation
or depreciation on investments            (130,284,284)  (87,036,122)  (11,467,254)  (33,117,902)     721,558
                                         -------------  ------------  ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $(121,578,344) $(85,774,788) $(12,679,782) $(34,045,077) $ 5,849,198
                                         =============  ============  ============  ============  ===========

                                                                      AFIS                        AFIS
                                         AFIS           AFIS          Cash          AFIS          Global
                                         Bond           Cash          Management    Global        Discovery
                                         Class II       Management    Class II      Discovery     Class II
                                         Subaccount     Subaccount    Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment income      $   9,674,777  $  5,042,504  $  4,426,087  $     19,827  $    40,970
 . Mortality and expense guarantees         (3,097,072)   (2,324,591)   (1,756,921)      (35,468)     (86,616)
                                         -------------  ------------  ------------  ------------  -----------
NET INVESTMENT INCOME (LOSS)                 6,577,705     2,717,913     2,669,166       (15,641)     (45,646)

Net Realized Gain (Loss) on Investments:
 . Net realized gain (loss) on
  investments                                 (353,409)   (1,140,263)   (2,883,817)     (162,060)    (444,477)
 . Dividends from net realized gains on
  investments                                       --        13,340        12,261            --           --
                                         -------------  ------------  ------------  ------------  -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS       (353,409)   (1,126,923)   (2,871,556)     (162,060)    (444,477)
Net change in unrealized appreciation
or depreciation on investments               1,736,277    (1,839,719)     (397,028)     (406,352)  (1,230,625)
                                         -------------  ------------  ------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS               $   7,960,573  $   (248,729) $   (599,418) $   (584,053) $(1,720,748)
                                         =============  ============  ============  ============  ===========



See accompanying notes.

                                            AFIS
               AFIS          AFIS           Global                                                        AFIS
AFIS           Global        Global         Small                           AFIS           AFIS           Growth-
Global         Growth        Small          Capitalization AFIS             Growth         Growth-        Income
Growth         Class II      Capitalization Class II       Growth           Class II       Income         Class II
Subaccount     Subaccount    Subaccount     Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------

$  1,802,401   $  3,520,275  $   1,058,102   $  1,272,288  $     6,581,839  $     403,565  $  40,819,564  $  19,046,031
  (2,118,073)    (5,228,796)    (1,570,988)    (2,395,650)     (48,098,344)   (18,932,338)   (55,244,313)   (26,593,092)
------------   ------------  -------------   ------------  ---------------  -------------  -------------  -------------
    (315,672)    (1,708,521)      (512,886)    (1,123,362)     (41,516,505)   (18,528,773)   (14,424,749)    (7,547,061)

  (9,606,722)   (18,171,967)   (11,337,052)   (13,519,665)    (139,740,808)  (101,977,545)   (54,026,812)   (52,247,773)
          --             --             --             --               --             --             --             --
------------   ------------  -------------   ------------  ---------------  -------------  -------------  -------------
  (9,606,722)   (18,171,967)   (11,337,052)   (13,519,665)    (139,740,808)  (101,977,545)   (54,026,812)   (52,247,773)
 (18,283,491)   (49,328,500)   (13,501,702)   (24,969,378)    (902,388,598)  (312,522,074)  (815,986,917)  (382,375,634)
------------   ------------  -------------   ------------  ---------------  -------------  -------------  -------------

$(28,205,885)  $(69,208,988) $ (25,351,640)  $(39,612,405) $(1,083,645,911) $(433,028,392) $(884,438,478) $(442,170,468)
============   ============  =============   ============  ===============  =============  =============  =============

                                                                                                          AFIS
                                                                                           AFIS           U.S.
               AFIS                                                         AFIS           U.S.           Government/
AFIS           High-Income                  AFIS           AFIS             New            Government/    AAA-Rated
High-Income    Bond          AFIS           International  New              World          AAA-Rated      Securities
Bond           Class II      International  Class II       World            Class II       Securities     Class II
Subaccount     Subaccount    Subaccount     Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------

$ 30,199,507   $ 15,749,848  $  22,768,419   $  4,998,459  $       708,391  $   1,579,515  $  15,550,427  $   7,684,010
  (4,137,262)    (2,149,872)   (18,928,278)    (5,151,482)        (484,306)    (1,234,276)    (5,145,046)    (2,651,754)
------------   ------------  -------------   ------------  ---------------  -------------  -------------  -------------
  26,062,245     13,599,976      3,840,141       (153,023)         224,085        345,239     10,405,381      5,032,256

 (19,625,421)    (4,355,068)   (95,128,290)   (96,686,227)      (1,668,894)    (5,599,477)     3,219,244      1,116,403
          --             --             --             --               --             --             --             --
------------   ------------  -------------   ------------  ---------------  -------------  -------------  -------------
 (19,625,421)    (4,355,068)   (95,128,290)   (96,686,227)      (1,668,894)    (5,599,477)     3,219,244      1,116,403
 (18,746,605)   (13,939,458)  (145,415,560)    31,409,801       (1,497,499)      (979,876)    14,616,397      8,027,292
------------   ------------  -------------   ------------  ---------------  -------------  -------------  -------------

$(12,309,781)  $ (4,694,550) $(236,703,709)  $(65,429,449) $    (2,942,308) $  (6,234,114) $  28,241,022  $  14,175,951
============   ============  =============   ============  ===============  =============  =============  =============

Lincoln National Variable Annuity Account H

Statements of changes in net assets

Years Ended December 31, 2001 and 2002

                                                                                            AFIS
                                                          AFIS             AFIS             Blue Chip Income
                                         AFIS             Asset Allocation Blue Chip Income and Growth       AFIS
                                         Asset Allocation Class II         and Growth       Class II         Bond
                                         Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001             $1,061,638,538   $ 398,467,404   $            --    $         --   $142,280,061
Changes From Operations:
 . Net investment income (loss)               23,776,568      10,174,528            43,640          79,678      6,327,599
 . Net realized gain (loss) on
  investments                                 76,326,730      26,572,068           (32,177)        (49,189)       712,851
 . Net change in unrealized
  appreciation or depreciation on
  investments                               (106,199,772)    (40,108,550)          317,903         800,860      3,517,515
                                          --------------   -------------   ---------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (6,096,474)     (3,361,954)          329,366         831,349     10,557,965
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                        88,788,724     178,213,432        40,599,971      60,981,436     85,602,621
  . Terminated contracts and transfers
    to annuity reserves                     (200,276,853)    (48,333,753)       (4,749,425)     (3,455,814)   (60,281,697)
                                          --------------   -------------   ---------------    ------------   ------------
                                            (111,488,129)    129,879,679        35,850,546      57,525,622     25,320,924
 Annuity Reserves:
  . Transfer from accumulation units
    and between subaccounts                      784,933         264,213            82,047              26        112,993
  . Annuity payments                          (1,080,174)       (202,966)           (4,650)             --       (279,667)
  . Receipt (reimbursement) of
    mortality guarantee adjustment                 1,228            (408)             (108)             --         (1,449)
                                          --------------   -------------   ---------------    ------------   ------------
                                                (294,013)         60,839            77,289              26       (168,123)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS           (111,782,142)    129,940,518        35,927,835      57,525,648     25,152,801
                                          --------------   -------------   ---------------    ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (117,878,616)    126,578,564        36,257,201      58,356,997     35,710,766
                                          --------------   -------------   ---------------    ------------   ------------
NET ASSETS AT DECEMBER 31, 2001              943,759,922     525,045,968        36,257,201      58,356,997    177,990,827
Changes From Operations:
 . Net investment income (loss)                7,824,000       7,068,229            52,732         403,693      5,198,276
 . Net realized gain (loss) on
  investments                                    881,940      (5,806,895)       (1,265,260)     (1,330,868)       (70,636)
 . Net change in unrealized
  appreciation or depreciation on
  investments                               (130,284,284)    (87,036,122)      (11,467,254)    (33,117,902)       721,558
                                          --------------   -------------   ---------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  (121,578,344)    (85,774,788)      (12,679,782)    (34,045,077)     5,849,198
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                       103,652,898     261,972,589        48,551,793     167,013,917     87,078,089
  . Terminated contracts and transfers
    to annuity reserves                     (184,221,807)    (98,533,190)      (21,841,322)    (26,277,885)   (73,135,073)
                                          --------------   -------------   ---------------    ------------   ------------
                                             (80,568,909)    163,439,399        26,710,471     140,736,032     13,943,016
 Annuity Reserves:
  . Transfer from accumulation units
    and between subaccounts                      338,467         387,573            43,587         369,631        450,203
  . Annuity payments                            (994,013)       (216,182)          (12,424)        (42,929)      (261,989)
  . Receipt (reimbursement) of
    mortality guarantee adjustment                14,320             593                (9)           (629)         2,086
                                          --------------   -------------   ---------------    ------------   ------------
                                                (641,226)        171,984            31,154         326,073        190,300
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS            (81,210,135)    163,611,383        26,741,625     141,062,105     14,133,316
                                          --------------   -------------   ---------------    ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (202,788,479)     77,836,595        14,061,843     107,017,028     19,982,514
                                          --------------   -------------   ---------------    ------------   ------------
NET ASSETS AT DECEMBER 31, 2002           $  740,971,443   $ 602,882,563   $    50,319,044    $165,374,025   $197,973,341
                                          ==============   =============   ===============    ============   ============

                                                                           AFIS                              AFIS
                                         AFIS             AFIS             Cash             AFIS             Global
                                         Bond             Cash             Management       Global           Discovery
                                         Class II         Management       Class II         Discovery        Class II
                                         Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001             $  108,980,085   $ 185,045,229   $    48,623,543    $         --   $         --
Changes From Operations:
 . Net investment income (loss)                5,499,667       8,366,993         2,691,308            (126)          (541)
 . Net realized gain (loss) on
  investments                                    146,132       2,586,243          (269,328)         (7,656)       (55,040)
 . Net change in unrealized
  appreciation or depreciation on
  investments                                  2,715,084      (6,617,098)       (1,041,007)          3,774         96,269
                                          --------------   -------------   ---------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     8,360,883       4,336,138         1,380,973          (4,008)        40,688
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                        96,591,026     371,709,233       597,787,343       2,487,528      6,503,916
  . Terminated contracts and transfers
    to annuity reserves                      (27,180,325)   (373,699,192)     (520,959,575)       (402,193)    (2,492,007)
                                          --------------   -------------   ---------------    ------------   ------------
                                              69,410,701      (1,989,959)       76,827,768       2,085,335      4,011,909
Annuity Reserves:
 . Transfer from accumulation units and
  between subaccounts                            309,722          85,162           (54,603)             --            120
 . Annuity payments                             (117,577)       (100,133)          (55,649)             --             --
 . Receipt (reimbursement) of mortality
  guarantee adjustment                            (4,600)          6,243            (1,836)             --             --
                                          --------------   -------------   ---------------    ------------   ------------
                                                 187,545          (8,728)         (112,088)             --            120
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS             69,598,246      (1,998,687)       76,715,680       2,085,335      4,012,029
                                          --------------   -------------   ---------------    ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       77,959,129       2,337,451        78,096,653       2,081,327      4,052,717
                                          --------------   -------------   ---------------    ------------   ------------
NET ASSETS AT DECEMBER 31, 2001              186,939,214     187,382,680       126,720,196       2,081,327      4,052,717
Changes From Operations:
 . Net investment income (loss)                6,577,705       2,717,913         2,669,166         (15,641)       (45,646)
 . Net realized gain (loss) on
  investments                                   (353,409)     (1,126,923)       (2,871,556)       (162,060)      (444,477)
 . Net change in unrealized
  appreciation or depreciation on
  investments                                  1,736,277      (1,839,719)         (397,028)       (406,352)    (1,230,625)
                                          --------------   -------------   ---------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     7,960,573        (248,729)         (599,418)       (584,053)    (1,720,748)
Changes From Unit Transactions:
 Accumulation Units:
  . Contract purchases                       139,965,884     265,937,328     1,178,688,340       3,672,920     11,334,188
  . Terminated contracts and transfers
    to annuity reserves                      (53,234,835)   (283,493,134)   (1,174,695,897)     (2,236,475)    (5,024,012)
                                          --------------   -------------   ---------------    ------------   ------------
                                              86,731,049     (17,555,806)        3,992,443       1,436,445      6,310,176
Annuity Reserves:
 . Transfer from accumulation units and
  between subaccounts                            344,887         116,374         1,320,060              --             --
 . Annuity payments                             (185,666)        (88,489)         (417,368)             --             --
 . Receipt (reimbursement) of mortality
  guarantee adjustment                            28,492           8,519            (1,799)             --             --
                                          --------------   -------------   ---------------    ------------   ------------
                                                 187,713          36,404           900,893              --             --
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM UNIT TRANSACTIONS             86,918,762     (17,519,402)        4,893,336       1,436,445      6,310,176
                                          --------------   -------------   ---------------    ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       94,879,335     (17,768,131)        4,293,918         852,392      4,589,428
                                          --------------   -------------   ---------------    ------------   ------------
NET ASSETS AT DECEMBER 31, 2002           $  281,818,549   $ 169,614,549   $   131,014,114    $  2,933,719   $  8,642,145
                                          ==============   =============   ===============    ============   ============

See accompanying notes.

               AFIS                                AFIS
AFIS           Global         AFIS                 Global Small                    AFIS            AFIS
Global         Growth         Global               Capitalization AFIS             Growth          Growth-
Growth         Class II       Small Capitalization Class II       Growth           Class II        Income
Subaccount     Subaccount     Subaccount           Subaccount     Subaccount       Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------------
$ 280,196,162  $ 447,887,552    $   184,875,734    $ 185,779,293  $ 6,650,751,148  $1,677,732,282  $ 5,342,808,805

     (944,868)    (2,661,581)          (432,122)        (819,264)     (37,733,212)    (14,017,068)      34,872,071
   16,976,910     33,690,109         (2,577,191)       4,203,395    1,597,399,147     412,085,058      607,795,671
  (56,942,026)  (105,199,513)       (23,207,399)     (31,367,523)  (2,787,645,801)   (750,547,847)    (578,773,118)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------

  (40,909,984)   (74,170,985)       (26,216,712)     (27,983,392)  (1,227,979,866)   (352,479,857)      63,894,624

   35,277,112    117,944,777         39,310,484       83,277,729      345,035,992     529,065,509      380,154,300
  (89,814,302)   (71,007,771)       (69,263,228)     (53,079,791)  (1,263,322,906)   (248,032,660)    (980,858,552)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (54,537,190)    46,937,006        (29,952,744)      30,197,938     (918,286,914)    281,032,849     (600,704,252)

      200,917        234,522            213,091           78,888        3,034,832       1,744,444        3,274,211
     (263,669)      (177,615)          (181,993)         (71,455)      (5,356,292)     (1,020,152)      (4,309,249)
         (524)          (411)               388              157          (39,289)          4,167           10,814
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
      (63,276)        56,496             31,486            7,590       (2,360,749)        728,459       (1,024,224)

  (54,600,466)    46,993,502        (29,921,258)      30,205,528     (920,647,663)    281,761,308     (601,728,476)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (95,510,450)   (27,177,483)       (56,137,970)       2,222,136   (2,148,627,529)    (70,718,549)    (537,833,852)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  184,685,712    420,710,069        128,737,764      188,001,429    4,502,123,619   1,607,013,733    4,804,974,953

     (315,672)    (1,708,521)          (512,886)      (1,123,362)     (41,516,505)    (18,528,773)     (14,424,749)
   (9,606,722)   (18,171,967)       (11,337,052)     (13,519,665)    (139,740,808)   (101,977,545)     (54,026,812)
  (18,283,491)   (49,328,500)       (13,501,702)     (24,969,378)    (902,388,598)   (312,522,074)    (815,986,917)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------

  (28,205,885)   (69,208,988)       (25,351,640)     (39,612,405)  (1,083,645,911)   (433,028,392)    (884,438,478)

   23,927,089     93,649,880         41,220,937       71,669,625      166,523,028     324,269,769      229,239,882
  (51,693,419)   (89,625,285)       (53,086,842)     (65,004,255)    (841,519,832)   (276,828,569)    (854,161,800)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (27,766,330)     4,024,595        (11,865,905)       6,665,370     (674,996,804)     47,441,200     (624,921,918)

      205,027         63,000            219,543           81,287          839,210         410,488        1,065,603
     (222,592)      (136,150)          (155,081)         (89,034)      (3,864,686)       (755,730)      (3,686,570)
        9,419         (3,288)              (275)           5,231           31,260          37,424           38,223
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
       (8,146)       (76,438)            64,187           (2,516)      (2,994,216)       (307,818)      (2,582,744)

  (27,774,476)     3,948,157        (11,801,718)       6,662,854     (677,991,020)     47,133,382     (627,504,662)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (55,980,361)   (65,260,831)       (37,153,358)     (32,949,551)  (1,761,636,931)   (385,895,010)  (1,511,943,140)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
$ 128,705,351  $ 355,449,238    $    91,584,406    $ 155,051,878  $ 2,740,486,688  $1,221,118,723  $ 3,293,031,813
=============  =============    ===============    =============  ===============  ==============  ===============

AFIS
Growth-
Income
Class II
Subaccount
-------------------
  $1,603,783,692

      10,208,219
     193,015,390
    (182,692,719)
  --------------

      20,530,890

     635,573,588
    (191,375,360)
  --------------
     444,198,228

       2,727,060
      (1,012,550)
           2,090
  --------------
       1,716,600

     445,914,828
  --------------
     466,445,718
  --------------
   2,070,229,410

      (7,547,061)
     (52,247,773)
    (382,375,634)
  --------------

    (442,170,468)

     527,150,851
    (332,516,870)
  --------------
     194,633,981

       1,327,564
      (1,159,030)
          41,779
  --------------
         210,313

     194,844,294
  --------------
    (247,326,174)
  --------------
  $1,822,903,236
  ==============


                                                                                   AFIS            AFIS
AFIS           AFIS                                AFIS           AFIS             New             U.S. Government/
High-Income    High-Income    AFIS                 International  New              World           AAA-Rated
Bond           Bond Class II  International        Class II       World            Class II        Securities
Subaccount     Subaccount     Subaccount           Subaccount     Subaccount       Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------------

$ 376,597,807  $ 116,723,346    $ 2,542,699,297    $ 437,910,552  $    42,169,236  $   81,248,693  $   310,855,930

   35,194,782     13,064,071         (5,322,158)      (1,901,322)        (443,079)       (987,467)      13,550,749
  (10,166,430)    (1,581,613)       546,282,823      (27,110,733)      (2,333,788)     (3,222,009)       2,562,793
   (1,457,282)    (3,861,115)    (1,036,108,896)     (68,622,704)         348,616        (894,353)       1,431,652
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------

   23,571,070      7,621,343       (495,148,231)     (97,634,759)      (2,428,251)     (5,103,829)      17,545,194

   68,574,288     65,412,436        189,807,831      573,451,046       13,103,574      47,600,730      115,154,408
 (120,528,651)   (35,082,621)      (602,808,848)    (513,996,256)     (19,360,957)    (35,270,710)    (112,134,145)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (51,954,363)    30,329,815       (413,001,017)      59,454,790       (6,257,383)     12,330,020        3,020,263

       93,885        155,080          1,577,060          109,574           46,137          16,382          157,110
     (444,979)       (96,609)        (2,926,094)        (282,842)         (18,271)        (40,284)        (293,248)
        2,713         (1,946)            27,869            2,314               (8)            431          (15,253)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
     (348,381)        56,525         (1,321,165)        (170,954)          27,858         (23,471)        (151,391)

  (52,302,744)    30,386,340       (414,322,182)      59,283,836       (6,229,525)     12,306,549        2,868,872
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (28,731,674)    38,007,683       (909,470,413)     (38,350,923)      (8,657,776)      7,202,720       20,414,066
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  347,866,133    154,731,029      1,633,228,884      399,559,629       33,511,460      88,451,413      331,269,996

   26,062,245     13,599,976          3,840,141         (153,023)         224,085         345,239       10,405,381
  (19,625,421)    (4,355,068)       (95,128,290)     (96,686,227)      (1,668,894)     (5,599,477)       3,219,244
  (18,746,605)   (13,939,458)      (145,415,560)      31,409,801       (1,497,499)       (979,876)      14,616,397
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------

  (12,309,781)    (4,694,550)      (236,703,709)     (65,429,449)      (2,942,308)     (6,234,114)      28,241,022

   49,416,077     66,947,976        134,929,126      915,477,765       22,913,989     191,608,916      228,856,253
  (97,132,134)   (39,126,612)      (398,116,607)    (909,177,892)     (21,778,920)   (187,655,726)    (143,209,799)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (47,716,057)    27,821,364       (263,187,481)       6,299,873        1,135,069       3,953,190       85,646,454

       86,412        218,706             48,064           64,846           13,616          61,443          195,568
     (375,351)      (104,077)        (2,015,029)        (202,275)         (21,419)        (40,817)        (309,029)
        1,672        (19,752)            20,113          (13,549)              (2)            355           (5,527)
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
     (287,267)        94,877         (1,946,852)        (150,978)          (7,805)         20,981         (118,988)

  (48,003,324)    27,916,241       (265,134,333)       6,148,895        1,127,264       3,974,171       85,527,466
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
  (60,313,105)    23,221,691       (501,838,042)     (59,280,554)      (1,815,044)     (2,259,943)     113,768,488
-------------  -------------    ---------------    -------------  ---------------  --------------  ---------------
$ 287,553,028  $ 177,952,720    $ 1,131,390,842    $ 340,279,075  $    31,696,416  $   86,191,470  $   445,038,484
=============  =============    ===============    =============  ===============  ==============  ===============

AFIS
U.S. Government/
AAA-Rated
Securities Class II
Subaccount
-------------------
  $   70,247,653

       3,922,692
         338,717
         484,533
  --------------

       4,745,942

      87,684,134
     (29,082,963)
  --------------
      58,601,171

         434,923
        (220,740)
          (2,956)
  --------------
         211,227

      58,812,398
  --------------
      63,558,340
  --------------
     133,805,993

       5,032,256
       1,116,403
       8,027,292
  --------------

      14,175,951

     226,915,486
     (99,241,360)
  --------------
     127,674,126

       2,592,303
        (790,106)
          (6,691)
  --------------
       1,795,506

     129,469,632
  --------------
     143,645,583
  --------------
  $  277,451,576
  ==============

Lincoln National Variable Annuity Account H

Notes to financial statements

1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of six products, each offering a guaranteed minimum death benefit (GMDB) rider option. The available contracts are as follows:

..  Legacy II
..  Legacy III
..  Shareholder's Advantage
..  Legacy III Plus
..  Legacy III C-Share
..  Legacy III L-Share

Legacy III and Shareholder Advantage contracts became available to clients of the Company on April 30, 1997 and September 23, 1999, respectively. Legacy III Plus and Legacy C-Share contracts became available to clients of the Company on July 21, 2000. Legacy III L-Share contracts became available to clients of the Company on September 10, 2001.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The Variable Account invests in the American Funds Insurance Series (AFIS) which consists of the following mutual funds (Funds):

AFIS Asset Allocation Fund
AFIS Asset Allocation Class II Fund
AFIS Blue Chip Income and Growth Fund
AFIS Blue Chip Income and Growth Class II Fund
AFIS Bond Fund
AFIS Bond Class II Fund
AFIS Cash Management Fund
AFIS Cash Management Class II Fund
AFIS Global Discovery Fund
AFIS Global Discovery Class II Fund
AFIS Global Growth Fund
AFIS Global Growth Class II Fund
AFIS Global Small Capitalization Fund
AFIS Global Small Capitalization Class II Fund AFIS Growth Fund
AFIS Growth Class II Fund
AFIS Growth-Income Fund
AFIS Growth-Income Class II Fund
AFIS High-Income Bond Fund
AFIS High-Income Bond Class II Fund
AFIS International Fund
AFIS International Class II Fund
AFIS New World Fund
AFIS New World Class II Fund
AFIS U.S. Government/AAA-Rated Securities Fund
AFIS U.S. Government/AAA-Rated Securities Class II Fund

AFIS is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2002, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the seven contract types:

.. Legacy II at a daily rate of .0036986% (1.35% on an annual basis) .. Legacy II at a daily rate of .0041096% (1.50% on an annual basis) .. Legacy II at a daily rate of .0043836% (1.60% on an annual basis) .. Legacy II at a daily rate of .0047945% (1.75% on an annual basis)

Lincoln National Variable Annuity Account H

.. Legacy II at a daily rate of .0053425% (1.95% on an annual basis) .. Legacy II at a daily rate of .0061644% (2.25% on an annual basis) .. Legacy II at a daily rate of .0067123% (2.45% on an annual basis)

.. Legacy III at a daily rate of .0034247% (1.25% on an annual basis) .. Legacy III at a daily rate of .0038356% (1.40% on an annual basis) .. Legacy III at a daily rate of .0041096% (1.50% on an annual basis) .. Legacy III at a daily rate of .0043836% (1.60% on an annual basis) .. Legacy III at a daily rate of .0045205% (1.65% on an annual basis) .. Legacy III at a daily rate of .0050685% (1.85% on an annual basis) .. Legacy III at a daily rate of .0058904% (2.15% on an annual basis) .. Legacy III at a daily rate of .0064384% (2.35% on an annual basis)

.. Shareholder Advantage at a daily rate of .0016438% (.60% on an annual basis) .. Shareholder Advantage at a daily rate of .0019726% (.72% on an annual basis) .. Shareholder Advantage at a daily rate of .0025205% (.92% on an annual basis) .. Shareholder Advantage at a daily rate of .0028767% (1.05% on an annual basis) .. Shareholder Advantage at a daily rate of .0034247% (1.25% on an annual basis) .. Shareholder Advantage at a daily rate of .0042466% (1.55% on an annual basis) .. Shareholder Advantage at a daily rate of .0047945% (1.75% on an annual basis)

.. Legacy III Plus at a daily rate of .0041096% (1.50% on an annual basis) .. Legacy III Plus at a daily rate of .0043836% (1.60% on an annual basis) .. Legacy III Plus at a daily rate of .0046575% (1.70% on an annual basis) .. Legacy III Plus at a daily rate of .0049315% (1.80% on an annual basis) .. Legacy III Plus at a daily rate of .0050685% (1.85% on an annual basis) .. Legacy III Plus at a daily rate of .0056164% (2.05% on an annual basis) .. Legacy III Plus at a daily rate of .0064384% (2.35% on an annual basis) .. Legacy III Plus at a daily rate of .0069863% (2.55% on an annual basis)

.. Legacy III C-Share at a daily rate of .0042466% (1.55% on an annual basis) .. Legacy III C-Share at a daily rate of .0045205% (1.65% on an annual basis) .. Legacy III C-Share at a daily rate of .0050685% (1.85% on an annual basis) .. Legacy III C-Share at a daily rate of .0052055% (1.90% on an annual basis) .. Legacy III C-Share at a daily rate of .0057534% (2.10% on an annual basis) .. Legacy III C-Share at a daily rate of .0065753% (2.40% on an annual basis) .. Legacy III C-Share at a daily rate of .0071233% (2.60% on an annual basis)

.. Legacy III L-Share at a daily rate of .0043836% (1.60% on an annual basis) .. Legacy III L-Share at a daily rate of .0046575% (1.70% on an annual basis) .. Legacy III L-Share at a daily rate of .0052055% (1.90% on an annual basis) .. Legacy III L-Share at a daily rate of .0053425% (1.95% on an annual basis) .. Legacy III L-Share at a daily rate of .0058904% (2.15% on an annual basis) .. Legacy III L-Share at a daily rate of .0067123% (2.45% on an annual basis) .. Legacy III L-Share at a daily rate of .0072603% (2.65% on an annual basis)

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 2002 for the Legacy II, Legacy III products, Legacy III Plus and Legacy III C-Share:

    AFIS Asset Allocation Fund                                   $  655,498
    AFIS Asset Allocation Class II Fund                             502,844
    AFIS Blue Chip Income and Growth Fund                            34,180
    AFIS Blue Chip Income and Growth Class II Fund                   41,711
    AFIS Bond Fund                                                  131,717
    AFIS Bond Class II Fund                                         195,704
    AFIS Cash Management Fund                                       339,149
    AFIS Cash Management Class II Fund                              443,119
    AFIS Global Discovery Fund                                        1,675
    AFIS Global Discovery Class II Fund                               4,616
    AFIS Global Growth Fund                                         116,514
    AFIS Global Growth Class II Fund                                318,286
    AFIS Global Small Capitalization Fund                            81,367
    AFIS Global Small Capitalization Class II Fund                  154,534
    AFIS Growth Fund                                              2,768,075
    AFIS Growth Class II Fund                                     1,310,316
    AFIS Growth-Income Fund                                       3,024,059
    AFIS Growth-Income Class II Fund                              1,816,404
    AFIS High-Income Bond Fund                                      260,196
    AFIS High-Income Bond Class II Fund                             119,784
    AFIS International Fund                                       1,139,707
    AFIS International Class II Fund                                316,686
    AFIS New World Fund                                              23,061
    AFIS New World Class II Fund                                     85,206
    AFIS U.S. Government/AAA-Rated Securities Fund                  323,055
    AFIS U.S. Government/AAA-Rated Securities Class II Fund         290,196

Lincoln National Variable Annuity Account H

For the Shareholder's Advantage product a front-end load, or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increase. For the period ending December 31, 2002, sales charges were $3,058,096.

Accordingly, the Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account H

3. Condensed Financial Information

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                             Unit Value Unit Value                                    Investment
                                                             Beginning  End        Units                    Total     Income
                                                             of Period  of Period  Outstanding Net Assets   Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund                                                                                               2.30%
  Legacy II (1.35% Fee Rate)                                   $2.90      $2.51    254,395,871 $638,477,954  (13.37)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  2.90       2.51      1,844,399    4,629,037  (13.37)%
  Legacy II (1.50% Fee Rate)                                    2.88       2.49     38,873,889   96,738,879  (13.50)%
  Legacy II (1.75% Fee Rate)                                    1.06       0.92      1,229,438    1,125,573  (13.71)%
AFIS Asset Allocation Class II Fund                                                                                      2.57%
  Legacy III (1.25% Fee Rate)                                   1.37       1.19     65,638,241   78,079,274  (13.47)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.37       1.19        927,022    1,102,730  (13.47)%
  Legacy III (1.40% Fee Rate)                                   1.37       1.18    332,782,152  392,509,255  (13.60)%
  Legacy III--Annuity Reserves (1.40% Fee Rate)                 1.37       1.18         45,842       54,069  (13.60)%
  Legacy III (1.60% Fee Rate)                                   1.02       0.88      4,193,421    3,683,721  (13.77)%
  Legacy III (1.65% Fee Rate)                                   1.07       0.93      6,566,700    6,076,849  (13.81)%
  Legacy III (1.85% Fee Rate)(2)                                1.04       1.04          9,545        9,901   (0.12)%
  Shareholder's Advantage (.60% Fee Rate)                       1.11       0.97      9,323,650    9,004,399  (12.90)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.11       0.97        207,825      200,709  (12.90)%
  Shareholder's Advantage (.72% Fee Rate)                       1.11       0.96     56,669,717   54,520,195  (13.01)%
  Shareholder's Advantage (.92% Fee Rate)                       1.02       0.89      2,591,904    2,297,128  (13.18)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.06       0.92        357,418      329,309  (13.29)%
  Legacy III Plus (1.50% Fee Rate)                              1.04       0.90      2,720,983    2,447,087  (13.68)%
  Legacy III Plus (1.60% Fee Rate)                              1.04       0.90     23,883,569   21,422,751  (13.77)%
  Legacy III Plus (1.80% Fee Rate)                              1.07       0.92      1,151,520    1,063,607  (13.94)%
  Legacy III Plus (1.85% Fee Rate)                              1.07       0.92        788,465      727,711  (13.99)%
  Legacy III C Share (1.55% Fee Rate)                           1.04       0.90      6,986,832    6,277,003  (13.73)%
  Legacy III C Share (1.65% Fee Rate)                           1.04       0.90     16,064,829   14,393,064  (13.81)%
  Legacy III C Share (1.85% Fee Rate)                           1.07       0.92      1,143,085    1,055,244  (13.98)%
  Legacy III C Share (1.90% Fee Rate)                           1.07       0.92        583,183      537,948  (14.03)%
  Legacy III L Share (1.60% Fee Rate)                           1.07       0.93      1,120,345    1,037,390  (13.77)%
  Legacy III L Share (1.70% Fee Rate)                           1.07       0.92      5,995,438    5,544,776  (13.86)%
  Legacy III L Share (1.90% Fee Rate)                           1.07       0.92        540,324      498,474  (14.03)%
  Legacy III L Share (1.95% Fee Rate)                           1.07       0.92         10,816        9,969  (14.09)%
AFIS Blue Chip Income and Growth Fund                                                                                    1.50%
  Legacy II (1.35% Fee Rate)                                    0.94       0.72     57,490,535   41,150,110  (23.97)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  0.94       0.72        131,832       94,362  (23.97)%
  Legacy II (1.50% Fee Rate)                                    0.94       0.71     12,609,220    9,005,046  (24.08)%
  Legacy II (1.75% Fee Rate)                                    1.07       0.81         86,165       69,526  (24.27)%
AFIS Blue Chip Income and Growth Class II Fund                                                                           1.66%
  Legacy III (1.25% Fee Rate)                                   0.94       0.71     26,528,002   18,952,048  (24.03)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 0.94       0.71        216,137      154,412  (24.03)%
  Legacy III (1.40% Fee Rate)                                   0.94       0.71    122,326,861   87,179,340  (24.14)%
  Legacy III--Annuity Reserves (1.40% Fee Rate)                 0.94       0.71        162,215      115,606  (24.14)%
  Legacy III (1.60% Fee Rate)                                   1.01       0.77      3,946,874    3,028,539  (24.30)%
  Legacy III (1.65% Fee Rate)                                   1.09       0.82        959,041      791,036  (24.33)%
  Legacy III (1.85% Fee Rate)(1)                                1.09       1.07         32,021       34,192   (2.33)%
  Shareholder's Advantage (.60% Fee Rate)                       0.94       0.72      3,342,378    2,411,148  (23.53)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     0.94       0.72         16,250       11,722  (23.53)%
  Shareholder's Advantage (.72% Fee Rate)                       0.94       0.72     34,067,489   24,532,131  (23.62)%
  Shareholder's Advantage (.92% Fee Rate)                       1.02       0.77      2,072,146    1,604,197  (23.78)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.09       0.83        323,573      268,944  (23.88)%
  Legacy III Plus (1.50% Fee Rate)                              0.94       0.71      1,458,619    1,038,194  (24.22)%
  Legacy III Plus (1.60% Fee Rate)                              0.94       0.71     18,448,115   13,110,624  (24.29)%
  Legacy III Plus (1.80% Fee Rate)                              1.09       0.82      1,823,494    1,501,124  (24.44)%
  Legacy III Plus (1.85% Fee Rate)                              1.09       0.82        318,109      261,687  (24.49)%
  Legacy III C Share (1.55% Fee Rate)                           0.94       0.71        890,587      633,418  (24.26)%
  Legacy III C Share (1.65% Fee Rate)                           0.94       0.71      7,035,123    4,996,195  (24.33)%
  Legacy III C Share (1.85% Fee Rate)                           1.09       0.82        575,151      473,240  (24.48)%
  Legacy III C Share (1.90% Fee Rate)                           1.09       0.82        148,582      122,164  (24.52)%
  Legacy III L Share (1.60% Fee Rate)                           1.09       0.83        475,407      392,360  (24.30)%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value                                    Investment
                                                             Beginning  End        Units                    Total     Income
                                                             of Period  of Period  Outstanding Net Assets   Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------------------
  Legacy III L Share (1.70% Fee Rate)                          $1.09      $0.82      4,101,858 $  3,381,315  (24.37)%
  Legacy III L Share (1.90% Fee Rate)                           1.09       0.82        462,571      380,389  (24.52)%
AFIS Bond Fund                                                                                                           4.19%
  Legacy II (1.35% Fee Rate)                                    1.32       1.35    125,468,287  169,936,560    2.86%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  1.32       1.35        608,252      823,828    2.86%
  Legacy II (1.50% Fee Rate)                                    1.31       1.34     19,786,083   26,571,766    2.71%
  Legacy II (1.75% Fee Rate)                                    1.01       1.03        619,969      641,187    2.45%
AFIS Bond Class II Fund                                                                                                  4.18%
  Legacy III (1.25% Fee Rate)                                   1.25       1.28     30,504,048   39,068,285    2.75%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.25       1.28        564,975      723,595    2.75%
  Legacy III (1.40% Fee Rate)                                   1.24       1.27    144,742,952  183,809,485    2.60%
  Legacy III--Annuity Reserves (1.40% Fee Rate)                 1.24       1.27         31,456       39,946    2.60%
  Legacy III (1.60% Fee Rate)                                   1.00       1.02      1,159,806    1,187,515    2.39%
  Legacy III (1.65% Fee Rate)                                   1.01       1.03        660,577      683,410    2.34%
  Legacy III (1.85% Fee Rate)(1)                                1.05       1.07         33,286       35,520    1.54%
  Shareholder's Advantage (.60% Fee Rate)                       1.15       1.18      2,836,988    3,359,710    3.42%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.15       1.18         43,407       51,404    3.42%
  Shareholder's Advantage (.72% Fee Rate)                       1.14       1.18     19,962,914   23,551,120    3.30%
  Shareholder's Advantage (.92% Fee Rate)                       1.00       1.03        485,150      501,157    3.09%
  Shareholder's Advantage (1.05% Fee Rate)                      1.01       1.04        403,628      420,781    2.96%
  Legacy III Plus (1.50% Fee Rate)                              1.08       1.11      1,248,431    1,387,255    2.50%
  Legacy III Plus (1.60% Fee Rate)                              1.08       1.11     12,491,453   13,843,102    2.39%
  Legacy III Plus (1.80% Fee Rate)                              1.01       1.03      1,838,195    1,894,235    2.19%
  Legacy III Plus (1.85% Fee Rate)                              1.01       1.03        172,111      177,634    2.15%
  Legacy III C Share (1.55% Fee Rate)                           1.08       1.11        871,081      966,738    2.45%
  Legacy III C Share (1.65% Fee Rate)                           1.08       1.11      5,915,381    6,547,852    2.34%
  Legacy III C Share (1.85% Fee Rate)                           1.01       1.03        609,575      629,121    2.14%
  Legacy III C Share (1.90% Fee Rate)                           1.01       1.03        613,393      632,656    2.09%
  Legacy III L Share (1.60% Fee Rate)                           1.01       1.04        342,884      355,228    2.44%
  Legacy III L Share (1.70% Fee Rate)                           1.01       1.03      1,582,759    1,636,342    2.29%
  Legacy III L Share (1.90% Fee Rate)                           1.01       1.03        306,826      316,458    2.09%
AFIS Cash Management Fund                                                                                                2.97%
  Legacy II (1.35% Fee Rate)                                    1.55       1.55     95,599,855  148,055,241   (0.12)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  1.55       1.55        448,949      695,286   (0.12)%
  Legacy II (1.50% Fee Rate)                                    1.54       1.54     13,414,686   20,599,215   (0.27)%
  Legacy II (1.75% Fee Rate)                                    1.00       1.00        265,998      264,807   (0.52)%
AFIS Cash Management Class II Fund                                                                                       3.52%
  Legacy III (1.25% Fee Rate)                                   1.17       1.17     15,151,659   17,666,451   (0.26)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.17       1.17        410,734      478,905   (0.26)%
  Legacy III (1.40% Fee Rate)                                   1.16       1.16     53,532,653   61,890,428   (0.40)%
  Legacy III--Annuity Reserves (1.40% Fee Rate)                 1.16       1.16        656,235      758,690   (0.40)%
  Legacy III (1.60% Fee Rate)                                   1.00       0.99      1,486,165    1,478,443   (0.60)%
  Legacy III (1.65% Fee Rate)                                   1.00       0.99        175,264      174,207   (0.66)%
  Shareholder's Advantage (.60% Fee Rate)                       1.09       1.10      1,101,938    1,206,885    0.40%
  Shareholder's Advantage (.72% Fee Rate)                       1.09       1.09      8,959,668    9,776,205    0.27%
  Shareholder's Advantage (.92% Fee Rate)                       1.00       1.00         77,109       77,385    0.07%
  Shareholder's Advantage (1.05% Fee Rate)                      1.00       1.00         86,306       86,436   (0.07)%
  Legacy III Plus (1.50% Fee Rate)                              1.04       1.03      5,065,501    5,230,997   (0.50)%
  Legacy III Plus (1.60% Fee Rate)                              1.04       1.03      7,501,088    7,727,665   (0.60)%
  Legacy III Plus (1.80% Fee Rate)                              1.00       0.99        282,746      280,540   (0.80)%
  Legacy III Plus (1.85% Fee Rate)                              1.00       0.99        296,496      294,037   (0.84)%
  Legacy III C Share (1.55% Fee Rate)                           1.04       1.03      2,394,379    2,470,850   (0.56)%
  Legacy III C Share (1.65% Fee Rate)                           1.04       1.03     18,443,951   18,976,259   (0.65)%
  Legacy III C Share (1.85% Fee Rate)                           1.00       0.99        358,554      355,541   (0.85)%
  Legacy III C Share (1.90% Fee Rate)                           1.00       0.99          2,806        2,781   (0.90)%
  Legacy III L Share (1.60% Fee Rate)                           1.00       1.00         75,471       75,102   (0.59)%
  Legacy III L Share (1.70% Fee Rate)                           1.00       0.99      1,905,459    1,892,637   (0.70)%
  Legacy III L Share (1.90% Fee Rate)                           1.00       0.99        114,705      113,670   (0.90)%
AFIS Global Discovery Fund                                                                                               0.77%
  Legacy II (1.35% Fee Rate)                                    0.93       0.72      3,227,146    2,319,979  (22.47)%
  Legacy II (1.50% Fee Rate)                                    0.93       0.72        855,648      613,740  (22.59)%
AFIS Global Discovery Class II Fund                                                                                      0.61%
  Legacy III (1.25% Fee Rate)                                   0.93       0.72      1,964,980    1,409,260  (22.65)%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value                                    Investment
                                                             Beginning  End        Units                    Total     Income
                                                             of Period  of Period  Outstanding Net Assets   Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------------------
  Legacy III (1.40% Fee Rate)                                  $0.93      $0.72      6,072,212 $  4,343,692  (22.76)%
  Legacy III (1.60% Fee Rate)                                   1.07       0.82        206,313      169,694  (22.92)%
  Legacy III (1.65% Fee Rate)                                   1.13       0.87          5,878        5,122  (22.96)%
  Shareholder's Advantage (.60% Fee Rate)                       0.93       0.72        162,422      117,616  (22.14)%
  Shareholder's Advantage (.72% Fee Rate)                       0.93       0.72      1,542,362    1,114,909  (22.23)%
  Shareholder's Advantage (.92% Fee Rate)                       1.13       0.88        153,331      134,875  (22.39)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.13       0.88          3,935        3,455  (22.49)%
  Legacy III Plus (1.50% Fee Rate)                              0.93       0.71        172,806      123,478  (22.84)%
  Legacy III Plus (1.60% Fee Rate)                              0.93       0.71        733,139      523,102  (22.92)%
  Legacy III Plus (1.80% Fee Rate)                              1.13       0.87         32,199       28,004  (23.07)%
  Legacy III C Share (1.55% Fee Rate)                           0.93       0.71         91,465       65,301  (22.88)%
  Legacy III C Share (1.65% Fee Rate)                           0.93       0.71        605,510      431,685  (22.96)%
  Legacy III C Share (1.85% Fee Rate)                           1.13       0.87         20,288       17,633  (23.11)%
  Legacy III L Share (1.60% Fee Rate)                           1.13       0.87         63,887       55,707  (22.93)%
  Legacy III L Share (1.70% Fee Rate)                           1.13       0.87        111,569       97,175  (23.00)%
  Legacy III L Share (1.90% Fee Rate)                           1.13       0.87          1,654        1,437  (23.16)%
AFIS Global Growth Fund                                                                                                  1.17%
  Legacy II (1.35% Fee Rate)                                    1.56       1.32     83,990,072  110,852,484  (15.61)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  1.56       1.32        971,159    1,281,764  (15.61)%
  Legacy II (1.50% Fee Rate)                                    1.55       1.31     12,560,290   16,437,005  (15.73)%
  Legacy II (1.75% Fee Rate)                                    1.19       1.00        134,227      134,098  (15.94)%
AFIS Global Growth Class II Fund                                                                                         0.91%
  Legacy III (1.25% Fee Rate)                                   1.55       1.31     34,172,845   44,784,297  (15.70)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.55       1.31        626,787      821,418  (15.70)%
  Legacy III (1.40% Fee Rate)                                   1.54       1.30    200,748,906  260,686,661  (15.83)%
  Legacy III (1.60% Fee Rate)                                   1.08       0.90      1,319,529    1,192,163  (15.99)%
  Legacy III (1.65% Fee Rate)                                   1.17       0.98      2,671,008    2,613,115  (16.04)%
  Shareholder's Advantage (.60% Fee Rate)                       0.96       0.82      4,581,269    3,742,997  (15.15)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     0.96       0.82         14,039       11,470  (15.15)%
  Shareholder's Advantage (.72% Fee Rate)                       0.96       0.81     26,741,466   21,764,453  (15.25)%
  Shareholder's Advantage (.92% Fee Rate)                       1.08       0.91        803,032      731,993  (15.42)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.17       0.99         33,661       33,185  (15.53)%
  Legacy III Plus (1.50% Fee Rate)                              0.67       0.56      1,178,515      665,275  (15.91)%
  Legacy III Plus (1.60% Fee Rate)                              0.67       0.56     18,728,303   10,546,115  (15.99)%
  Legacy III Plus (1.80% Fee Rate)                              1.16       0.98        388,611      379,472  (16.16)%
  Legacy III Plus (1.85% Fee Rate)                              1.16       0.98         10,578       10,322  (16.20)%
  Legacy III C Share (1.55% Fee Rate)                           0.67       0.56      1,519,787      856,877  (15.95)%
  Legacy III C Share (1.65% Fee Rate)                           0.67       0.56      7,092,890    3,989,558  (16.04)%
  Legacy III C Share (1.85% Fee Rate)                           1.16       0.98        276,779      270,085  (16.20)%
  Legacy III C Share (1.90% Fee Rate)                           1.16       0.98         30,019       29,275  (16.25)%
  Legacy III L Share (1.60% Fee Rate)                           1.17       0.98        254,778      249,483  (16.00)%
  Legacy III L Share (1.70% Fee Rate)                           1.17       0.98      1,735,656    1,697,386  (16.08)%
  Legacy III L Share (1.90% Fee Rate)                           1.16       0.98        367,179      358,169  (16.26)%
  Legacy III L Share (1.95% Fee Rate)                           1.16       0.97         15,867       15,469  (16.28)%
AFIS Global Small Capitalization Fund                                                                                    0.92%
  Legacy II (1.35% Fee Rate)                                    1.37       1.09     70,739,709   77,389,822  (19.92)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  1.37       1.09        556,826      609,173  (19.92)%
  Legacy II (1.50% Fee Rate)                                    1.36       1.09     12,405,181   13,476,565  (20.04)%
  Legacy II (1.75% Fee Rate)                                    1.31       1.05        104,124      108,846  (20.24)%
AFIS Global Small Capitalization Class II Fund                                                                           0.72%
  Legacy III (1.25% Fee Rate)                                   1.36       1.09     18,037,158   19,606,878  (20.06)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.36       1.09        477,648      519,215  (20.06)%
  Legacy III (1.40% Fee Rate)                                   1.35       1.08    103,623,783  111,854,649  (20.18)%
  Legacy III (1.60% Fee Rate)                                   1.11       0.89        379,693      336,776  (20.34)%
  Legacy III (1.65% Fee Rate)                                   1.25       1.00      2,223,031    2,212,950  (20.38)%
  Legacy III (1.85% Fee Rate)(2)                                1.07       1.06          9,131        9,649   (0.95)%
  Shareholder's Advantage (.60% Fee Rate)                       0.94       0.75      2,078,659    1,568,461  (19.54)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     0.94       0.75         15,669       11,823  (19.54)%
  Shareholder's Advantage (.72% Fee Rate)                       0.94       0.75     11,206,873    8,423,635  (19.63)%
  Shareholder's Advantage (.92% Fee Rate)                       1.21       0.97        217,099      211,198  (19.79)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.25       1.00         15,336       15,384  (19.90)%
  Legacy III Plus (1.50% Fee Rate)                              0.71       0.56        595,382      336,244  (20.26)%
  Legacy III Plus (1.60% Fee Rate)                              0.71       0.56      8,992,887    5,066,047  (20.34)%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value
                                                             Beginning  End        Units                        Total
                                                             of Period  of Period  Outstanding   Net Assets     Return(3)
--------------------------------------------------------------------------------------------------------------------------
  Legacy III Plus (1.80% Fee Rate)                             $1.11      $0.88          956,707 $      846,348  (20.50)%
  Legacy III Plus (1.85% Fee Rate)                              1.25       0.99            9,594          9,525  (20.54)%
  Legacy III C Share (1.55% Fee Rate)                           0.71       0.56        1,197,621        675,516  (20.30)%
  Legacy III C Share (1.65% Fee Rate)                           0.71       0.56        4,087,772      2,300,002  (20.38)%
  Legacy III C Share (1.85% Fee Rate)                           1.25       0.99           72,171         71,661  (20.54)%
  Legacy III C Share (1.90% Fee Rate)                           1.25       0.99            4,026          3,994  (20.58)%
  Legacy III L Share (1.60% Fee Rate)                           1.25       1.00           90,828         90,498  (20.35)%
  Legacy III L Share (1.70% Fee Rate)                           1.25       1.00          707,754        704,356  (20.42)%
  Legacy III L Share (1.90% Fee Rate)                           1.25       0.99          178,394        177,069  (20.58)%
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                    5.12       3.82      617,910,914  2,362,779,629  (25.29)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  5.12       3.82        3,850,341     14,723,006  (25.29)%
  Legacy II (1.50% Fee Rate)                                    5.08       3.79       94,956,776    360,037,694  (25.40)%
  Legacy II (1.75% Fee Rate)                                    1.18       0.88        3,359,496      2,946,359  (25.59)%
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   2.17       1.62       83,579,456    135,464,220  (25.39)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 2.17       1.62        1,535,837      2,489,260  (25.39)%
  Legacy III (1.40% Fee Rate)                                   2.16       1.61      572,587,111    920,199,562  (25.51)%
  Legacy III (1.60% Fee Rate)                                   1.08       0.80        7,618,372      6,128,267  (25.65)%
  Legacy III (1.65% Fee Rate)                                   1.18       0.88        1,341,833      1,174,337  (25.69)%
  Legacy III (1.85% Fee Rate)(2)                                1.08       1.06            8,822          9,373   (1.65)%
  Shareholder's Advantage (.60% Fee Rate)                       1.11       0.83       12,307,945     10,252,683  (24.91)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.11       0.83           25,425         21,180  (24.91)%
  Shareholder's Advantage (.72% Fee Rate)                       1.11       0.83       91,718,263     76,103,167  (25.00)%
  Shareholder's Advantage (.92% Fee Rate)                       1.08       0.81        2,466,398      2,001,719  (25.15)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.18       0.88          243,353        214,630  (25.24)%
  Legacy III Plus (1.50% Fee Rate)                              0.72       0.54        7,556,797      4,071,648  (25.58)%
  Legacy III Plus (1.60% Fee Rate)                              0.72       0.54       71,706,287     38,537,636  (25.65)%
  Legacy III Plus (1.80% Fee Rate)                              1.08       0.80        2,655,983      2,130,884  (25.80)%
  Legacy III Plus (1.85% Fee Rate)                              1.23       0.91          295,207        269,449  (25.84)%
  Legacy III C Share (1.55% Fee Rate)                           0.72       0.54        2,914,426      1,568,480  (25.62)%
  Legacy III C Share (1.65% Fee Rate)                           0.72       0.54       23,573,862     12,653,994  (25.69)%
  Legacy III C Share (1.85% Fee Rate)                           1.23       0.91          481,507        439,467  (25.84)%
  Legacy III C Share (1.90% Fee Rate)                           1.23       0.91          363,952        331,964  (25.88)%
  Legacy III L Share (1.60% Fee Rate)                           1.23       0.92          677,950        620,891  (25.65)%
  Legacy III L Share (1.70% Fee Rate)                           1.23       0.91        6,301,614      5,763,551  (25.73)%
  Legacy III L Share (1.90% Fee Rate)                           1.23       0.91          737,012        672,361  (25.88)%
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                    3.79       3.06      920,775,302  2,820,225,317  (19.24)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  3.79       3.06        5,059,074     15,495,343  (19.24)%
  Legacy II (1.50% Fee Rate)                                    3.77       3.04      149,275,754    453,344,954  (19.37)%
  Legacy II (1.75% Fee Rate)                                    1.11       0.89        4,450,938      3,966,199  (19.57)%
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                   1.64       1.32      173,685,390    229,942,556  (19.36)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.64       1.32        3,123,059      4,134,625  (19.36)%
  Legacy III (1.40% Fee Rate)                                   1.63       1.31    1,002,839,654  1,316,425,165  (19.48)%
  Legacy III (1.60% Fee Rate)                                   1.05       0.85       11,534,529      9,764,820  (19.64)%
  Legacy III (1.65% Fee Rate)                                   1.11       0.89        6,128,061      5,450,954  (19.68)%
  Legacy III (1.85% Fee Rate)(1)                                1.13       1.09           72,173         78,452   (3.43)%
  Shareholder's Advantage (.60% Fee Rate)                       1.20       0.97       18,886,564     18,323,185  (18.83)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.20       0.97          142,399        138,151  (18.83)%
  Shareholder's Advantage (.72% Fee Rate)                       1.19       0.97      134,657,785    130,138,779  (18.93)%
  Shareholder's Advantage (.92% Fee Rate)                       1.06       0.85        3,894,809      3,326,683  (19.09)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.11       0.90        1,771,213      1,587,780  (19.20)%
  Legacy III Plus (1.50% Fee Rate)                              1.06       0.85        7,962,476      6,758,546  (19.56)%
  Legacy III Plus (1.60% Fee Rate)                              1.05       0.85       67,640,843     57,264,353  (19.64)%
  Legacy III Plus (1.80% Fee Rate)                              1.05       0.84        3,442,957      2,907,069  (19.80)%
  Legacy III Plus (1.85% Fee Rate)                              1.13       0.91          678,515        615,022  (19.85)%
  Legacy III C Share (1.55% Fee Rate)                           1.05       0.85        2,689,766      2,280,279  (19.60)%
  Legacy III C Share (1.65% Fee Rate)                           1.05       0.85       23,483,570     19,857,011  (19.68)%
  Legacy III C Share (1.85% Fee Rate)                           1.13       0.91          946,774        858,275  (19.84)%
  Legacy III C Share (1.90% Fee Rate)                           1.13       0.91        1,272,836      1,153,247  (19.87)%
  Legacy III L Share (1.60% Fee Rate)                           1.13       0.91        1,711,868      1,556,775  (19.64)%

                                                             Investment
                                                             Income
                                                             Ratio(4)
-----------------------------------------------------------------------
  Legacy III Plus (1.80% Fee Rate)
  Legacy III Plus (1.85% Fee Rate)
  Legacy III C Share (1.55% Fee Rate)
  Legacy III C Share (1.65% Fee Rate)
  Legacy III C Share (1.85% Fee Rate)
  Legacy III C Share (1.90% Fee Rate)
  Legacy III L Share (1.60% Fee Rate)
  Legacy III L Share (1.70% Fee Rate)
  Legacy III L Share (1.90% Fee Rate)
AFIS Growth Fund                                                0.19%
  Legacy II (1.35% Fee Rate)
  Legacy II--Annuity Reserves (1.35% Fee Rate)
  Legacy II (1.50% Fee Rate)
  Legacy II (1.75% Fee Rate)
AFIS Growth Class II Fund                                       0.03%
  Legacy III (1.25% Fee Rate)
  Legacy III--Annuity Reserves (1.25% Fee Rate)
  Legacy III (1.40% Fee Rate)
  Legacy III (1.60% Fee Rate)
  Legacy III (1.65% Fee Rate)
  Legacy III (1.85% Fee Rate)(2)
  Shareholder's Advantage (.60% Fee Rate)
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)
  Shareholder's Advantage (.72% Fee Rate)
  Shareholder's Advantage (.92% Fee Rate)
  Shareholder's Advantage (1.05% Fee Rate)
  Legacy III Plus (1.50% Fee Rate)
  Legacy III Plus (1.60% Fee Rate)
  Legacy III Plus (1.80% Fee Rate)
  Legacy III Plus (1.85% Fee Rate)
  Legacy III C Share (1.55% Fee Rate)
  Legacy III C Share (1.65% Fee Rate)
  Legacy III C Share (1.85% Fee Rate)
  Legacy III C Share (1.90% Fee Rate)
  Legacy III L Share (1.60% Fee Rate)
  Legacy III L Share (1.70% Fee Rate)
  Legacy III L Share (1.90% Fee Rate)
AFIS Growth-Income Fund                                         1.01%
  Legacy II (1.35% Fee Rate)
  Legacy II--Annuity Reserves (1.35% Fee Rate)
  Legacy II (1.50% Fee Rate)
  Legacy II (1.75% Fee Rate)
AFIS Growth-Income Class II Fund                                0.96%
  Legacy III (1.25% Fee Rate)
  Legacy III--Annuity Reserves (1.25% Fee Rate)
  Legacy III (1.40% Fee Rate)
  Legacy III (1.60% Fee Rate)
  Legacy III (1.65% Fee Rate)
  Legacy III (1.85% Fee Rate)(1)
  Shareholder's Advantage (.60% Fee Rate)
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)
  Shareholder's Advantage (.72% Fee Rate)
  Shareholder's Advantage (.92% Fee Rate)
  Shareholder's Advantage (1.05% Fee Rate)
  Legacy III Plus (1.50% Fee Rate)
  Legacy III Plus (1.60% Fee Rate)
  Legacy III Plus (1.80% Fee Rate)
  Legacy III Plus (1.85% Fee Rate)
  Legacy III C Share (1.55% Fee Rate)
  Legacy III C Share (1.65% Fee Rate)
  Legacy III C Share (1.85% Fee Rate)
  Legacy III C Share (1.90% Fee Rate)
  Legacy III L Share (1.60% Fee Rate)

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value                                    Investment
                                                             Beginning  End        Units                    Total     Income
                                                             of Period  of Period  Outstanding Net Assets   Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------------------
  Legacy III L Share (1.70% Fee Rate)                          $1.13      $0.91      9,877,276 $  8,971,311  (19.72)%
  Legacy III L Share (1.90% Fee Rate)                           1.13       0.91      1,449,914    1,313,637  (19.88)%
  Legacy III L Share (1.95% Fee Rate)                           1.13       0.91         62,473       56,561  (19.92)%
AFIS High-Income Bond Fund                                                                                               9.97%
  Legacy II (1.35% Fee Rate)                                    2.37       2.31    110,608,026  255,232,140   (2.83)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  2.37       2.31        739,866    1,707,269   (2.83)%
  Legacy II (1.50% Fee Rate)                                    2.36       2.29     13,273,419   30,369,737   (2.98)%
  Legacy II (1.75% Fee Rate)                                    1.05       1.01        241,019      243,882   (3.22)%
AFIS High-Income Bond Class II Fund                                                                                      9.82%
  Legacy III (1.25% Fee Rate)                                   1.15       1.11     23,599,055   26,291,679   (3.05)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.15       1.11        435,458      485,143   (3.05)%
  Legacy III (1.40% Fee Rate)                                   1.14       1.10    109,024,284  120,437,026   (3.19)%
  Legacy III (1.60% Fee Rate)                                   1.02       0.98        823,090      809,237   (3.39)%
  Legacy III (1.65% Fee Rate)                                   1.05       1.01        474,906      480,635   (3.44)%
  Shareholder's Advantage (.60% Fee Rate)                       1.08       1.05      2,182,188    2,294,271   (2.42)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.08       1.05         28,398       29,856   (2.42)%
  Shareholder's Advantage (.72% Fee Rate)                       1.07       1.05     11,878,697   12,440,879   (2.53)%
  Shareholder's Advantage (.92% Fee Rate)                       1.02       0.99        328,619      325,989   (2.73)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.05       1.02         29,099       29,673   (2.85)%
  Legacy III Plus (1.50% Fee Rate)                              1.01       0.98        927,254      904,491   (3.29)%
  Legacy III Plus (1.60% Fee Rate)                              1.01       0.97      6,496,248    6,320,060   (3.39)%
  Legacy III Plus (1.80% Fee Rate)                              1.05       1.01        689,397      696,369   (3.58)%
  Legacy III Plus (1.85% Fee Rate)                              1.05       1.01         39,285       39,668   (3.60)%
  Legacy III C Share (1.55% Fee Rate)                           1.01       0.97        525,007      511,481   (3.34)%
  Legacy III C Share (1.65% Fee Rate)                           1.01       0.97      3,259,359    3,167,066   (3.44)%
  Legacy III C Share (1.85% Fee Rate)                           1.05       1.01         87,509       88,364   (3.61)%
  Legacy III C Share (1.90% Fee Rate)                           1.05       1.01        621,672      627,083   (3.68)%
  Legacy III L Share (1.60% Fee Rate)                           1.05       1.01        223,779      226,608   (3.41)%
  Legacy III L Share (1.70% Fee Rate)                           1.05       1.01      1,621,746    1,640,225   (3.48)%
  Legacy III L Share (1.90% Fee Rate)                           1.05       1.01         88,698       89,495   (3.68)%
  Legacy III L Share (1.95% Fee Rate)                           1.05       1.01         17,279       17,422   (3.73)%
AFIS International Fund                                                                                                  1.65%
  Legacy II (1.35% Fee Rate)                                    2.40       2.02    488,951,659  989,190,830  (15.72)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  2.40       2.02      3,801,518    7,690,795  (15.72)%
  Legacy II (1.50% Fee Rate)                                    2.38       2.01     66,712,204  133,811,504  (15.85)%
  Legacy II (1.75% Fee Rate)                                    1.08       0.91        766,545      697,713  (16.06)%
AFIS International Class II Fund                                                                                         1.31%
  Legacy III (1.25% Fee Rate)                                   1.30       1.09     35,816,641   39,016,902  (15.90)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.30       1.09        604,196      658,181  (15.90)%
  Legacy III (1.40% Fee Rate)                                   1.29       1.08    234,394,818  253,173,842  (16.03)%
  Legacy III (1.60% Fee Rate)                                   1.02       0.86      1,563,930    1,340,037  (16.20)%
  Legacy III (1.65% Fee Rate)                                   1.08       0.91      2,746,707    2,494,279  (16.24)%
  Shareholder's Advantage (.60% Fee Rate)                       0.87       0.74      5,461,554    4,015,517  (15.35)%
  Shareholder's Advantage (.72% Fee Rate)                       0.87       0.73     26,699,424   19,555,150  (15.45)%
  Shareholder's Advantage (.92% Fee Rate)                       1.02       0.86        294,222      254,355  (15.62)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.09       0.91         32,588       29,818  (15.73)%
  Legacy III Plus (1.50% Fee Rate)                              0.62       0.52      1,216,277      630,889  (16.11)%
  Legacy III Plus (1.60% Fee Rate)                              0.62       0.52     18,437,162    9,540,471  (16.20)%
  Legacy III Plus (1.80% Fee Rate)                              1.08       0.91        970,419      879,609  (16.36)%
  Legacy III Plus (1.85% Fee Rate)                              1.08       0.91         44,351       40,168  (16.41)%
  Legacy III C Share (1.55% Fee Rate)                           0.62       0.52      1,962,568    1,016,782  (16.15)%
  Legacy III C Share (1.65% Fee Rate)                           0.62       0.52      9,638,977    4,981,606  (16.24)%
  Legacy III C Share (1.85% Fee Rate)                           1.08       0.91         90,588       82,061  (16.41)%
  Legacy III C Share (1.90% Fee Rate)                           1.08       0.91        371,000      335,818  (16.45)%
  Legacy III L Share (1.60% Fee Rate)                           1.08       0.91        195,162      177,350  (16.19)%
  Legacy III L Share (1.70% Fee Rate)                           1.08       0.91      1,997,529    1,812,861  (16.28)%
  Legacy III L Share (1.90% Fee Rate)                           1.08       0.91        268,828      243,379  (16.45)%
AFIS New World Fund                                                                                                      2.00%
  Legacy II (1.35% Fee Rate)                                    0.96       0.90     30,484,675   27,363,121   (6.71)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  0.96       0.90        106,791       95,856   (6.71)%
  Legacy II (1.50% Fee Rate)                                    0.96       0.89      4,703,537    4,199,437   (6.85)%
  Legacy II (1.75% Fee Rate)                                    1.12       1.04         36,666       38,002   (7.09)%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value                                    Investment
                                                             Beginning  End        Units                    Total     Income
                                                             of Period  of Period  Outstanding Net Assets   Return(3) Ratio(4)
--------------------------------------------------------------------------------------------------------------------------------
AFIS New World Class II Fund                                                                                             1.72%
  Legacy III (1.25% Fee Rate)                                  $0.96      $0.89     11,003,066 $  9,827,391   (6.84)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 0.96       0.89        226,277      202,099   (6.84)%
  Legacy III (1.40% Fee Rate)                                   0.96       0.89     65,552,631   58,236,409   (6.98)%
  Legacy III (1.60% Fee Rate)                                   1.04       0.97        224,213      217,054   (7.16)%
  Legacy III (1.65% Fee Rate)                                   1.12       1.04      3,252,216    3,381,084   (7.21)%
  Shareholder's Advantage (.60% Fee Rate)                       1.02       0.96      1,514,900    1,453,739   (6.23)%
  Shareholder's Advantage (.72% Fee Rate)                       1.02       0.96      7,240,470    6,921,375   (6.34)%
  Shareholder's Advantage (.92% Fee Rate)                       1.12       1.05        156,741      164,486   (6.53)%
  Shareholder's Advantage (1.05% Fee Rate)                      1.12       1.05          1,361        1,426   (6.62)%
  Legacy III Plus (1.50% Fee Rate)                              0.84       0.78        338,635      263,798   (7.07)%
  Legacy III Plus (1.60% Fee Rate)                              0.84       0.78      4,342,113    3,373,967   (7.16)%
  Legacy III Plus (1.80% Fee Rate)                              1.12       1.04        111,145      115,327   (7.35)%
  Legacy III C Share (1.55% Fee Rate)                           0.84       0.78        718,334      558,869   (7.12)%
  Legacy III C Share (1.65% Fee Rate)                           0.84       0.78      1,216,948      944,452   (7.21)%
  Legacy III C Share (1.85% Fee Rate)                           1.12       1.04         93,617       97,074   (7.40)%
  Legacy III C Share (1.90% Fee Rate)                           1.12       1.04          8,317        8,619   (7.44)%
  Legacy III L Share (1.60% Fee Rate)                           1.12       1.04        107,428      111,798   (7.16)%
  Legacy III L Share (1.70% Fee Rate)                           1.12       1.04        293,556      305,084   (7.25)%
  Legacy III L Share (1.90% Fee Rate)                           1.12       1.04          7,156        7,419   (7.43)%
AFIS U.S. Government/AAA-Rated Securities Fund                                                                           4.14%
  Legacy II (1.35% Fee Rate)                                    2.07       2.24    171,181,229  383,112,273    7.99%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  2.07       2.24        786,451    1,760,117    7.99%
  Legacy II (1.50% Fee Rate)                                    2.06       2.22     26,951,665   59,808,593    7.83%
  Legacy II (1.75% Fee Rate)                                    1.00       1.07        333,215      357,501    7.56%
AFIS U.S. Government/AAA-Rated Securities Class II Fund                                                                  3.94%
  Legacy III (1.25% Fee Rate)                                   1.30       1.40     28,057,669   39,180,023    7.79%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.30       1.40      1,232,984    1,721,751    7.79%
  Legacy III (1.40% Fee Rate)                                   1.29       1.38    129,937,678  179,909,439    7.63%
  Legacy III--Annuity Reserves (1.40% Fee Rate)                 1.29       1.38        810,827    1,122,657    7.63%
  Legacy III (1.60% Fee Rate)                                   1.01       1.08      1,285,149    1,387,392    7.42%
  Legacy III (1.65% Fee Rate)                                   1.00       1.07      1,119,094    1,197,884    7.36%
  Legacy III (1.85% Fee Rate)(1)                                1.00       1.01         65,107       65,650    0.94%
  Shareholder's Advantage (.60% Fee Rate)                       1.18       1.28      2,556,638    3,279,182    8.50%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.18       1.28         50,038       64,180    8.50%
  Shareholder's Advantage (.72% Fee Rate)                       1.18       1.28     12,056,783   15,408,399    8.37%
  Shareholder's Advantage (.92% Fee Rate)                       1.00       1.08        310,743      336,613    8.15%
  Shareholder's Advantage (1.05% Fee Rate)                      1.00       1.08         39,235       42,313    8.00%
  Legacy III Plus (1.50% Fee Rate)                              1.12       1.20      1,241,670    1,494,309    7.52%
  Legacy III Plus (1.60% Fee Rate)                              1.12       1.20     15,079,568   18,099,829    7.42%
  Legacy III Plus (1.80% Fee Rate)                              1.00       1.08      2,423,462    2,610,193    7.20%
  Legacy III Plus (1.85% Fee Rate)                              1.00       1.07      1,365,059    1,457,671    7.15%
  Legacy III C Share (1.55% Fee Rate)                           1.12       1.20      1,026,697    1,234,089    7.47%
  Legacy III C Share (1.65% Fee Rate)                           1.12       1.20      5,052,488    6,055,908    7.36%
  Legacy III C Share (1.85% Fee Rate)                           1.00       1.07         18,878       20,162    7.17%
  Legacy III C Share (1.90% Fee Rate)                           1.00       1.07        110,795      118,247    7.11%
  Legacy III L Share (1.60% Fee Rate)                           1.00       1.07      1,017,399    1,090,142    7.42%
  Legacy III L Share (1.70% Fee Rate)                           1.00       1.07      1,303,392    1,394,150    7.31%
  Legacy III L Share (1.90% Fee Rate)                           1.00       1.07        151,237      161,393    7.10%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 12/6/2002.

(2)Reflects less than a full year of activity. Funds were first received in this option on 12/13/2002.

(3)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(4)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                             Unit Value Unit Value                                    Investment
                                                             Beginning  End        Units                    Total     Income
                                                             of Period  of Period  Outstanding Net Assets   Return(8) Ratio(9)
--------------------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund                                                                                               3.76%
  Legacy II (1.35% Fee Rate)                                   $2.91      $2.90    283,411,528 $821,052,999   (0.58)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  2.91       2.90      2,080,014    6,025,874   (0.58)%
  Legacy II (1.50% Fee Rate)                                    2.90       2.88     40,442,420  116,345,636   (0.73)%
  Legacy II (1.60% Fee Rate)(5)                                 1.00       1.07          1,000        1,074    7.43%
  Legacy II (1.75% Fee Rate)(3)                                 1.00       1.06        315,110      334,338    6.10%
AFIS Asset Allocation Class II Fund                                                                                      3.59%
  Legacy III (1.25% Fee Rate)                                   1.38       1.37     62,447,250   85,843,615   (0.73)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.38       1.37        940,307    1,292,600   (0.73)%
  Legacy III (1.40% Fee Rate)                                   1.38       1.37    278,410,120  380,051,774   (0.88)%
  Legacy III (1.50% Fee Rate)(7)                                1.00       1.05          1,000        1,049    4.90%
  Legacy III (1.60% Fee Rate)(2)                                1.00       1.02        827,214      842,700    1.87%
  Legacy III (1.65% Fee Rate)(5)                                1.00       1.07      4,919,228    5,281,810    7.37%
  Shareholder's Advantage (.60% Fee Rate)                       1.11       1.11      5,017,059    5,562,992   (0.09)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.11       1.11         97,162      107,734   (0.09)%
  Shareholder's Advantage (.72% Fee Rate)                       1.11       1.11     23,993,302   26,534,348   (0.21)%
  Shareholder's Advantage (.92% Fee Rate)(2)                    1.00       1.02        177,498      181,193    2.08%
  Shareholder's Advantage (1.05% Fee Rate)(3)                   1.00       1.06         70,374       74,780    6.26%
  Legacy III Plus (1.50% Fee Rate)                              1.05       1.04        899,349      937,032   (0.98)%
  Legacy III Plus (1.60% Fee Rate)                              1.05       1.04     10,073,879   10,478,760   (1.08)%
  Legacy III Plus (1.70% Fee Rate)(7)                           1.00       1.05          1,030        1,080    4.83%
  Legacy III Plus (1.80% Fee Rate)(5)                           1.00       1.07          6,088        6,534    7.33%
  Legacy III Plus (1.85% Fee Rate)(5)                           1.00       1.07          1,030        1,105    7.31%
  Legacy III C Share (1.55% Fee Rate)                           1.05       1.04        866,940      902,778   (1.03)%
  Legacy III C Share (1.65% Fee Rate)                           1.05       1.04      6,190,358    6,434,984   (1.13)%
  Legacy III C Share (1.85% Fee Rate)(5)                        1.00       1.07         59,229       63,567    7.32%
  Legacy III C Share (1.90% Fee Rate)(5)                        1.00       1.07          1,000        1,073    7.30%
  Legacy III L Share (1.60% Fee Rate)(5)                        1.00       1.07         49,245       52,880    7.38%
  Legacy III L Share (1.70% Fee Rate)(5)                        1.00       1.07        360,786      387,333    7.36%
  Legacy III L Share (1.90% Fee Rate)(5)                        1.00       1.07          2,958        3,174    7.31%
  Legacy III L Share (1.95% Fee Rate)(5)                        1.00       1.07          1,000        1,073    7.28%
AFIS Blue Chip Income and Growth Fund                                                                                    0.91%
  Legacy II (1.35% Fee Rate)(1)                                 1.00       0.94     32,033,279   30,155,617   (5.86)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)(1)               1.00       0.94         85,762       80,735   (5.86)%
  Legacy II (1.50% Fee Rate)(1)                                 1.00       0.94      6,350,007    5,973,330   (5.93)%
  Legacy II (1.60% Fee Rate)(5)                                 1.00       1.09          1,000        1,091    9.07%
  Legacy II (1.75% Fee Rate)(3)                                 1.00       1.07         43,574       46,428    6.55%
AFIS Blue Chip Income and Growth Class II Fund                                                                           0.98%
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.94      6,737,033    6,335,245   (5.96)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.94     38,593,679   36,258,014   (6.05)%
  Legacy III (1.50% Fee Rate)(7)                                1.00       1.06          1,000        1,058    5.85%
  Legacy III (1.60% Fee Rate)(2)                                1.00       1.01        740,274      750,335    1.36%
  Legacy III (1.65% Fee Rate)(5)                                1.00       1.09        476,381      519,286    9.01%
  Shareholder's Advantage (.60% Fee Rate)(1)                    1.00       0.94        584,090      551,016   (5.66)%
  Shareholder's Advantage (.72% Fee Rate)(1)                    1.00       0.94      7,804,379    7,358,200   (5.72)%
  Shareholder's Advantage (.92% Fee Rate)(2)                    1.00       1.02        118,818      120,678    1.57%
  Shareholder's Advantage (1.05% Fee Rate)(5)                   1.00       1.09         15,802       17,253    9.18%
  Legacy III Plus (1.50% Fee Rate)(1)                           1.00       0.94        190,901      179,298   (6.08)%
  Legacy III Plus (1.60% Fee Rate)(1)                           1.00       0.94      4,805,463    4,510,993   (6.13)%
  Legacy III Plus (1.70% Fee Rate)(7)                           1.00       1.06          1,030        1,090    5.79%
  Legacy III Plus (1.80% Fee Rate)(5)                           1.00       1.09          9,453       10,300    8.96%
  Legacy III Plus (1.85% Fee Rate)(5)                           1.00       1.09          1,030        1,122    8.94%
  Legacy III C Share (1.55% Fee Rate)(1)                        1.00       0.94        341,648      320,805   (6.10)%
  Legacy III C Share (1.65% Fee Rate)(1)                        1.00       0.94      1,067,054    1,001,468   (6.15)%
  Legacy III C Share (1.85% Fee Rate)(5)                        1.00       1.09         55,691       60,679    8.96%
  Legacy III C Share (1.90% Fee Rate)(5)                        1.00       1.09          1,000        1,089    8.93%
  Legacy III L Share (1.60% Fee Rate)(5)                        1.00       1.09          1,000        1,090    9.02%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                 Unit Value Unit Value                                    Investment
                                                 Beginning  End        Units                    Total     Income
                                                 of Period  of Period  Outstanding Net Assets   Return(8) Ratio(9)
--------------------------------------------------------------------------------------------------------------------
  Legacy III L Share (1.70% Fee Rate)(5)           $1.00      $1.09         68,704 $     74,884    8.99%
  Legacy III L Share (1.90% Fee Rate)(5)            1.00       1.09        258,842      282,004    8.95%
  Legacy III L Share (1.95% Fee Rate)(5)            1.00       1.09          1,000        1,089    8.93%
AFIS Bond Fund                                                                                               5.27%
  Legacy II (1.35% Fee Rate)                        1.23       1.32    116,322,767  153,166,627    7.03%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      1.23       1.32        463,727      610,606    7.03%
  Legacy II (1.50% Fee Rate)                        1.22       1.31     18,377,218   24,029,147    6.86%
  Legacy II (1.60% Fee Rate)(5)                     1.00       1.01          1,000        1,012    1.23%
  Legacy II (1.75% Fee Rate)(3)                     1.00       1.01        181,712      183,435    0.95%
AFIS Bond Class II Fund                                                                                      5.10%
  Legacy III (1.25% Fee Rate)                       1.17       1.25     25,043,393   31,214,938    6.80%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.17       1.25        485,222      604,797    6.80%
  Legacy III (1.40% Fee Rate)                       1.16       1.24    108,841,245  134,715,652    6.64%
  Legacy III (1.50% Fee Rate)(7)                    1.00       1.01          1,000        1,011    1.13%
  Legacy III (1.60% Fee Rate)(2)                    1.00       1.00        153,232      153,224   (0.01)%
  Legacy III (1.65% Fee Rate)(5)                    1.00       1.01        228,740      231,227    1.09%
  Shareholder's Advantage (.60% Fee Rate)           1.07       1.15      1,495,771    1,712,731    7.50%
  Shareholder's Advantage (.72% Fee Rate)           1.06       1.14      8,925,131   10,193,025    7.37%
  Shareholder's Advantage (.92% Fee Rate)(2)        1.00       1.00         35,804       35,876    0.20%
  Shareholder's Advantage (1.05% Fee Rate)(5)       1.00       1.01          8,979        9,091    1.25%
  Legacy III Plus (1.50% Fee Rate)                  1.02       1.08        318,308      345,086    6.54%
  Legacy III Plus (1.60% Fee Rate)                  1.02       1.08      4,644,915    5,027,136    6.43%
  Legacy III Plus (1.70% Fee Rate)(7)               1.00       1.01          1,030        1,041    1.06%
  Legacy III Plus (1.80% Fee Rate)(3)               1.00       1.01         44,481       44,855    0.84%
  Legacy III Plus (1.85% Fee Rate)(5)               1.00       1.01          1,030        1,041    1.04%
  Legacy III C Share (1.55% Fee Rate)               1.02       1.08        361,189      391,282    6.48%
  Legacy III C Share (1.65% Fee Rate)               1.02       1.08      2,021,041    2,185,903    6.38%
  Legacy III C Share (1.85% Fee Rate)(5)            1.00       1.01          5,764        5,824    1.05%
  Legacy III C Share (1.90% Fee Rate)(5)            1.00       1.01         52,662       53,205    1.03%
  Legacy III L Share (1.60% Fee Rate)(5)            1.00       1.01          1,000        1,011    1.14%
  Legacy III L Share (1.70% Fee Rate)(5)            1.00       1.01          6,385        6,453    1.07%
  Legacy III L Share (1.90% Fee Rate)(5)            1.00       1.01          3,757        3,796    1.03%
  Legacy III L Share (1.95% Fee Rate)(5)            1.00       1.01          1,000        1,010    1.03%
AFIS Cash Management Fund                                                                                    5.59%
  Legacy II (1.35% Fee Rate)                        1.52       1.55    104,256,029  161,652,297    2.27%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      1.52       1.55        425,408      659,608    2.27%
  Legacy II (1.50% Fee Rate)                        1.51       1.54     16,166,387   24,891,367    2.12%
  Legacy II (1.60% Fee Rate)(5)                     1.00       1.00          1,000        1,002    0.19%
  Legacy II (1.75% Fee Rate)(6)                     1.00       1.00        178,282      178,406    0.07%
AFIS Cash Management Class II Fund                                                                           4.66%
  Legacy III (1.25% Fee Rate)                       1.14       1.17     13,255,787   15,495,419    2.14%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.14       1.17        289,949      338,938    2.14%
  Legacy III (1.40% Fee Rate)                       1.14       1.16     53,160,581   61,710,061    1.99%
  Legacy III (1.50% Fee Rate)(7)                    1.00       1.00          1,000        1,001    0.11%
  Legacy III (1.60% Fee Rate)(5)                    1.00       1.00         45,283       45,321    0.08%
  Legacy III (1.65% Fee Rate)(5)                    1.00       1.00        252,902      253,058    0.06%
  Shareholder's Advantage (.60% Fee Rate)           1.06       1.09        785,702      857,143    2.81%
  Shareholder's Advantage (.72% Fee Rate)           1.06       1.09      6,547,721    7,124,862    2.68%
  Shareholder's Advantage (.92% Fee Rate)(5)        1.00       1.00         19,070       19,124    0.28%
  Shareholder's Advantage (1.05% Fee Rate)(5)       1.00       1.00            950          952    0.22%
  Legacy III Plus (1.50% Fee Rate)                  1.02       1.04      6,300,979    6,539,785    1.77%
  Legacy III Plus (1.60% Fee Rate)                  1.02       1.04      4,151,214    4,302,580    1.78%
  Legacy III Plus (1.70% Fee Rate)(7)               1.00       1.00          1,030        1,030    0.04%
  Legacy III Plus (1.80% Fee Rate)(5)               1.00       1.00        191,208      191,250    0.02%
  Legacy III Plus (1.85% Fee Rate)(5)               1.00       1.00          1,030        1,030    0.02%
  Legacy III C Share (1.55% Fee Rate)               1.02       1.04      7,763,659    8,056,421    1.84%
  Legacy III C Share (1.65% Fee Rate)               1.02       1.04     20,833,889   21,576,211    1.73%
  Legacy III C Share (1.85% Fee Rate)(5)            1.00       1.00        200,984      201,008    0.01%
  Legacy III C Share (1.90% Fee Rate)(5)            1.00       1.00          1,000        1,000    0.00%
  Legacy III L Share (1.60% Fee Rate)(5)            1.00       1.00          1,000        1,001    0.10%
  Legacy III L Share (1.70% Fee Rate)(5)            1.00       1.00          1,000        1,000    0.03%
  Legacy III L Share (1.90% Fee Rate)(5)            1.00       1.00          1,000        1,000    0.00%
  Legacy III L Share (1.95% Fee Rate)(5)            1.00       1.00          1,000        1,000    0.00%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value                                    Investment
                                                             Beginning  End        Units                    Total     Income
                                                             of Period  of Period  Outstanding Net Assets   Return(8) Ratio(9)
--------------------------------------------------------------------------------------------------------------------------------
AFIS Global Discovery Fund                                                                                               0.68%
  Legacy II (1.35% Fee Rate)(1)                                $1.00      $0.93      1,684,184 $  1,561,667   (7.28)%
  Legacy II (1.50% Fee Rate)(1)                                 1.00       0.93        558,407      517,395   (7.34)%
  Legacy II (1.60% Fee Rate)(5)                                 1.00       1.13          1,000        1,132   13.18%
  Legacy II (1.75% Fee Rate)(6)                                 1.00       1.13          1,000        1,133   13.33%
AFIS Global Discovery Class II Fund                                                                                      0.59%
  Legacy III (1.25% Fee Rate)(1)                                1.00       0.93      1,115,998    1,034,649   (7.29)%
  Legacy III (1.40% Fee Rate)(1)                                1.00       0.93      2,202,346    2,039,848   (7.38)%
  Legacy III (1.50% Fee Rate)(7)                                1.00       1.09          1,000        1,088    8.76%
  Legacy III (1.60% Fee Rate)(2)                                1.00       1.07         38,735       41,332    6.70%
  Legacy III (1.65% Fee Rate)(5)                                1.00       1.13          1,000        1,131   13.10%
  Shareholder's Advantage (.60% Fee Rate)(1)                    1.00       0.93         58,060       53,999   (6.99)%
  Shareholder's Advantage (.72% Fee Rate)(1)                    1.00       0.93        678,023      630,244   (7.05)%
  Shareholder's Advantage (.92% Fee Rate)(5)                    1.00       1.13         34,649       39,271   13.34%
  Shareholder's Advantage (1.05% Fee Rate)(5)                   1.00       1.13            950        1,076   13.29%
  Legacy III Plus (1.50% Fee Rate)(1)                           1.00       0.93         24,583       22,765   (7.40)%
  Legacy III Plus (1.60% Fee Rate)(1)                           1.00       0.93         88,350       81,779   (7.44)%
  Legacy III Plus (1.70% Fee Rate)(7)                           1.00       1.09          1,030        1,120    8.69%
  Legacy III Plus (1.80% Fee Rate)(5)                           1.00       1.13          5,961        6,740   13.06%
  Legacy III Plus (1.85% Fee Rate)(5)                           1.00       1.13          1,030        1,164   13.03%
  Legacy III C Share (1.55% Fee Rate)(1)                        1.00       0.93          1,000          926   (7.42)%
  Legacy III C Share (1.65% Fee Rate)(1)                        1.00       0.93         73,947       68,426   (7.47)%
  Legacy III C Share (1.85% Fee Rate)(5)                        1.00       1.13          3,708        4,191   13.04%
  Legacy III C Share (1.90% Fee Rate)(5)                        1.00       1.13          1,000        1,130   13.02%
  Legacy III L Share (1.60% Fee Rate)(5)                        1.00       1.13          1,000        1,131   13.14%
  Legacy III L Share (1.70% Fee Rate)(5)                        1.00       1.13         16,307       18,445   13.11%
  Legacy III L Share (1.90% Fee Rate)(5)                        1.00       1.13          1,000        1,130   13.05%
  Legacy III L Share (1.95% Fee Rate)(5)                        1.00       1.13          1,000        1,130   13.03%
AFIS Global Growth Fund                                                                                                  0.94%
  Legacy II (1.35% Fee Rate)                                    1.84       1.56    102,545,095  160,369,217  (15.14)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  1.84       1.56        975,915    1,526,223  (15.14)%
  Legacy II (1.50% Fee Rate)                                    1.83       1.55     14,632,300   22,723,566  (15.27)%
  Legacy II (1.60% Fee Rate)(5)                                 1.00       1.17          1,000        1,167   16.68%
  Legacy II (1.75% Fee Rate)(6)                                 1.00       1.19         55,144       65,540   18.85%
AFIS Global Growth Class II Fund                                                                                         0.73%
  Legacy III (1.25% Fee Rate)                                   1.84       1.55     37,540,778   58,360,220  (15.29)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.84       1.55        672,567    1,045,560  (15.29)%
  Legacy III (1.40% Fee Rate)                                   1.82       1.54    209,337,039  322,948,334  (15.41)%
  Legacy III (1.50% Fee Rate)(7)                                1.00       1.14          1,000        1,138   13.79%
  Legacy III (1.60% Fee Rate)(2)                                1.00       1.08        338,882      364,466    7.55%
  Legacy III (1.65% Fee Rate)(5)                                1.00       1.17      2,653,934    3,092,301   16.52%
  Shareholder's Advantage (.60% Fee Rate)                       1.13       0.96      4,266,217    4,107,898  (14.73)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.13       0.96         32,821       31,603  (14.73)%
  Shareholder's Advantage (.72% Fee Rate)                       1.13       0.96     18,638,162   17,899,068  (14.83)%
  Shareholder's Advantage (.92% Fee Rate)(2)                    1.00       1.08         54,483       58,717    7.77%
  Shareholder's Advantage (1.05% Fee Rate)(5)                   1.00       1.17          7,870        9,185   16.71%
  Legacy III Plus (1.50% Fee Rate)                              0.79       0.67        715,837      480,548  (15.50)%
  Legacy III Plus (1.60% Fee Rate)                              0.79       0.67     12,327,037    8,263,112  (15.58)%
  Legacy III Plus (1.70% Fee Rate)(7)                           1.00       1.14          1,030        1,172   13.74%
  Legacy III Plus (1.80% Fee Rate)(5)                           1.00       1.16        101,078      117,729   16.47%
  Legacy III Plus (1.85% Fee Rate)(5)                           1.00       1.16          1,030        1,199   16.45%
  Legacy III C Share (1.55% Fee Rate)                           0.79       0.67        875,505      587,310  (15.54)%
  Legacy III C Share (1.65% Fee Rate)                           0.79       0.67      4,451,068    2,981,766  (15.62)%
  Legacy III C Share (1.85% Fee Rate)(5)                        1.00       1.16         93,346      108,702   16.45%
  Legacy III C Share (1.90% Fee Rate)(5)                        1.00       1.16         15,942       18,563   16.44%
  Legacy III L Share (1.60% Fee Rate)(5)                        1.00       1.17          1,000        1,166   16.57%
  Legacy III L Share (1.70% Fee Rate)(5)                        1.00       1.17         28,064       32,704   16.53%
  Legacy III L Share (1.90% Fee Rate)(5)                        1.00       1.16        168,650      196,445   16.48%
  Legacy III L Share (1.95% Fee Rate)(5)                        1.00       1.16          1,000        1,165   16.46%
AFIS Global Small Capitalization Fund                                                                                    1.07%
  Legacy II (1.35% Fee Rate)                                    1.58       1.37     80,229,288  109,606,566  (13.80)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  1.58       1.37        523,478      715,158  (13.80)%
  Legacy II (1.50% Fee Rate)                                    1.58       1.36     13,519,635   18,368,612  (13.93)%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                       Unit Value Unit Value                                        Investment
                                                       Beginning  End        Units                        Total     Income
                                                       of Period  of Period  Outstanding   Net Assets     Return(8) Ratio(9)
------------------------------------------------------------------------------------------------------------------------------
  Legacy II (1.60% Fee Rate)(5)                          $1.00      $1.25            1,000 $        1,251   25.07%
  Legacy II (1.75% Fee Rate)(6)                           1.00       1.31           35,232         46,177   31.06%
AFIS Global Small Capitalization Class II Fund                                                                         0.89%
  Legacy III (1.25% Fee Rate)                             1.58       1.36       19,306,368     26,252,310  (13.94)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)           1.58       1.36          473,244        643,506  (13.94)%
  Legacy III (1.40% Fee Rate)                             1.57       1.35      103,655,612    140,173,991  (14.07)%
  Legacy III (1.50% Fee Rate)(7)                          1.00       1.22            1,000          1,216   21.61%
  Legacy III (1.60% Fee Rate)(2)                          1.00       1.11           90,431        100,688   11.34%
  Legacy III (1.65% Fee Rate)(5)                          1.00       1.25        2,217,782      2,772,758   25.02%
  Shareholder's Advantage (.60% Fee Rate)                 1.08       0.94        1,791,587      1,680,077  (13.37)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee
   Rate)                                                  1.08       0.94           16,628         15,593  (13.37)%
  Shareholder's Advantage (.72% Fee Rate)                 1.08       0.94        9,946,350      9,302,538  (13.48)%
  Shareholder's Advantage (.92% Fee Rate)(3)              1.00       1.21           15,117         18,336   21.29%
  Shareholder's Advantage (1.05% Fee Rate)(5)             1.00       1.25            7,460          9,343   25.23%
  Legacy III Plus (1.50% Fee Rate)                        0.82       0.71          363,775        257,636  (14.15)%
  Legacy III Plus (1.60% Fee Rate)                        0.82       0.71        6,493,793      4,592,171  (14.24)%
  Legacy III Plus (1.70% Fee Rate)(7)                     1.00       1.22            1,030          1,252   21.56%
  Legacy III Plus (1.80% Fee Rate)(2)                     1.00       1.11          108,773        121,035   11.27%
  Legacy III Plus (1.85% Fee Rate)(5)                     1.00       1.25            1,030          1,287   24.95%
  Legacy III C Share (1.55% Fee Rate)                     0.82       0.71          455,585        322,417  (14.19)%
  Legacy III C Share (1.65% Fee Rate)                     0.82       0.71        2,155,252      1,523,023  (14.28)%
  Legacy III C Share (1.85% Fee Rate)(5)                  1.00       1.25            7,854          9,814   24.96%
  Legacy III C Share (1.90% Fee Rate)(5)                  1.00       1.25            1,000          1,249   24.94%
  Legacy III L Share (1.60% Fee Rate)(5)                  1.00       1.25            1,000          1,251   25.09%
  Legacy III L Share (1.70% Fee Rate)(5)                  1.00       1.25           53,793         67,270   25.05%
  Legacy III L Share (1.90% Fee Rate)(5)                  1.00       1.25          105,159        131,419   24.97%
  Legacy III L Share (1.95% Fee Rate)(5)                  1.00       1.25            1,000          1,250   24.95%
AFIS Growth Fund                                                                                                       0.65%
  Legacy II (1.35% Fee Rate)                              6.32       5.12      763,415,188  3,907,132,588  (19.04)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)            6.32       5.12        4,564,064     23,358,724  (19.04)%
  Legacy II (1.50% Fee Rate)                              6.29       5.08      111,987,054    569,170,598  (19.16)%
  Legacy II (1.60% Fee Rate)(5)                           1.00       1.23            1,000          1,233   23.26%
  Legacy II (1.75% Fee Rate)(3)                           1.00       1.18        2,087,697      2,460,477   17.86%
AFIS Growth Class II Fund                                                                                              0.48%
  Legacy III (1.25% Fee Rate)                             2.69       2.17       90,487,522    196,579,500  (19.17)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)           2.69       2.17        1,721,906      3,740,751  (19.17)%
  Legacy III (1.40% Fee Rate)                             2.67       2.16      590,374,843  1,273,635,840  (19.29)%
  Legacy III (1.50% Fee Rate)(7)                          1.00       1.16            1,000          1,163   16.27%
  Legacy III (1.60% Fee Rate)(2)                          1.00       1.08        2,937,624      3,178,475    8.20%
  Legacy III (1.65% Fee Rate)(3)                          1.00       1.18          434,098        511,266   17.78%
  Shareholder's Advantage (.60% Fee Rate)                 1.36       1.11        9,697,171     10,757,056  (18.64)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee
   Rate)                                                  1.36       1.11           42,726         47,396  (18.64)%
  Shareholder's Advantage (.72% Fee Rate)                 1.36       1.11       60,046,448     66,428,229  (18.74)%
  Shareholder's Advantage (.92% Fee Rate)(2)              1.00       1.08          209,709        227,377    8.42%
  Shareholder's Advantage (1.05% Fee Rate)(3)             1.00       1.18          159,665        188,373   17.98%
  Legacy III Plus (1.50% Fee Rate)                        0.90       0.72        3,814,823      2,761,970  (19.37)%
  Legacy III Plus (1.60% Fee Rate)                        0.90       0.72       50,810,510     36,730,637  (19.45)%
  Legacy III Plus (1.70% Fee Rate)(7)                     1.00       1.16            1,030          1,197   16.20%
  Legacy III Plus (1.80% Fee Rate)(2)                     1.00       1.08          593,942        642,237    8.13%
  Legacy III Plus (1.85% Fee Rate)(5)                     1.00       1.23            1,030          1,268   23.08%
  Legacy III C Share (1.55% Fee Rate)                     0.90       0.72        1,677,940      1,214,037  (19.41)%
  Legacy III C Share (1.65% Fee Rate)                     0.90       0.72       13,237,507      9,562,419  (19.49)%
  Legacy III C Share (1.85% Fee Rate)(5)                  1.00       1.23           44,061         54,227   23.07%
  Legacy III C Share (1.90% Fee Rate)(5)                  1.00       1.23            1,000          1,231   23.06%
  Legacy III L Share (1.60% Fee Rate)(5)                  1.00       1.23           48,099         59,251   23.19%
  Legacy III L Share (1.70% Fee Rate)(5)                  1.00       1.23          364,740        449,163   23.15%
  Legacy III L Share (1.90% Fee Rate)(5)                  1.00       1.23          194,544        239,441   23.08%
  Legacy III L Share (1.95% Fee Rate)(5)                  1.00       1.23            1,000          1,231   23.06%
AFIS Growth-Income Fund                                                                                                2.06%
  Legacy II (1.35% Fee Rate)                              3.74       3.79    1,092,609,366  4,144,025,038    1.40%
  Legacy II--Annuity Reserves (1.35% Fee Rate)            3.74       3.79        5,842,230     22,158,283    1.40%
  Legacy II (1.50% Fee Rate)                              3.72       3.77      169,048,479    636,693,521    1.24%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value
                                                             Beginning  End        Units                      Total
                                                             of Period  of Period  Outstanding Net Assets     Return(8)
------------------------------------------------------------------------------------------------------------------------
  Legacy II (1.60% Fee Rate)(5)                                $1.00      $1.13          1,000 $        1,132   13.22%
  Legacy II (1.75% Fee Rate)(3)                                 1.00       1.11      1,892,798      2,096,978   10.79%
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                   1.62       1.64    174,961,194    287,236,150    1.28%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.62       1.64      3,106,935      5,100,697    1.28%
  Legacy III (1.40% Fee Rate)                                   1.61       1.63    976,132,697  1,591,355,062    1.13%
  Legacy III (1.50% Fee Rate)(7)                                1.00       1.09          1,000          1,091    9.11%
  Legacy III (1.60% Fee Rate)(2)                                1.00       1.05      3,604,920      3,797,723    5.35%
  Legacy III (1.65% Fee Rate)(3)                                1.00       1.11      1,886,557      2,089,351   10.75%
  Shareholder's Advantage (.60% Fee Rate)                       1.17       1.20     13,024,204     15,567,314    1.94%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.17       1.20        110,331        131,875    1.94%
  Shareholder's Advantage (.72% Fee Rate)                       1.17       1.19     83,511,382     99,553,654    1.82%
  Shareholder's Advantage (.92% Fee Rate)(2)                    1.00       1.06        478,484        505,125    5.57%
  Shareholder's Advantage (1.05% Fee Rate)(3)                   1.00       1.11        264,138        293,036   10.94%
  Legacy III Plus (1.50% Fee Rate)                              1.04       1.06      4,270,653      4,506,380    1.03%
  Legacy III Plus (1.60% Fee Rate)                              1.04       1.05     41,779,312     44,014,920    0.93%
  Legacy III Plus (1.70% Fee Rate)(7)                           1.00       1.09          1,030          1,123    9.05%
  Legacy III Plus (1.80% Fee Rate)(2)                           1.00       1.05        561,891        591,574    5.28%
  Legacy III Plus (1.85% Fee Rate)(5)                           1.00       1.13          1,030          1,165   13.09%
  Legacy III C Share (1.55% Fee Rate)                           1.04       1.05      1,367,781      1,442,235    0.98%
  Legacy III C Share (1.65% Fee Rate)                           1.04       1.05     11,754,267     12,374,452    0.88%
  Legacy III C Share (1.85% Fee Rate)(5)                        1.00       1.13        117,697        133,104   13.09%
  Legacy III C Share (1.90% Fee Rate)(5)                        1.00       1.13         47,161         53,326   13.07%
  Legacy III L Share (1.60% Fee Rate)(5)                        1.00       1.13         81,941         92,729   13.17%
  Legacy III L Share (1.70% Fee Rate)(5)                        1.00       1.13        583,813        660,525   13.14%
  Legacy III L Share (1.90% Fee Rate)(5)                        1.00       1.13        641,710        725,670   13.08%
  Legacy III L Share (1.95% Fee Rate)(5)                        1.00       1.13          1,000          1,131   13.06%
AFIS High-Income Bond Fund
  Legacy II (1.35% Fee Rate)                                    2.23       2.37    130,948,784    310,984,781    6.57%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  2.23       2.37        869,450      2,064,820    6.57%
  Legacy II (1.50% Fee Rate)                                    2.22       2.36     14,672,568     34,602,293    6.41%
  Legacy II (1.60% Fee Rate)(5)                                 1.00       1.05          1,000          1,049    4.90%
  Legacy II (1.75% Fee Rate)(3)                                 1.00       1.05        203,898        213,190    4.56%
AFIS High-Income Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                   1.08       1.15     21,556,717     24,771,462    6.39%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.08       1.15        373,417        429,105    6.39%
  Legacy III (1.40% Fee Rate)                                   1.07       1.14     98,938,908    112,901,914    6.23%
  Legacy III (1.50% Fee Rate)(7)                                1.00       1.06          1,000          1,059    5.90%
  Legacy III (1.60% Fee Rate)(2)                                1.00       1.02        101,778        103,579    1.77%
  Legacy III (1.65% Fee Rate)(5)                                1.00       1.05        270,790        283,808    4.81%
  Shareholder's Advantage (.60% Fee Rate)                       1.01       1.08      1,260,914      1,358,503    7.09%
  Shareholder's Advantage (.72% Fee Rate)                       1.00       1.07      7,766,263      8,345,225    6.96%
  Shareholder's Advantage (.92% Fee Rate)(2)                    1.00       1.02         22,345         22,788    1.98%
  Shareholder's Advantage (1.05% Fee Rate)(5)                   1.00       1.05          8,656          9,086    4.97%
  Legacy III Plus (1.50% Fee Rate)                              0.95       1.01        278,507        280,914    6.13%
  Legacy III Plus (1.60% Fee Rate)                              0.95       1.01      3,706,431      3,732,333    6.02%
  Legacy III Plus (1.70% Fee Rate)(7)                           1.00       1.06          1,030          1,090    5.83%
  Legacy III Plus (1.80% Fee Rate)(5)                           1.00       1.05        216,992        227,326    4.76%
  Legacy III Plus (1.85% Fee Rate)(5)                           1.00       1.05          1,030          1,079    4.75%
  Legacy III C Share (1.55% Fee Rate)                           0.95       1.01        228,864        230,670    6.07%
  Legacy III C Share (1.65% Fee Rate)                           0.95       1.01      1,956,412      1,968,649    5.97%
  Legacy III C Share (1.85% Fee Rate)(5)                        1.00       1.05          1,000          1,048    4.76%
  Legacy III C Share (1.90% Fee Rate)(5)                        1.00       1.05         50,840         53,242    4.72%
  Legacy III L Share (1.60% Fee Rate)(5)                        1.00       1.05          1,000          1,048    4.84%
  Legacy III L Share (1.70% Fee Rate)(5)                        1.00       1.05          4,776          5,005    4.79%
  Legacy III L Share (1.90% Fee Rate)(5)                        1.00       1.05          1,000          1,048    4.75%
  Legacy III L Share (1.95% Fee Rate)(5)                        1.00       1.05          1,000          1,047    4.73%
AFIS International Fund
  Legacy II (1.35% Fee Rate)                                    3.03       2.40    597,844,760  1,435,165,706  (20.81)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  3.03       2.40      4,686,457     11,250,149  (20.81)%
  Legacy II (1.50% Fee Rate)                                    3.01       2.38     78,166,277    186,319,891  (20.93)%
  Legacy II (1.60% Fee Rate)(5)                                 1.00       1.08          1,000          1,085    8.49%
  Legacy II (1.75% Fee Rate)(3)                                 1.00       1.08        453,768        492,052    8.44%

                                                             Investment
                                                             Income
                                                             Ratio(9)
-----------------------------------------------------------------------
  Legacy II (1.60% Fee Rate)(5)
  Legacy II (1.75% Fee Rate)(3)
AFIS Growth-Income Class II Fund                                1.91%
  Legacy III (1.25% Fee Rate)
  Legacy III--Annuity Reserves (1.25% Fee Rate)
  Legacy III (1.40% Fee Rate)
  Legacy III (1.50% Fee Rate)(7)
  Legacy III (1.60% Fee Rate)(2)
  Legacy III (1.65% Fee Rate)(3)
  Shareholder's Advantage (.60% Fee Rate)
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)
  Shareholder's Advantage (.72% Fee Rate)
  Shareholder's Advantage (.92% Fee Rate)(2)
  Shareholder's Advantage (1.05% Fee Rate)(3)
  Legacy III Plus (1.50% Fee Rate)
  Legacy III Plus (1.60% Fee Rate)
  Legacy III Plus (1.70% Fee Rate)(7)
  Legacy III Plus (1.80% Fee Rate)(2)
  Legacy III Plus (1.85% Fee Rate)(5)
  Legacy III C Share (1.55% Fee Rate)
  Legacy III C Share (1.65% Fee Rate)
  Legacy III C Share (1.85% Fee Rate)(5)
  Legacy III C Share (1.90% Fee Rate)(5)
  Legacy III L Share (1.60% Fee Rate)(5)
  Legacy III L Share (1.70% Fee Rate)(5)
  Legacy III L Share (1.90% Fee Rate)(5)
  Legacy III L Share (1.95% Fee Rate)(5)
AFIS High-Income Bond Fund                                     10.89%
  Legacy II (1.35% Fee Rate)
  Legacy II--Annuity Reserves (1.35% Fee Rate)
  Legacy II (1.50% Fee Rate)
  Legacy II (1.60% Fee Rate)(5)
  Legacy II (1.75% Fee Rate)(3)
AFIS High-Income Bond Class II Fund                            10.82%
  Legacy III (1.25% Fee Rate)
  Legacy III--Annuity Reserves (1.25% Fee Rate)
  Legacy III (1.40% Fee Rate)
  Legacy III (1.50% Fee Rate)(7)
  Legacy III (1.60% Fee Rate)(2)
  Legacy III (1.65% Fee Rate)(5)
  Shareholder's Advantage (.60% Fee Rate)
  Shareholder's Advantage (.72% Fee Rate)
  Shareholder's Advantage (.92% Fee Rate)(2)
  Shareholder's Advantage (1.05% Fee Rate)(5)
  Legacy III Plus (1.50% Fee Rate)
  Legacy III Plus (1.60% Fee Rate)
  Legacy III Plus (1.70% Fee Rate)(7)
  Legacy III Plus (1.80% Fee Rate)(5)
  Legacy III Plus (1.85% Fee Rate)(5)
  Legacy III C Share (1.55% Fee Rate)
  Legacy III C Share (1.65% Fee Rate)
  Legacy III C Share (1.85% Fee Rate)(5)
  Legacy III C Share (1.90% Fee Rate)(5)
  Legacy III L Share (1.60% Fee Rate)(5)
  Legacy III L Share (1.70% Fee Rate)(5)
  Legacy III L Share (1.90% Fee Rate)(5)
  Legacy III L Share (1.95% Fee Rate)(5)
AFIS International Fund                                         1.10%
  Legacy II (1.35% Fee Rate)
  Legacy II--Annuity Reserves (1.35% Fee Rate)
  Legacy II (1.50% Fee Rate)
  Legacy II (1.60% Fee Rate)(5)
  Legacy II (1.75% Fee Rate)(3)

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                        Unit Value Unit Value                                    Investment
                                                        Beginning  End        Units                    Total     Income
                                                        of Period  of Period  Outstanding Net Assets   Return(8) Ratio(9)
---------------------------------------------------------------------------------------------------------------------------
AFIS International Class II Fund                                                                                    0.90%
  Legacy III (1.25% Fee Rate)                             $1.64      $1.30     38,534,870 $ 49,915,033  (20.88)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.64       1.30        728,610      943,784  (20.88)%
  Legacy III (1.40% Fee Rate)                              1.63       1.29    241,591,091  310,751,867  (21.00)%
  Legacy III (1.50% Fee Rate)(7)                           1.00       1.07          1,000        1,075    7.49%
  Legacy III (1.60% Fee Rate)(2)                           1.00       1.02        489,734      500,716    2.24%
  Legacy III (1.65% Fee Rate)(5)                           1.00       1.08      2,525,294    2,737,748    8.41%
  Shareholder's Advantage (.60% Fee Rate)                  1.09       0.87      4,953,650    4,302,636  (20.37)%
  Shareholder's Advantage (.72% Fee Rate)                  1.09       0.87     20,762,082   17,986,051  (20.46)%
  Shareholder's Advantage (.92% Fee Rate)(2)               1.00       1.02         16,862       17,277    2.46%
  Shareholder's Advantage (1.05% Fee Rate)(5)              1.00       1.09         34,214       37,150    8.58%
  Legacy III Plus (1.50% Fee Rate)                         0.78       0.62        834,656      516,082  (21.08)%
  Legacy III Plus (1.60% Fee Rate)                         0.78       0.62     13,095,359    8,085,830  (21.16)%
  Legacy III Plus (1.70% Fee Rate)(7)                      1.00       1.07          1,030        1,106    7.43%
  Legacy III Plus (1.80% Fee Rate)(5)                      1.00       1.08          1,030        1,116    8.38%
  Legacy III Plus (1.85% Fee Rate)(5)                      1.00       1.08          1,030        1,116    8.35%
  Legacy III C Share (1.55% Fee Rate)                      0.78       0.62        513,002      316,968  (21.12)%
  Legacy III C Share (1.65% Fee Rate)                      0.78       0.62      4,920,801    3,036,146  (21.20)%
  Legacy III C Share (1.85% Fee Rate)(5)                   1.00       1.08          5,237        5,675    8.36%
  Legacy III C Share (1.90% Fee Rate)(5)                   1.00       1.08          1,000        1,083    8.34%
  Legacy III L Share (1.60% Fee Rate)(5)                   1.00       1.08          3,155        3,421    8.43%
  Legacy III L Share (1.70% Fee Rate)(5)                   1.00       1.08        194,813      211,181    8.40%
  Legacy III L Share (1.90% Fee Rate)(5)                   1.00       1.08        171,183      185,483    8.35%
  Legacy III L Share (1.95% Fee Rate)(5)                   1.00       1.08          1,000        1,083    8.34%
AFIS New World Fund                                                                                                 0.19%
  Legacy II (1.35% Fee Rate)                               1.02       0.96     30,391,851   29,243,486   (5.28)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             1.02       0.96        115,259      110,904   (5.28)%
  Legacy II (1.50% Fee Rate)                               1.01       0.96      4,324,042    4,144,730   (5.42)%
  Legacy II (1.60% Fee Rate)(5)                            1.00       1.12          1,000        1,121   12.14%
  Legacy II (1.75% Fee Rate)(3)                            1.00       1.12         10,056       11,218   11.55%
AFIS New World Class II Fund                                                                                        0.19%
  Legacy III (1.25% Fee Rate)                              1.01       0.96     11,838,399   11,349,338   (5.39)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.01       0.96        200,733      192,440   (5.39)%
  Legacy III (1.40% Fee Rate)                              1.01       0.96     65,713,615   62,757,511   (5.53)%
  Legacy III (1.50% Fee Rate)(7)                           1.00       1.13          1,000        1,131   13.14%
  Legacy III (1.60% Fee Rate)(2)                           1.00       1.04         56,270       58,675    4.28%
  Legacy III (1.65% Fee Rate)(5)                           1.00       1.12      3,331,006    3,732,019   12.04%
  Shareholder's Advantage (.60% Fee Rate)                  1.07       1.02      1,418,962    1,452,117   (4.77)%
  Shareholder's Advantage (.72% Fee Rate)                  1.07       1.02      5,516,082    5,629,973   (4.88)%
  Shareholder's Advantage (.92% Fee Rate)(5)               1.00       1.12            950        1,067   12.27%
  Shareholder's Advantage (1.05% Fee Rate)(5)              1.00       1.12            950        1,066   12.22%
  Legacy III Plus (1.50% Fee Rate)                         0.89       0.84        153,378      128,570   (5.62)%
  Legacy III Plus (1.60% Fee Rate)                         0.89       0.84      2,784,306    2,330,404   (5.72)%
  Legacy III Plus (1.70% Fee Rate)(7)                      1.00       1.13          1,030        1,165   13.09%
  Legacy III Plus (1.80% Fee Rate)(5)                      1.00       1.12          1,030        1,154   11.99%
  Legacy III Plus (1.85% Fee Rate)(5)                      1.00       1.12          1,030        1,153   11.98%
  Legacy III C Share (1.55% Fee Rate)                      0.89       0.84        221,208      185,286   (5.67)%
  Legacy III C Share (1.65% Fee Rate)                      0.89       0.84        721,899      603,784   (5.76)%
  Legacy III C Share (1.85% Fee Rate)(5)                   1.00       1.12          1,000        1,120   11.98%
  Legacy III C Share (1.90% Fee Rate)(5)                   1.00       1.12          1,000        1,120   11.96%
  Legacy III L Share (1.60% Fee Rate)(5)                   1.00       1.12          1,000        1,121   12.09%
  Legacy III L Share (1.70% Fee Rate)(5)                   1.00       1.12         16,921       18,960   12.05%
  Legacy III L Share (1.90% Fee Rate)(5)                   1.00       1.12          1,000        1,120   12.00%
  Legacy III L Share (1.95% Fee Rate)(5)                   1.00       1.12          1,000        1,120   11.98%
AFIS U.S. Government/AAA-Rated Securities Fund                                                                      5.54%
  Legacy II (1.35% Fee Rate)                               1.96       2.07    139,659,607  289,447,560    5.80%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             1.96       2.07        841,951    1,744,961    5.80%
  Legacy II (1.50% Fee Rate)                               1.95       2.06     19,439,435   40,007,559    5.64%
  Legacy II (1.60% Fee Rate)(5)                            1.58       1.00          1,000          998  (36.82)%
  Legacy II (1.75% Fee Rate)(3)                            1.00       1.00         69,089       68,918   (0.25)%
AFIS U.S. Government/AAA-Rated Securities Class II Fund                                                             5.27%
  Legacy III (1.25% Fee Rate)                              1.23       1.30     19,982,551   25,886,326    5.69%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.23       1.30        761,004      985,839    5.69%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                               Unit Value Unit Value                                   Investment
                                               Beginning  End        Units                   Total     Income
                                               of Period  of Period  Outstanding Net Assets  Return(8) Ratio(9)
-----------------------------------------------------------------------------------------------------------------
  Legacy III (1.40% Fee Rate)                    $1.22      $1.29    68,972,726  $88,726,712    5.53%
  Legacy III (1.50% Fee Rate)(7)                  1.00       0.99         1,000          990   (1.01)%
  Legacy III (1.60% Fee Rate)(2)                  1.00       1.01       113,766      114,337    0.50%
  Legacy III (1.65% Fee Rate)(5)                  1.00       1.00       302,009      301,100   (0.30)%
  Shareholder's Advantage (.60% Fee Rate)         1.11       1.18     1,670,445    1,974,755    6.38%
  Shareholder's Advantage (.72% Fee Rate)         1.11       1.18     3,883,792    4,580,233    6.25%
  Shareholder's Advantage (.92% Fee Rate)(4)      1.00       1.00        24,218       24,257    0.16%
  Shareholder's Advantage (1.05% Fee Rate)(5)     1.00       1.00           950          949   (0.14)%
  Legacy III Plus (1.50% Fee Rate)                1.06       1.12       437,863      490,077    5.42%
  Legacy III Plus (1.60% Fee Rate)                1.06       1.12     7,953,946    8,887,801    5.32%
  Legacy III Plus (1.70% Fee Rate)(7)             1.00       0.99         1,030        1,019   (1.07)%
  Legacy III Plus (1.80% Fee Rate)(2)             1.00       1.00       117,997      118,550    0.47%
  Legacy III Plus (1.85% Fee Rate)(5)             1.00       1.00         1,030        1,026   (0.35)%
  Legacy III C Share (1.55% Fee Rate)             1.06       1.12       357,504      399,847    5.37%
  Legacy III C Share (1.65% Fee Rate)             1.06       1.12     1,162,871    1,298,221    5.27%
  Legacy III C Share (1.85% Fee Rate)(5)          1.00       1.00         1,000          997   (0.34)%
  Legacy III C Share (1.90% Fee Rate)(5)          1.00       1.00         1,000          996   (0.35)%
  Legacy III L Share (1.60% Fee Rate)(5)          1.00       1.00         1,000          997   (0.26)%
  Legacy III L Share (1.70% Fee Rate)(5)          1.00       1.00         8,999        8,970   (0.32)%
  Legacy III L Share (1.90% Fee Rate)(5)          1.00       1.00         1,000          996   (0.36)%
  Legacy III L Share (1.95% Fee Rate)(5)          1.00       1.00         1,000          996   (0.36)%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 7/3/2001.

(2)Reflects less than a full year of activity. Funds were first received in this option on 9/10/2001.

(3)Reflects less than a full year of activity. Funds were first received in this option on 09/17/2001.

(4)Reflects less than a full year of activity. Funds were first received in this option on 09/18/2001.

(5)Reflects less than a full year of activity. Funds were first received in this option on 09/19/2001.

(6)Reflects less than a full year of activity. Funds were first received in this option on 09/27/2001.

(7)Reflects less than a full year of activity. Funds were first received in this option on 10/8/2001.

(8)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(9)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                            Unit Value Unit Value
                                                            Beginning  End        Units                    Total
                                                            of Period  of Period  Outstanding Net Assets   Return(2)
--------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                                  $2.82      $2.91    319,903,988 $932,207,236    3.21%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 2.82       2.91      2,180,006    6,352,585    3.21%
  Legacy II (1.50% Fee Rate)                                   2.81       2.90     42,469,686  123,078,717    3.06%
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                                  1.34       1.38     54,258,517   75,138,423    3.10%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                1.34       1.38        970,116    1,343,439    3.10%
  Legacy III (1.40% Fee Rate)                                  1.34       1.38    225,248,043  310,220,058    2.95%
  Shareholder's Advantage (.60% Fee Rate)                      1.07       1.11      2,232,880    2,477,991    3.79%
  Shareholder's Advantage (.72% Fee Rate)                      1.07       1.11      6,684,602    7,407,820    3.67%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)        1.00       1.05          1,000        1,052    5.25%
  Legacy III Plus (1.50% Fee Rate)(1)                          1.00       1.05        123,676      130,136    5.22%
  Legacy III Plus (1.60% Fee Rate)(1)                          1.00       1.05      1,322,301    1,390,510    5.16%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)     1.00       1.05          1,000        1,052    5.25%
  Legacy III C Share (1.55% Fee Rate)(1)                       1.00       1.05        114,918      120,916    5.22%
  Legacy III C Share (1.65% Fee Rate)(1)                       1.00       1.05        224,469      236,007    5.14%
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                                   1.19       1.23    102,767,398  126,435,577    3.81%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 1.19       1.23        596,424      733,785    3.81%
  Legacy II (1.50% Fee Rate)                                   1.18       1.22     12,349,802   15,110,699    3.66%
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                  1.13       1.17     18,039,100   21,052,273    3.69%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                1.13       1.17        329,600      384,655    3.69%
  Legacy III (1.40% Fee Rate)                                  1.12       1.16     72,571,302   84,227,771    3.54%
  Shareholder's Advantage (.60% Fee Rate)                      1.02       1.07        283,966      302,470    4.39%
  Shareholder's Advantage (.72% Fee Rate)                      1.02       1.06      1,875,076    1,994,439    4.26%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)        1.00       1.02          1,000        1,018    1.77%
  Legacy III Plus (1.50% Fee Rate)(1)                          1.00       1.02         26,482       26,948    1.76%
  Legacy III Plus (1.60% Fee Rate)(1)                          1.00       1.02        410,635      417,610    1.69%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)     1.00       1.02          1,000        1,018    1.77%
  Legacy III C Share (1.55% Fee Rate)(1)                       1.00       1.02         43,702       44,460    1.74%
  Legacy III C Share (1.65% Fee Rate)(1)                       1.00       1.02        518,742      527,423    1.67%
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                                   1.45       1.52    106,142,849  160,919,498    4.61%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 1.45       1.52        431,228      653,770    4.61%
  Legacy II (1.50% Fee Rate)                                   1.44       1.51     15,567,717   23,471,961    4.46%
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                                  1.10       1.14      8,255,575    9,448,168    4.42%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                1.10       1.14        385,767      441,494    4.42%
  Legacy III (1.40% Fee Rate)                                  1.09       1.14     29,916,444   34,050,979    4.27%
  Shareholder's Advantage (.60% Fee Rate)                      1.01       1.06        318,718      338,207    5.12%
  Shareholder's Advantage (.72% Fee Rate)                      1.01       1.06      2,401,274    2,544,656    5.00%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)        1.00       1.02          1,000        1,019    1.92%
  Legacy III Plus (1.50% Fee Rate)(1)                          1.00       1.02      1,055,219    1,076,120    1.98%
  Legacy III Plus (1.60% Fee Rate)(1)                          1.00       1.02        677,893      690,342    1.83%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)     1.00       1.02          1,000        1,019    1.92%
  Legacy III C Share (1.55% Fee Rate)(1)                       1.00       1.02          1,000        1,019    1.89%
  Legacy III C Share (1.65% Fee Rate)(1)                       1.00       1.02         29,981       30,520    1.80%
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                                   2.30       1.84    132,801,280  244,748,444  (19.80)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 2.30       1.84      1,024,547    1,888,206  (19.80)%
  Legacy II (1.50% Fee Rate)                                   2.29       1.83     18,309,954   33,559,512  (19.92)%
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                  2.29       1.84     36,417,001   66,828,474  (19.88)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                2.29       1.84        663,399    1,217,397  (19.88)%
  Legacy III (1.40% Fee Rate)                                  2.28       1.82    198,778,962  362,538,238  (20.00)%
  Shareholder's Advantage (.60% Fee Rate)                      1.40       1.13      2,037,902    2,301,307  (19.34)%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                             Unit Value Unit Value
                                                             Beginning  End        Units                        Total
                                                             of Period  of Period  Outstanding   Net Assets     Return(2)
-------------------------------------------------------------------------------------------------------------------------
  Shareholder's Advantage (.72% Fee Rate)                      $1.40      $1.13        8,479,657 $    9,561,863  (19.44)%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)         1.00       0.79            1,000            795  (20.52)%
  Legacy III Plus (1.50% Fee Rate)(1)                           1.00       0.79          256,643        203,884  (20.56)%
  Legacy III Plus (1.60% Fee Rate)(1)                           1.00       0.79        4,935,193      3,918,864  (20.59)%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)      1.00       0.79            1,000            795  (20.52)%
  Legacy III C Share (1.55% Fee Rate)(1)                        1.00       0.79          163,282        129,687  (20.57)%
  Legacy III C Share (1.65% Fee Rate)(1)                        1.00       0.79        1,494,107      1,186,248  (20.60)%
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                                    1.92       1.58      101,030,481    160,121,687  (17.46)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  1.92       1.58          490,285        777,045  (17.46)%
  Legacy II (1.50% Fee Rate)                                    1.92       1.58       15,189,241     23,977,002  (17.58)%
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                                   1.92       1.58       16,110,658     25,454,190  (17.56)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.92       1.58          486,461        768,589  (17.56)%
  Legacy III (1.40% Fee Rate)                                   1.91       1.57       94,179,916    148,205,742  (17.69)%
  Shareholder's Advantage (.60% Fee Rate)                       1.30       1.08        1,247,013      1,349,928  (17.01)%
  Shareholder's Advantage (.72% Fee Rate)                       1.30       1.08        5,824,068      6,295,570  (17.11)%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)         1.00       0.83            1,000            825  (17.48)%
  Legacy III Plus (1.50% Fee Rate)(1)                           1.00       0.82           42,782         35,294  (17.50)%
  Legacy III Plus (1.60% Fee Rate)(1)                           1.00       0.82        3,059,686      2,522,933  (17.54)%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)      1.00       0.83            1,000            825  (17.48)%
  Legacy III C Share (1.55% Fee Rate)(1)                        1.00       0.82           23,345         19,255  (17.52)%
  Legacy III C Share (1.65% Fee Rate)(1)                        1.00       0.82        1,366,041      1,126,142  (17.56)%
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                    6.12       6.32      919,133,227  5,810,035,083    3.33%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  6.12       6.32        5,054,612     31,951,268    3.33%
  Legacy II (1.50% Fee Rate)                                    6.09       6.29      128,644,500    808,764,797    3.16%
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   2.61       2.69       83,442,571    224,268,798    3.17%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 2.61       2.69        1,473,480      3,960,275    3.17%
  Legacy III (1.40% Fee Rate)                                   2.59       2.67      519,498,499  1,388,630,336    3.02%
  Shareholder's Advantage (.60% Fee Rate)                       1.31       1.36        4,879,778      6,653,478    3.87%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.31       1.36           28,951         39,474    3.87%
  Shareholder's Advantage (.72% Fee Rate)                       1.31       1.36       25,137,733     34,222,719    3.74%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)         1.00       0.90            1,000            898  (10.17)%
  Legacy III Plus (1.50% Fee Rate)(1)                           1.00       0.90        1,430,197      1,284,284  (10.20)%
  Legacy III Plus (1.60% Fee Rate)(1)                           1.00       0.90       16,686,602     14,976,117  (10.25)%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)      1.00       0.90            1,000            898  (10.17)%
  Legacy III C Share (1.55% Fee Rate)(1)                        1.00       0.90          164,304        147,517  (10.22)%
  Legacy III C Share (1.65% Fee Rate)(1)                        1.00       0.90        3,953,533      3,547,488  (10.27)%
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                    3.50       3.74    1,242,812,155  4,648,773,050    6.79%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  3.50       3.74        6,111,019     22,858,436    6.79%
  Legacy II (1.50% Fee Rate)                                    3.49       3.72      180,422,725    671,177,319    6.63%
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                   1.52       1.62      154,037,679    249,681,773    6.61%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1.52       1.62        2,097,236      3,399,438    6.61%
  Legacy III (1.40% Fee Rate)                                   1.51       1.61      803,848,988  1,295,826,894    6.45%
  Shareholder's Advantage (.60% Fee Rate)                       1.09       1.17        4,529,695      5,310,911    7.33%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     1.09       1.17           60,058         70,416    7.33%
  Shareholder's Advantage (.72% Fee Rate)                       1.09       1.17       29,734,255     34,811,900    7.20%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)         1.00       1.04            1,000          1,045    4.47%
  Legacy III Plus (1.50% Fee Rate)(1)                           1.00       1.04          915,590        956,276    4.44%
  Legacy III Plus (1.60% Fee Rate)(1)                           1.00       1.04        9,925,778     10,360,671    4.38%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)      1.00       1.04            1,000          1,045    4.47%
  Legacy III C Share (1.55% Fee Rate)(1)                        1.00       1.04          177,182        185,014    4.42%
  Legacy III C Share (1.65% Fee Rate)(1)                        1.00       1.04        3,045,544      3,178,309    4.36%
AFIS High-Income Bond Fund
  Legacy II (1.35% Fee Rate)                                    2.33       2.23      151,415,942    337,436,709   (4.36)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  2.33       2.23        1,019,869      2,272,821   (4.36)%
  Legacy II (1.50% Fee Rate)                                    2.32       2.22       16,643,909     36,888,277   (4.50)%
AFIS High-Income Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                   1.13       1.08       19,140,378     20,673,247   (4.51)%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                            Unit Value Unit Value
                                                            Beginning  End        Units                      Total
                                                            of Period  of Period  Outstanding Net Assets     Return(2)
----------------------------------------------------------------------------------------------------------------------
  Legacy III--Annuity Reserves (1.25% Fee Rate)               $1.13      $1.08        323,234 $      349,121   (4.51)%
  Legacy III (1.40% Fee Rate)                                  1.13       1.07     84,318,008     90,572,166   (4.65)%
  Shareholder's Advantage (.60% Fee Rate)                      1.05       1.01        808,866        813,800   (3.87)%
  Shareholder's Advantage (.72% Fee Rate)                      1.05       1.00      2,431,682      2,442,981   (3.98)%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)        1.00       0.95          1,000            951   (4.95)%
  Legacy III Plus (1.50% Fee Rate)(1)                          1.00       0.95        133,432        126,816   (4.96)%
  Legacy III Plus (1.60% Fee Rate)(1)                          1.00       0.95      1,124,484      1,068,066   (5.02)%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)     1.00       0.95          1,000            951   (4.95)%
  Legacy III C Share (1.55% Fee Rate)(1)                       1.00       0.95         55,054         52,311   (4.98)%
  Legacy III C Share (1.65% Fee Rate)(1)                       1.00       0.95        656,008        622,936   (5.04)%
AFIS International Fund
  Legacy II (1.35% Fee Rate)                                   3.93       3.03    739,931,359  2,243,031,647  (22.90)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 3.93       3.03      5,214,620     15,807,625  (22.90)%
  Legacy II (1.50% Fee Rate)                                   3.92       3.01     94,163,172    283,860,025  (23.02)%
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)                                  2.13       1.64     34,746,466     56,888,621  (23.03)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                2.13       1.64        846,732      1,386,312  (23.03)%
  Legacy III (1.40% Fee Rate)                                  2.12       1.63    220,237,317    358,601,552  (23.14)%
  Shareholder's Advantage (.60% Fee Rate)                      1.41       1.09      3,197,678      3,487,802  (22.51)%
  Shareholder's Advantage (.72% Fee Rate)                      1.41       1.09      9,346,559     10,179,978  (22.60)%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)        1.00       0.78          1,000            784  (21.62)%
  Legacy III Plus (1.50% Fee Rate)(1)                          1.00       0.78        316,698        248,137  (21.65)%
  Legacy III Plus (1.60% Fee Rate)(1)                          1.00       0.78      6,253,088      4,897,392  (21.68)%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)     1.00       0.78          1,000            784  (21.62)%
  Legacy III C Share (1.55% Fee Rate)(1)                       1.00       0.78         74,842         58,627  (21.67)%
  Legacy III C Share (1.65% Fee Rate)(1)                       1.00       0.78      2,759,325      2,160,563  (21.70)%
AFIS New World Fund
  Legacy II (1.35% Fee Rate)                                   1.18       1.02     36,450,830     37,027,252  (13.61)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 1.18       1.02         84,490         85,826  (13.61)%
  Legacy II (1.50% Fee Rate)                                   1.17       1.01      4,989,072      5,056,158  (13.74)%
AFIS New World Class II Fund
  Legacy III (1.25% Fee Rate)                                  1.18       1.01     10,166,647     10,301,537  (13.78)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                1.18       1.01        225,405        228,395  (13.78)%
  Legacy III (1.40% Fee Rate)                                  1.17       1.01     63,066,552     63,754,086  (13.91)%
  Shareholder's Advantage (.60% Fee Rate)                      1.24       1.07        960,758      1,032,439  (13.20)%
  Shareholder's Advantage (.72% Fee Rate)                      1.24       1.07      4,004,709      4,297,224  (13.31)%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)        1.00       0.89          1,000            889  (11.14)%
  Legacy III Plus (1.50% Fee Rate)(1)                          1.00       0.89          6,865          6,098  (11.18)%
  Legacy III Plus (1.60% Fee Rate)(1)                          1.00       0.89      1,607,996      1,427,503  (11.23)%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)     1.00       0.89          1,000            889  (11.14)%
  Legacy III C Share (1.55% Fee Rate)(1)                       1.00       0.89         12,932         11,483  (11.20)%
  Legacy III C Share (1.65% Fee Rate)(1)                       1.00       0.89        211,988        188,150  (11.25)%
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy II (1.35% Fee Rate)                                   1.78       1.96    141,140,456    276,477,299   10.19%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 1.78       1.96        917,099      1,796,487   10.19%
  Legacy II (1.50% Fee Rate)                                   1.77       1.95     16,724,805     32,582,144   10.03%
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate)                                  1.11       1.23     13,405,747     16,431,680   10.00%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                1.11       1.23        590,855        724,223   10.00%
  Legacy III (1.40% Fee Rate)                                  1.11       1.22     41,353,702     50,409,749    9.84%
  Shareholder's Advantage (.60% Fee Rate)                      1.00       1.11        168,786        187,572   10.74%
  Shareholder's Advantage (.72% Fee Rate)                      1.00       1.11        941,165      1,044,646   10.62%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)(1)        1.00       1.06          1,000          1,062    6.19%
  Legacy III Plus (1.50% Fee Rate)(1)                          1.00       1.06        128,498        136,421    6.17%
  Legacy III Plus (1.60% Fee Rate)(1)                          1.00       1.06      1,147,292      1,217,287    6.10%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)(1)     1.00       1.06          1,000          1,062    6.19%
  Legacy III C Share (1.55% Fee Rate)(1)                       1.00       1.06         14,271         15,148    6.14%
  Legacy III C Share (1.65% Fee Rate)(1)                       1.00       1.06         74,305         78,803    6.05%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 7/24/2000.
(2)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 1999 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                 Unit Value Unit Value
                                                 Beginning  End        Units                        Total
                                                 of Period  of Period  Outstanding   Net Assets     Return(3)
-------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                       $2.67      $2.82      430,364,472 $1,215,049,873    5.82%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      2.67       2.82        2,134,647      6,026,756    5.82%
  Legacy II (1.50% Fee Rate)                        2.66       2.81       28,960,340     81,439,256    5.66%
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                       1.27       1.34       50,804,846     68,239,697    5.59%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.27       1.34          471,027        632,671    5.59%
  Legacy III (1.40% Fee Rate)                       1.27       1.34      191,453,944    256,131,033    5.43%
  Shareholder's Advantage (.60% Fee Rate)(2)        1.00       1.07          486,416        520,076    6.92%
  Shareholder's Advantage (.72% Fee Rate)(2)        1.00       1.07          442,117        472,605    6.90%
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                        1.17       1.19      128,409,290    152,182,648    1.43%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      1.17       1.19          903,192      1,070,406    1.43%
  Legacy II (1.50% Fee Rate)                        1.17       1.18        6,574,709      7,760,813    1.28%
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                       1.11       1.13       14,078,598     15,845,420    1.28%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.11       1.13          346,169        389,612    1.28%
  Legacy III (1.40% Fee Rate)                       1.11       1.12       55,096,652     61,762,825    1.13%
  Shareholder's Advantage (.60% Fee Rate)(2)        1.00       1.02          375,630        383,286    2.04%
  Shareholder's Advantage (.72% Fee Rate)(2)        1.00       1.02           55,023         56,133    2.02%
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                        1.40       1.45      173,803,366    251,874,190    3.43%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      1.40       1.45          461,714        669,112    3.43%
  Legacy II (1.50% Fee Rate)                        1.40       1.44       13,089,058     18,892,616    3.27%
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                       1.06       1.10        8,461,080      9,273,327    3.27%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.06       1.10          233,715        256,151    3.27%
  Legacy III (1.40% Fee Rate)                       1.06       1.09       34,892,204     38,089,813    3.11%
  Shareholder's Advantage (.60% Fee Rate)(2)        1.00       1.01            9,425          9,514    0.94%
  Shareholder's Advantage (.72% Fee Rate)(2)        1.00       1.01          119,534        120,642    0.93%
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                        1.37       2.30      120,206,220    276,220,233   67.74%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      1.37       2.30          700,953      1,610,710   67.74%
  Legacy II (1.50% Fee Rate)                        1.37       2.29        8,185,381     18,733,988   67.49%
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                       1.37       2.29       27,671,349     63,382,553   67.56%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.37       2.29          484,012      1,108,653   67.56%
  Legacy III (1.40% Fee Rate)                       1.36       2.28      137,048,068    312,436,490   67.31%
  Shareholder's Advantage (.60% Fee Rate)(2)        1.00       1.40          197,674        276,744   40.00%
  Shareholder's Advantage (.72% Fee Rate)(2)        1.00       1.40          647,276        905,967   39.97%
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                        1.01       1.92       77,664,595    149,119,835   89.21%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      1.01       1.92          329,121        631,928   89.21%
  Legacy II (1.50% Fee Rate)                        1.01       1.92        6,090,590     11,665,002   88.93%
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                       1.01       1.92        7,492,254     14,359,483   89.00%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.01       1.92          296,365        568,006   89.00%
  Legacy III (1.40% Fee Rate)                       1.01       1.91       44,615,754     85,295,758   88.71%
  Shareholder's Advantage (.60% Fee Rate)(2)        1.00       1.30          360,180        469,812   30.44%
  Shareholder's Advantage (.72% Fee Rate)(2)        1.00       1.30          307,838        401,437   30.41%
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                        3.93       6.12    1,091,099,055  6,675,106,847   55.51%
  Legacy II--Annuity Reserves (1.35% Fee Rate)      3.93       6.12        4,944,792     30,251,166   55.51%
  Legacy II (1.50% Fee Rate)                        3.92       6.09       76,952,649    468,975,071   55.30%
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                       1.68       2.61       60,530,171    157,687,149   55.32%
  Legacy III--Annuity Reserves (1.25% Fee Rate)     1.68       2.61        1,092,833      2,846,940   55.32%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                        Unit Value Unit Value
                                                        Beginning  End        Units                        Total
                                                        of Period  of Period  Outstanding   Net Assets     Return(3)
--------------------------------------------------------------------------------------------------------------------
  Legacy III (1.40% Fee Rate)                             $1.67      $2.59      349,496,915 $  906,830,937   55.08%
  Shareholder's Advantage (.60% Fee Rate)(2)               1.00       1.31        1,188,330      1,559,923   31.27%
  Shareholder's Advantage (.72% Fee Rate)(2)               1.00       1.31        1,623,917      2,131,037   31.23%
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                               3.18       3.50    1,563,524,672  5,476,349,424    9.98%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             3.18       3.50        6,071,368     21,265,373    9.98%
  Legacy II (1.50% Fee Rate)                               3.18       3.49      114,842,624    400,661,915    9.82%
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                              1.38       1.52      129,156,674    196,369,678    9.81%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.38       1.52        1,762,500      2,679,703    9.81%
  Legacy III (1.40% Fee Rate)                              1.38       1.51      614,232,524    930,152,106    9.65%
  Shareholder's Advantage (.60% Fee Rate)(2)               1.00       1.09          731,753        799,374    9.24%
  Shareholder's Advantage (.72% Fee Rate)(2)               1.00       1.09        1,919,178      2,096,005    9.21%
AFIS High-Income Bond Fund
  Legacy II (1.35% Fee Rate)                               2.23       2.33      207,730,728    484,029,853    4.38%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             2.23       2.33        1,147,002      2,672,610    4.38%
  Legacy II (1.50% Fee Rate)                               2.23       2.32       11,308,416     26,244,426    4.22%
AFIS High-Income Bond Class II Fund
  Legacy III (1.25% Fee Rate)                              1.09       1.13       16,310,537     18,449,044    4.22%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.09       1.13          329,991        373,256    4.22%
  Legacy III (1.40% Fee Rate)                              1.08       1.13       70,524,971     79,454,055    4.07%
  Shareholder's Advantage (.60% Fee Rate)(2)               1.00       1.05          441,334        461,894    4.66%
  Shareholder's Advantage (.72% Fee Rate)(2)               1.00       1.05          234,372        245,231    4.63%
AFIS International Fund
  Legacy II (1.35% Fee Rate)                               2.26       3.93      909,205,118  3,574,688,180   74.07%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             2.26       3.93        5,201,907     20,452,146   74.07%
  Legacy II (1.50% Fee Rate)                               2.25       3.92       56,848,874    222,610,585   73.82%
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)                              1.22       2.13       26,368,918     56,089,351   73.79%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.22       2.13          668,069      1,421,049   73.79%
  Legacy III (1.40% Fee Rate)                              1.22       2.12      146,311,598    309,974,140   73.53%
  Shareholder's Advantage (.60% Fee Rate)(2)               1.00       1.41          592,649        834,201   40.76%
  Shareholder's Advantage (.72% Fee Rate)(2)               1.00       1.41          474,304        667,466   40.73%
AFIS New World Fund
  Legacy II (1.35% Fee Rate)(1)                            1.00       1.18       24,595,832     28,920,791   17.58%
  Legacy II--Annuity Reserves (1.35% Fee Rate)(1)          1.00       1.18           44,131         51,891   17.58%
  Legacy II (1.50% Fee Rate)(1)                            1.00       1.17        2,052,631      2,411,562   17.49%
AFIS New World Class II Fund
  Legacy III (1.25% Fee Rate)(1)                           1.00       1.18        3,728,134      4,381,538   17.53%
  Legacy III--Annuity Reserves (1.25% Fee Rate)(1)         1.00       1.18          108,111        127,058   17.53%
  Legacy III (1.40% Fee Rate)(1)                           1.00       1.17       23,252,868     27,305,402   17.43%
  Shareholder's Advantage (.60% Fee Rate)(2)               1.00       1.24           58,929         72,958   23.81%
  Shareholder's Advantage (.72% Fee Rate)(2)               1.00       1.24          255,977        316,837   23.78%
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy II (1.35% Fee Rate)                               1.81       1.78      191,847,850    341,043,890   (1.86)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             1.81       1.78          944,812      1,679,573   (1.86)%
  Legacy II (1.50% Fee Rate)                               1.81       1.77       12,402,425     21,959,473   (2.01)%
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate)                              1.14       1.11       10,249,990     11,421,328   (2.01)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.14       1.11          516,074        575,049   (2.01)%
  Legacy III (1.40% Fee Rate)                              1.13       1.11       32,309,998     35,858,343   (2.16)%
  Shareholder's Advantage (.60% Fee Rate)(2)               1.00       1.00            2,000          2,007    0.35%
  Shareholder's Advantage (.72% Fee Rate)(2)               1.00       1.00            2,000          2,007    0.34%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 6/11/1999.

(2)Reflects less than a full year of activity. Funds were first received in this option on 10/15/1999.

(3)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 1998 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                    Unit Value Unit Value
                                                    Beginning  End        Units                        Total
                                                    of Period  of Period  Outstanding   Net Assets     Return(2)
----------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                          $2.39      $2.67      504,099,778 $1,345,004,489   11.62%
  Legacy II--Annuity Reserves (1.35% Fee Rate)         2.39       2.67        2,157,559      5,756,652   11.62%
  Legacy II (1.50% Fee Rate)                           2.39       2.66       26,935,779     71,688,521   11.45%
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                          1.14       1.27       33,006,940     41,988,065   11.54%
  Legacy III--Annuity Reserves (1.25% Fee Rate)        1.14       1.27          198,853        252,960   11.54%
  Legacy III (1.40% Fee Rate)                          1.14       1.27      112,044,789    142,176,538   11.37%
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                           1.13       1.17      144,667,438    169,029,860    2.97%
  Legacy II--Annuity Reserves (1.35% Fee Rate)         1.13       1.17          898,539      1,049,856    2.97%
  Legacy II (1.50% Fee Rate)                           1.13       1.17        6,618,541      7,713,807    2.82%
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                          1.08       1.11        8,539,588      9,489,729    2.82%
  Legacy III--Annuity Reserves (1.25% Fee Rate)        1.08       1.11          159,913        177,705    2.82%
  Legacy III (1.40% Fee Rate)                          1.08       1.11       34,412,649     38,145,549    2.67%
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                           1.35       1.40      140,499,673    196,867,792    3.74%
  Legacy II--Annuity Reserves (1.35% Fee Rate)         1.35       1.40          218,164        305,690    3.74%
  Legacy II (1.50% Fee Rate)                           1.35       1.40       12,070,445     16,870,667    3.59%
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                          1.02       1.06        7,947,943      8,435,297    3.60%
  Legacy III--Annuity Reserves (1.25% Fee Rate)        1.02       1.06            5,143          5,458    3.60%
  Legacy III (1.40% Fee Rate)                          1.02       1.06       24,317,669     25,744,260    3.44%
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                           1.08       1.37       91,373,714    125,171,270   27.31%
  Legacy II--Annuity Reserves (1.35% Fee Rate)         1.08       1.37          295,563        404,887   27.31%
  Legacy II (1.50% Fee Rate)                           1.07       1.37        5,133,366      7,014,513   27.11%
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                          1.08       1.37       16,793,007     22,955,597   27.15%
  Legacy III--Annuity Reserves (1.25% Fee Rate)        1.08       1.37          212,331        290,251   27.15%
  Legacy III (1.40% Fee Rate)                          1.07       1.36       81,691,571    111,310,867   26.96%
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)(1)                        1.00       1.01       47,759,041     48,464,181    1.48%
  Legacy II--Annuity Reserves (1.35% Fee Rate)(1)      1.00       1.01          265,491        269,411    1.48%
  Legacy II (1.50% Fee Rate)(1)                        1.00       1.01        2,646,656      2,683,253    1.37%
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)(1)                       1.00       1.01        2,996,405      3,038,492    1.41%
  Legacy III--Annuity Reserves (1.25% Fee Rate)(1)     1.00       1.01           51,583         52,307    1.41%
  Legacy III (1.40% Fee Rate)(1)                       1.00       1.01       18,001,016     18,236,285    1.31%
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                           2.94       3.93    1,219,326,627  4,796,899,734   33.74%
  Legacy II--Annuity Reserves (1.35% Fee Rate)         2.94       3.93        4,022,303     15,823,966   33.74%
  Legacy II (1.50% Fee Rate)                           2.94       3.92       70,063,382    274,941,444   33.53%
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                          1.26       1.68       34,914,566     58,559,744   33.56%
  Legacy III--Annuity Reserves (1.25% Fee Rate)        1.26       1.68          519,907        872,004   33.56%
  Legacy III (1.40% Fee Rate)                          1.25       1.67      178,720,900    299,014,827   33.36%
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                           2.73       3.18    1,824,715,730  5,811,237,255   16.79%
  Legacy II--Annuity Reserves (1.35% Fee Rate)         2.73       3.18        5,600,196     17,835,145   16.79%
  Legacy II (1.50% Fee Rate)                           2.72       3.18      110,722,531    351,740,356   16.61%
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                          1.19       1.38       86,984,617    120,431,648   16.62%
  Legacy III--Annuity Reserves (1.25% Fee Rate)        1.19       1.38        1,158,754      1,604,315   16.62%
  Legacy III (1.40% Fee Rate)                          1.19       1.38      356,163,991    491,882,912   16.45%

Lincoln National Variable Annuity Account H

3. Condensed Financial Information (continued)

                                                        Unit Value Unit Value
                                                        Beginning  End        Units                        Total
                                                        of Period  of Period  Outstanding   Net Assets     Return(2)
--------------------------------------------------------------------------------------------------------------------
  Legacy II (1.35% Fee Rate)                              $2.25      $2.23      264,043,206 $  589,425,406   (0.90)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             2.25       2.23        1,153,118      2,574,112   (0.90)%
  Legacy II (1.50% Fee Rate)                               2.25       2.23       11,991,074     26,700,710   (1.05)%
AFIS High-Income Bond Class II Fund
  Legacy III (1.25% Fee Rate)                              1.10       1.09       11,909,245     12,924,910   (0.98)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.10       1.09          212,545        230,671   (0.98)%
  Legacy III (1.40% Fee Rate)                              1.09       1.08       52,869,138     57,235,418   (1.13)%
AFIS International Fund
  Legacy II (1.35% Fee Rate)                               1.89       2.26    1,051,759,276  2,375,619,380   19.59%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             1.89       2.26        4,324,749      9,768,356   19.59%
  Legacy II (1.50% Fee Rate)                               1.89       2.25       52,670,012    118,658,021   19.46%
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)                              1.02       1.22       17,329,908     21,211,242   19.42%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.02       1.22          375,126        459,142   19.42%
  Legacy III (1.40% Fee Rate)                              1.02       1.22       93,698,199    114,396,027   19.24%
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy II (1.35% Fee Rate)                               1.70       1.81      244,151,450    442,244,769    6.74%
  Legacy II--Annuity Reserves (1.35% Fee Rate)             1.70       1.81          996,661      1,805,307    6.74%
  Legacy II (1.50% Fee Rate)                               1.70       1.81       12,542,454     22,662,063    6.58%
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate)                              1.07       1.14        6,310,125      7,175,360    6.59%
  Legacy III--Annuity Reserves (1.25% Fee Rate)            1.07       1.14          265,127        301,481    6.59%
  Legacy III (1.40% Fee Rate)                              1.07       1.13       23,721,809     26,906,997    6.43%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 4/30/1998.

(2)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                                        Aggregate    Aggregate
                                                        Cost of      Proceeds
                                                        Purchases    from Sales
---------------------------------------------------------------------------------
AFIS Asset Allocation Fund                              $ 32,501,068 $106,038,585
AFIS Asset Allocation Class II Fund                      201,022,221   29,921,311
AFIS Blue Chip Income and Growth Fund                     33,626,010    6,864,810
AFIS Blue Chip Income and Growth Class II Fund           148,302,057    5,878,622
AFIS Bond Fund                                            49,031,592   30,157,724
AFIS Bond Class II Fund                                  109,912,601   16,106,864
AFIS Cash Management Fund                                131,218,638  145,602,570
AFIS Cash Management Class II Fund                       991,336,354  964,530,558
AFIS Global Discovery Fund                                 3,338,879    1,929,746
AFIS Global Discovery Class II Fund                       10,347,477    4,056,920
AFIS Global Growth Fund                                    7,983,784   36,276,724
AFIS Global Growth Class II Fund                          55,725,791   53,282,004
AFIS Global Small Capitalization Fund                     18,068,620   30,362,650
AFIS Global Small Capitalization Class II Fund            49,138,852   44,007,076
AFIS Growth Fund                                           9,795,278  730,083,499
AFIS Growth Class II Fund                                175,534,289  146,140,059
AFIS Growth-Income Fund                                   42,818,016  686,386,028
AFIS Growth-Income Class II Fund                         341,614,448  152,901,416
AFIS High-Income Bond Fund                                47,784,346   69,954,191
AFIS High-Income Bond Class II Fund                       61,497,507   19,705,230
AFIS International Fund                                   60,343,343  322,175,550
AFIS International Class II Fund                         811,781,451  819,723,918
AFIS New World Fund                                       15,172,823   13,847,499
AFIS New World Class II Fund                             168,790,221  164,486,642
AFIS U.S. Government/AAA-Rated Securities Fund           155,964,548   60,007,671
AFIS U.S. Government/AAA-Rated Securities Class II Fund  174,064,938   39,319,388

Lincoln National Variable Annuity Account H

5. Investments

The following is a summary of investments owned at December 31, 2002.

                                                                    Net
                                                        Shares      Asset  Value of       Cost of
                                                        Outstanding Value  Shares         Shares
--------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund                               60,593,747 $12.23 $  741,061,524 $  795,394,971
AFIS Asset Allocation Class II Fund                      49,483,943  12.18    602,714,430    731,377,265
AFIS Blue Chip Income and Growth Fund                     7,014,616   7.17     50,294,794     61,444,145
AFIS Blue Chip Income and Growth Class II Fund           23,089,399   7.16    165,320,097    197,637,139
AFIS Bond Fund                                           18,997,554  10.41    197,764,540    193,187,106
AFIS Bond Class II Fund                                  27,206,231  10.36    281,856,551    276,888,345
AFIS Cash Management Fund                                15,257,593  11.17    170,427,318    172,755,210
AFIS Cash Management Class II Fund                       11,821,045  11.12    131,450,019    131,719,293
AFIS Global Discovery Fund                                  404,102   7.26      2,933,781      3,336,359
AFIS Global Discovery Class II Fund                       1,193,195   7.25      8,650,660      9,785,016
AFIS Global Growth Fund                                  11,340,247  11.35    128,711,809    168,751,828
AFIS Global Growth Class II Fund                         31,403,666  11.32    355,489,499    484,618,725
AFIS Global Small Capitalization Fund                     9,880,138   9.27     91,588,882    141,198,700
AFIS Global Small Capitalization Class II Fund           16,800,125   9.23    155,065,153    229,699,692
AFIS Growth Fund                                         81,912,966  33.47  2,741,626,988  3,553,621,485
AFIS Growth Class II Fund                                36,682,350  33.29  1,221,155,438  2,087,016,674
AFIS Growth-Income Fund                                 128,526,317  25.63  3,294,129,505  3,831,862,471
AFIS Growth-Income Class II Fund                         71,431,844  25.52  1,822,940,662  2,445,198,454
AFIS High-Income Bond Fund                               27,544,853  10.44    287,568,268    358,150,313
AFIS High-Income Bond Class II Fund                      17,112,741  10.39    177,801,380    206,853,716
AFIS International Fund                                 112,390,942  10.07  1,131,776,786  1,609,960,788
AFIS International Class II Fund                         33,857,912  10.05    340,272,017    397,972,420
AFIS New World Fund                                       3,618,444   8.76     31,697,567     37,734,224
AFIS New World Class II Fund                              9,872,836   8.73     86,189,862     97,610,765
AFIS U.S. Government/AAA-Rated Securities Fund           35,993,145  12.37    445,235,206    415,336,048
AFIS U.S. Government/AAA-Rated Securities Class II Fund  22,543,036  12.31    277,504,769    265,405,878

6. Changes In Units Outstanding
The change in units outstanding for the year ended December 31, 2002 is as follows:

                                                        Units         Units           Net Increase
                                                        Issued        Redeemed        (Decrease)
---------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund                                 22,835,088    (52,741,564)  (29,906,476)
AFIS Asset Allocation Class II Fund                       212,429,166    (67,539,747)  144,889,419
AFIS Blue Chip Income and Growth Fund                      48,656,424    (16,852,296)   31,804,128
AFIS Blue Chip Income and Growth Class II Fund            195,154,303    (27,297,974)  167,856,329
AFIS Bond Fund                                             48,898,395    (37,762,227)   11,136,168
AFIS Bond Class II Fund                                   106,804,820    (32,064,625)   74,740,195
AFIS Cash Management Fund                                 113,317,070   (124,614,688)  (11,297,618)
AFIS Cash Management Class II Fund                      1,050,023,971 (1,045,753,022)    4,270,949
AFIS Global Discovery Fund                                  4,449,508     (2,611,306)    1,838,202
AFIS Global Discovery Class II Fund                        13,901,051     (6,307,777)    7,593,274
AFIS Global Growth Fund                                    10,287,818    (30,841,523)  (20,553,705)
AFIS Global Growth Class II Fund                          101,938,134    (90,950,970)   10,987,164
AFIS Global Small Capitalization Fund                      20,629,753    (31,132,546)  (10,502,793)
AFIS Global Small Capitalization Class II Fund             74,794,413    (66,887,822)    7,906,591
AFIS Growth Fund                                           20,969,004   (182,946,482) (161,977,478)
AFIS Growth Class II Fund                                 235,163,750   (171,369,276)   63,794,474
AFIS Growth-Income Fund                                    38,866,481   (228,699,285) (189,832,804)
AFIS Growth-Income Class II Fund                          383,223,323   (223,559,545)  159,663,778
AFIS High-Income Bond Fund                                 15,878,914    (37,712,282)  (21,833,368)
AFIS High-Income Bond Class II Fund                        60,583,496    (33,932,141)   26,651,355
AFIS International Fund                                    39,591,681   (160,512,017) (120,920,336)
AFIS International Class II Fund                        1,383,635,269 (1,370,209,031)   13,426,238
AFIS New World Fund                                        17,647,162    (17,157,702)      489,460
AFIS New World Class II Fund                              199,868,005   (195,442,650)    4,425,355
AFIS U.S. Government/AAA-Rated Securities Fund             84,690,360    (45,448,882)   39,241,478
AFIS U.S. Government/AAA-Rated Securities Class II Fund   160,274,291    (59,720,402)  100,553,889

Lincoln National Variable Annuity Account H

7. New Investment Funds and Fund Name Changes

During 2001, the AFIS Blue Chip Income and Growth Fund, the AFIS Blue Chip Income and Growth Class II Fund, the AFIS Global Discovery Fund and the AFIS Global Discovery Class II Fund became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from July 3, 2001 (commencement of operations) to December 31, 2001.

During 2002, the AFIS High-Yield Bond Fund changed it name to the AFIS High-Income Bond Fund and the AFIS High-Yield Bond Class II Fund changed its name to the AFIS High-Income Bond Class II Fund.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account H ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Asset Allocation, AFIS Asset Allocation Class II, AFIS Blue Chip Income and Growth, AFIS Blue Chip Income and Growth Class II, AFIS Bond, AFIS Bond Class II, AFIS Cash Management, AFIS Cash Management Class II, AFIS Global Discovery, AFIS Global Discovery Class II, AFIS Global Growth, AFIS Global Growth Class II, AFIS Global Small Capitalization, AFIS Global Small Capitalization Class II, AFIS Growth, AFIS Growth Class II, AFIS Growth-Income, AFIS Growth-Income Class II, AFIS High-Income Bond, AFIS High-Income Bond Class II, AFIS International, AFIS International Class II, AFIS New World, AFIS New World Class II, AFIS U.S. Government/AAA-Rated Securities, and AFIS U.S. Government/AAA-Rated Securities Class II), as of December 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account H at December 31, 2002, the results of their operations for the year then ended and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 3, 2003

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                                                December 31
                                                                                              2002        2001
                                                                                          -----------  -----------
                                                                                               (000s omitted)
                                                                                          ------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2002 -- $29,746,303; 2001 -- $26,599,804)                        $31,310,917  $26,944,945
------------------------------------------------------------------------------------------
   Equity (cost: 2002 -- $196,697; 2001 -- $260,678)                                          207,741      258,734
------------------------------------------------------------------------------------------
 Mortgage loans on real estate                                                              4,199,683    4,527,257
------------------------------------------------------------------------------------------
 Real estate                                                                                  279,485      267,700
------------------------------------------------------------------------------------------
 Policy loans                                                                               1,937,678    1,931,112
------------------------------------------------------------------------------------------
 Derivative instruments                                                                        64,780       49,251
------------------------------------------------------------------------------------------
 Other investments                                                                            377,746      506,997
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Investments                                                                          38,378,030   34,485,996
------------------------------------------------------------------------------------------
Investment in unconsolidated affiliates                                                            --        8,134
------------------------------------------------------------------------------------------
Cash and invested cash                                                                      1,246,523    2,818,382
------------------------------------------------------------------------------------------
Property and equipment                                                                        170,424      171,990
------------------------------------------------------------------------------------------
Deferred acquisition costs                                                                  2,373,234    2,267,039
------------------------------------------------------------------------------------------
Premiums and fees receivable                                                                  180,561      376,883
------------------------------------------------------------------------------------------
Accrued investment income                                                                     504,944      531,242
------------------------------------------------------------------------------------------
Assets held in separate accounts                                                           31,100,455   39,226,184
------------------------------------------------------------------------------------------
Federal income taxes                                                                          188,107           --
------------------------------------------------------------------------------------------
Amounts recoverable from reinsurers                                                         7,223,004    6,644,857
------------------------------------------------------------------------------------------
Goodwill                                                                                      919,172      899,009
------------------------------------------------------------------------------------------
Other intangible assets                                                                     1,012,773    1,118,487
------------------------------------------------------------------------------------------
Other assets                                                                                  825,686      929,799
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Assets                                                                              $84,122,913  $89,478,002
------------------------------------------------------------------------------------------
                                                                                          ===========  ===========

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                                      $21,699,308  $20,318,098
------------------------------------------------------------------------------------------
 Contractholder funds                                                                      21,402,235   19,216,595
------------------------------------------------------------------------------------------
 Liabilities related to separate accounts                                                  31,100,455   39,226,184
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Insurance and Investment Contract Liabilities                                        74,201,998   78,760,877
------------------------------------------------------------------------------------------
Short-term debt                                                                               103,696      261,839
------------------------------------------------------------------------------------------
Surplus notes payable to Lincoln National Corporation                                       1,250,000    1,250,000
------------------------------------------------------------------------------------------
Federal income taxes                                                                               --       80,113
------------------------------------------------------------------------------------------
Other liabilities                                                                           3,301,978    3,565,416
------------------------------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                                        973,101    1,107,251
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Liabilities                                                                          79,830,773   85,025,496
------------------------------------------------------------------------------------------

Shareholder's Equity:
Common stock -- $2.50 par value
Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                                      25,000       25,000
------------------------------------------------------------------------------------------
Retained earnings                                                                           3,583,688    4,232,185
------------------------------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Foreign currency translation adjustment                                                          375          375
------------------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification adjustment     703,100      171,964
------------------------------------------------------------------------------------------
 Net unrealized gain on derivative instruments                                                 31,829       22,982
------------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                         (51,852)          --
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Accumulated Other Comprehensive Income                                                  683,452      195,321
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Shareholder's Equity                                                                  4,292,140    4,452,506
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Liabilities and Shareholder's Equity                                                $84,122,913  $89,478,002
------------------------------------------------------------------------------------------
                                                                                          ===========  ===========

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                                  Year Ended December 31
                                                                            ----------------------------------
                                                                               2002        2001        2000
                                                                            ----------  ----------  ----------
                                                                                      (000s omitted)
                                                                            ----------------------------------
Revenue:
Insurance premiums                                                          $  250,766  $1,604,161  $1,566,841
----------------------------------------------------------------------------
Insurance fees                                                               1,296,716   1,373,438   1,448,460
----------------------------------------------------------------------------
Net investment income                                                        2,509,489   2,554,180   2,586,762
----------------------------------------------------------------------------
Equity in earnings (losses) of unconsolidated affiliates                          (647)      5,672        (379)
----------------------------------------------------------------------------
Net realized loss on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts, Note 5)                (262,805)   (121,525)    (24,331)
----------------------------------------------------------------------------
Realized gain (loss) on sale of subsidiaries                                   (10,646)      4,963          --
----------------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                          73,115      19,267          --
----------------------------------------------------------------------------
Other revenue and fees                                                         244,938     255,203     210,645
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Total Revenue                                                                4,100,926   5,695,359   5,787,998
----------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                     2,714,308   3,234,013   3,238,596
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses (Note 5)             1,349,800   1,712,814   1,587,504
----------------------------------------------------------------------------
Interest and debt expense                                                       79,342      80,621      80,179
----------------------------------------------------------------------------
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Total Benefits and Expenses                                                  4,143,450   5,027,448   4,906,279
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
(Loss) Income Before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                           (42,524)    667,911     881,719
----------------------------------------------------------------------------
Federal income taxes (benefit)                                                 (91,540)    156,263     232,818
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                           49,016     511,648     648,901
----------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal Income Tax Benefit)         --     (15,566)         --
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Net Income                                                                  $   49,016  $  496,082  $  648,901
--------------------------------------------------------------------------- ==========  ==========  ==========


See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                          Year Ended December 31
                                                       2002        2001        2000
                                                    ----------  ----------  ----------
                                                              (000s omitted)
                                                    ----------------------------------
Common Stock:
Balance at beginning and end-of-year                $   25,000  $   25,000  $   25,000
----------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                         4,232,185   4,226,839   3,931,861
----------------------------------------------------
Comprehensive income                                   537,147     744,419   1,096,435
----------------------------------------------------
Less other comprehensive income (loss)(net of
  income tax):
  Foreign Currency translation adjustment                   --         375          --
  -----------------------------------------------
  Net unrealized gain on securities                    531,136     224,980     447,534
   available-for-sale (net of reclassification
   adjustment)
  -----------------------------------------------
  Net unrealized gain on derivative instruments          8,847      22,982          --
  -----------------------------------------------
  Minimum pension liability adjustment                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Net Income                                              49,016     496,082     648,901
----------------------------------------------------
Non-qualified stock options                              3,158       4,023       2,280
----------------------------------------------------
Additional investment by Lincoln National                9,329         241      63,797
  Corporation
----------------------------------------------------
Dividends declared on common stock                    (710,000)   (495,000)   (420,000)
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                               3,583,688   4,232,185   4,226,839
----------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                               375          --          --
----------------------------------------------------
Change during the year                                      --         375          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                     375         375          --
                                                    ----------  ----------  ----------
----------------------------------------------------

Net Unrealized Gain (Loss) on Securities
  Available-for-sale:
Balance at beginning-of-year                           171,964     (53,016)   (500,550)
----------------------------------------------------
Change during the year                                 531,136     224,980     447,534
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                 703,100     171,964     (53,016)
                                                    ----------  ----------  ----------
----------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                            22,982          --          --
----------------------------------------------------
Cumulative effect of accounting change                      --      17,586          --
----------------------------------------------------
Change during the year                                   8,847       5,396          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                  31,829      22,982          --
                                                    ----------  ----------  ----------
----------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                --          --          --
----------------------------------------------------
Change during the year                                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Total Shareholder's Equity at End-of-Year           $4,292,140  $4,452,506  $4,198,823
                                                    ==========  ==========  ==========
----------------------------------------------------

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2002          2001          2000
                                                                      ------------  ------------  -----------
                                                                                   (000s omitted)
                                                                      ---------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $     49,016  $    496,082  $   648,901
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by (used in)
  operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                               (325,704)     (346,362)    (428,073)
----------------------------------------------------------------------
 Premiums and fees receivable                                              196,322        36,069      (46,013)
----------------------------------------------------------------------
 Accrued investment income                                                  26,298       (55,259)     (10,239)
----------------------------------------------------------------------
 Policy liabilities and accruals                                          (929,827)     (735,307)     201,101
----------------------------------------------------------------------
 Contractholder funds                                                      983,768     1,135,927    1,070,602
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                       894,270       425,629      235,345
----------------------------------------------------------------------
 Federal income taxes                                                     (100,700)      122,011      256,403
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                   (477,133)           --           --
----------------------------------------------------------------------
 Provisions for depreciation                                                22,222        15,798       24,051
----------------------------------------------------------------------
 Amortization of goodwill                                                       --        26,518       24,861
----------------------------------------------------------------------
 Amortization of other intangible assets                                   105,714        91,837      129,362
----------------------------------------------------------------------
 Net realized loss on investments and derivative instruments               262,805       121,525       24,331
----------------------------------------------------------------------
 (Gain) loss on sale of subsidiaries                                        10,646        (4,963)          --
----------------------------------------------------------------------
 Amortization of deferred gain                                             (73,115)      (19,267)          --
----------------------------------------------------------------------
 Other                                                                    (375,564)     (926,106)      45,187
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Adjustments                                                            220,002      (111,950)   1,526,918
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                  269,018       384,132    2,175,819
--------------------------------------------------------------------- ------------  ------------  -----------

Cash Flows from Investing Activities:
Securities available-for-sale:
 Purchases                                                             (14,002,161)  (10,634,019)  (4,449,537)
----------------------------------------------------------------------
 Sales                                                                   8,078,426     5,487,077    3,664,930
----------------------------------------------------------------------
 Maturities                                                              2,484,637     2,448,425    1,785,790
----------------------------------------------------------------------
Purchase of other investments                                           (1,280,211)   (1,830,448)  (1,899,655)
----------------------------------------------------------------------
Sale or maturity of other investments                                    1,739,382     1,867,069    1,735,091
----------------------------------------------------------------------
Proceeds from (adjustments to) disposition of business                    (195,000)    1,831,095           --
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities                (95,341)      150,930      274,838
----------------------------------------------------------------------
Other                                                                      142,592       674,146     (474,800)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash (Used in) Provided by Investing Activities                     (3,127,676)       (5,725)     636,657
--------------------------------------------------------------------- ------------  ------------  -----------

Cash Flows from Financing Activities:
Net increase (decrease) in short-term debt                                (158,143)       42,764        8,780
----------------------------------------------------------------------
Universal life and investment contract deposits                          5,305,499     4,897,828    3,543,763
----------------------------------------------------------------------
Universal life and investment contract withdrawals                      (3,262,194)   (3,288,290)  (4,524,371)
----------------------------------------------------------------------
Investment contract transfers                                              108,479      (373,000)  (1,347,000)
----------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                      3,158         4,023        2,280
----------------------------------------------------------------------
Dividends paid to shareholder                                             (710,000)     (495,000)    (420,000)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash Provided by (Used in) Financing Activities                      1,286,799       788,325   (2,736,548)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Increase (Decrease) in Cash                                         (1,571,859)    1,166,732       75,928
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                              2,818,382     1,651,650    1,575,722
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $  1,246,523  $  2,818,382  $ 1,651,650
--------------------------------------------------------------------- ============  ============  ===========

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements include
The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were part of the Reinsurance business segment: Lincoln National Health & Casualty Insurance Company ("LNH&C") and Lincoln National Reassurance Company ("LNRAC"). These subsidiaries were sold as part of the sale of LNC's reinsurance business to Swiss Re on December 7, 2001. The Company also owns six non-insurance subsidiaries: Lincoln National Insurance Associates, Inc. ("LNIA"), Lincoln Financial Advisors ("LFA"), Lincoln Financial Distributors ("LFD"), Lincoln Realty Capital Corporation, Lincoln Retirement Services Company and The Administrative Management Group, Inc. which was acquired in 2002 (see Note 11). LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and prior to Swiss Re's acquisition of LNC's reinsurance business, the reinsurance of individual and group life and health business. LNL is licensed and sells its products throughout the United States, Canada, several U.S. territories and select international markets. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 9). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results will differ from those estimates.

Investments
LNL classifies its fixed maturity and equity securities as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, LNL recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate, which are primarily held in the Life Insurance and Retirement segments, are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as a realized loss on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as a realized loss on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold

The Lincoln National Life Insurance Company at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Realized gain (loss) on sale of subsidiaries, net of taxes, is recognized in net income.

Derivative Instruments
For the years ended December 31, 2002, 2001 and 2000, LNL hedged certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk, commodity risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

Effective upon the adoption of Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("FAS, 133") on January 1, 2001, LNL recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at fair value. FAS 133 standardized the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2002 and 2001, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under FAS 133.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in current income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current income during the period of change in fair values. For derivative instruments that are designated and qualify as a hedge of a net investment in a foreign operation, the gain or loss is reported in OCI as part of the cumulative translation adjustment to the extent it is effective. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change.

See Note 7 for further discussion of LNL's accounting policy for derivative instruments.

Prior to January 1, 2001, derivative instruments were carried in other investments. The premiums paid for interest rate caps and swaptions were deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative. Interest rate caps that hedged interest credited on fixed annuity liabilities were carried at amortized cost. Any settlement received in accordance with the terms of the interest rate caps was also recorded as net investment income. Realized gain (loss) from the termination of the interest rate caps was included in net income.

Swaptions, put options, spread-lock agreements, interest rate swaps, commodity swaps and financial futures that hedge fixed maturity securities available-for-sale were carried at fair value. The change in fair value was reflected directly in shareholders' equity. Settlements on interest rate swaps and commodity swaps were recognized in net investment income. Realized gain
(loss) from the termination of swaptions, put options, spread-lock agreements, interest rate swaps, and financial futures were deferred and amortized over the life of the hedged assets as an adjustment to the yield. Forward-starting interest rate swaps were also used to hedge the forecasted purchase of investments. These interest rate swaps were carried off-balance sheet until the occurrence of the forecasted transaction at which time the interest rate swaps were terminated and any gain (loss) on termination was used to adjust the basis of the forecasted purchase. If the forecasted purchase did not occur or the interest rate swaps were terminated early, changes in the fair value of the swaps were recorded in net income.

Over-the-counter call options which hedged liabilities tied to the S&P stock index were carried at fair value. The change in fair value was reflected directly in net income. Gain (loss) realized upon termination of these call options was included in net income. Over-the-counter call options which hedge stock appreciation rights were carried at fair value when hedging vested stock appreciation rights and at cost when hedging unvested stock appreciation rights. The change in fair value of call options hedging vested stock appreciation rights was included in net income. Gain (loss) upon termination was reported in net income.

Foreign currency swaps, which hedged some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies, were carried at fair value. The change in fair value was included in shareholder's equity. Realized gain (loss) from the termination of such derivatives was included in net income.

Prior to January 1, 2001, hedge accounting was applied as indicated above after LNL determined that the items to be hedged exposed LNL to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk or equity risk. Moreover, the derivatives used to hedge these exposures were designated as hedges and reduced the indicated risk demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. If such criteria was not met or if the hedged items were sold,

The Lincoln National Life Insurance Company terminated or matured, the change in value of the derivatives was included in net income.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's consolidated balance sheet in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts
These assets and liabilities represent segregated funds administered and invested by LNL for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting by Insurance Companies For Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include unit-linked products and fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 13 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

The Lincoln National Life Insurance Company

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for deferred acquisition costs. (See above for discussion of amortization.)

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2000 through 2002 ranged from 4.00% to 10.00%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions. Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Insurance businesses typically produce ongoing profit streams from expected new business generation that extend significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, for acquired insurance businesses where financial modeling indicated that anticipated new business benefits would extend for 40 years or longer, goodwill was amortized over a 40-year period.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life and investment-type products acquired and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangible assets were reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.75% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.55%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money. As part of the estimate of future NAR, gross equity growth rates which are consistent with those used in the DAC valuation process are utilized.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance
LNL's insurance companies enter into reinsurance agreements with other companies in the normal course of their business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re on December 7, 2001, LNL's reinsurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. Assets/liabilities and premiums/benefits from certain reinsurance contracts that granted statutory surplus to other insurance companies are netted on the consolidated balance sheets and income statements, respectively, since there is a right of offset.

The Lincoln National Life Insurance Company

All other reinsurance agreements including the Swiss Re indemnity reinsurance transaction are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits
LNL accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Options
Through 2002, LNL recognized compensation expense for stock options on LNC stock granted to LNL employees using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of the stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock. Accordingly, no compensation expense has been recognized for stock option incentive plans. On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"). On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. In addition, FAS 148 amends the disclosure provisions of FAS 123 to require expanded and more prominent disclosure of the effects of an entity's accounting policy with respect to stock-based employee compensation on reported net income and earnings per share in annual and interim financial statements.

The three transition methods provided under FAS 148 are the prospective method, the modified prospective and the retroactive restatement method. LNC will adopt the retroactive restatement method, which requires that companies restate all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. FAS 148's amendment of the transition and annual disclosure requirements of FAS 123 is effective for fiscal years ending after December 15, 2002. As the recognition provisions of FAS 123 should be applied as of the beginning of the year, LNL will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003 and will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements (see Note 6 for further discussion of stock-based employee compensation cost).

The following table illustrates the effect on net income and earnings per share for 2002, 2001 and 2000 if LNL had applied the fair value recognition provisions of FAS 123.

                                               Year Ended December 31,
                                               2002     2001    2000
                                               -----------------------
                                                  (in millions)
                                               -----------------------
             Net income, as reported.......... $49.0   $496.1  $648.9
             Less:
             Total stock-based employee
              compensation expense
              determined under the fair value
              based method for all awards, net
              of tax effects..................   9.2     16.2     9.5
                                                -----  ------  ------
             Pro forma net income............. $39.8   $479.9  $639.4
                                                =====  ======  ======

Income Taxes
LNL and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.


--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Change in Estimates

Accounting for Derivative Instruments and Hedging Activities
In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In July 1999, the FASB issued Statement of Financial Accounting Standards No. 137, "Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133" ("FAS 137"), which delayed the effective date of FAS 133 one year (i.e., adoption required no later than the first quarter of 2001). In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("FAS 138"), which addresses a limited number of implementation issues arising from FAS 133.

LNL adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that LNL recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $4.3 million after-tax ($6.6 million pre-tax) recorded in net income, and a net gain of $17.6 million after-tax ($27.1 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $4.8 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $18.3 million were amortized and netted against the transition gain recorded in OCI. A portion of the transition adjustment ($3.5 million after-tax) recorded in net income upon adoption of FAS 133 was reclassified from the OCI account, Net Unrealized Gain on Securities Available-
 for-Sale. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

The Lincoln National Life Insurance Company

Change in Estimate of Premium Receivables on Certain Client-Administered Individual Life Reinsurance
During the first quarter of 2001, LNL's former Reinsurance segment refined its estimate of due and unpaid premiums on its client-administered individual life reinsurance business. As a result of the significant growth in the individual life reinsurance business generated in recent years, the Reinsurance segment initiated a review of the block of business in the last half of 2000. An outgrowth of that analysis resulted in a review of the estimation of premiums receivable for due and unpaid premiums on client-administered business. During the first quarter of 2001, the Reinsurance segment completed the review of this matter, and concluded that enhanced information flows and refined actuarial techniques provided a basis for a more precise estimate of premium receivables on this business. As a result, the Reinsurance segment recorded income of $25.5 million ($39.3 million pre-tax) related to periods prior to 2001.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets
On April 1, 2001, LNL adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF
99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which LNL determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, LNL recognized a net realized loss on investments of $11.3 million after-tax ($17.3 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $12.2 million were restored and netted against net realized loss on investments.

Accounting for Business Combinations and Goodwill and Other Intangible Assets In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 141 is effective for all business combinations initiated after June 30, 2001, and FAS 142 is effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually in accordance with the new standard. Intangible assets that do not have indefinite lives continue to be amortized over their estimated useful lives. LNL adopted FAS 142 on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the consolidated balance sheet, LNL did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, LNL completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by LNL to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A number of valuation approaches, including, discounted cash flow modeling, were used to assess the goodwill of the reporting units within LNL's Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that LNL does not have impaired goodwill. In accordance with FAS 142, LNL has chosen October 1 as its annual review date. As such, LNL performed another valuation review during the fourth quarter of 2002. The results of the first step of the tests performed as of October 1, 2002 indicate that LNL does not have impaired goodwill. The valuation techniques used by LNL for each reporting unit were consistent with those used during the transitional testing.

As a result of the application of the non-amortization provisions of the new standards, LNL had an increase in net income of $24.9 million during the year ended December 31, 2002.

During 2002, the change in the carrying value of the Lincoln Retirement segment's goodwill was a result of the acquisition of The Administrative Management Group, Inc. ("AMG"). Total purchased goodwill in 2002 was $20.2 million (see Note 11).

The Lincoln National Life Insurance Company

The carrying amount of goodwill by reportable segment as of December 31, 2002 is as follows:

                                               (in millions)
                                               -------------
                    Lincoln Retirement Segment    $ 64.1
                    Life Insurance Segment....     855.1
                                                  ------
                    Total.....................    $919.2
                                                  ======

The reconciliation of reported net income to adjusted net income is as follows:

                                                        Year Ended
                                                       December 31,
                                                        2001   2000
                                                       -------------
                                                       (in millions)
                                                       -------------
           Reported Net Income........................ $496.1 $648.9
           Add back: Goodwill Amortization (after-tax)   26.5   24.9
                                                       ------ ------
           Adjusted Net Income........................ $522.6 $673.8
                                                       ====== ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                   As of December 31, 2002 As of December 31, 2001
                                    Gross                   Gross
                                   Carrying  Accumulated   Carrying  Accumulated
                                    Amount   Amortization   Amount   Amortization
                                   -----------------------------------------------
                                                  (in millions)
                                   -----------------------------------------------
  Amortized Intangible Assets:
    Lincoln Retirement Segment:
      Present value of in-force... $  225.0     $102.3     $  225.0     $ 70.5
    Life Insurance Segment:
      Present value of in-force... $1,254.2     $364.1      1,254.2      290.2
                                   --------     ------     --------     ------
  Total........................... $1,479.2     $466.4     $1,479.2     $360.7
                                   ========     ======     ========     ======

The aggregate amortization expense for other intangible assets for the years ended December 31, 2002, 2001 and 2000 was $105.7 million, $91.8 million and $129.4 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

                               2003...... $ 74.7
                               2004......   71.5
                               2005......   70.4
                               2006......   71.3
                               2007......   72.3
                               Thereafter  652.6

Accounting for the Impairment or Disposal of Long-lived Assets
In August 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets and supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and the accounting and reporting provisions of APB Opinion No. 30, "Reporting the Results of Operations" for a disposal of a segment of a business. FAS 144 is effective for fiscal years beginning after December 15, 2001. LNL adopted FAS 144 on January 1, 2002 and the adoption of the Statement did not have a material impact on the consolidated financial position and results of operations of LNL.

Accounting for Costs Associated with Exit or Disposal Activities
In June 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit

The Lincoln National Life Insurance Company plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. Adoption of FAS 146 by LNL will result in a change in timing of when expense is recognized for restructuring activities after December 31, 2002.

Change in Estimate for Personal Accident Reinsurance Reserves
As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving effect to LNC's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. (See Note 11 for further explanation of LNL's Reinsurance transaction with Swiss Re.)

Accounting for Variable Interest Entities
In January 2003, the Financial Accounting Standards Board issued Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation No. 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. VIE refers to an entity in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. This Interpretation applies in the third quarter of 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003. This Interpretation may be applied prospectively with a cumulative-effect adjustment as of the date on which it is first applied or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. Although LNL and the indus-
 try continue to review the new rules, at the present time LNL does not believe there are VIEs that would result in consolidation with LNL.

Accounting for Modified Coinsurance
Currently, there are ongoing discussions surrounding the implementation and interpretation of FAS 133, "Accounting for Derivative Instruments and Hedging Activities," by the Financial Accounting Standards Board's ("FASB") Derivative Implementation Group regarding receivables and payables that are indexed to a pool of assets; and specific to LNL, modified coinsurance agreements and coinsurance with funds withheld reinsurance agreements that reference a pool of securities. An exposure draft for this issue has been issued by the FASB. It is not expected to be finalized by the FASB until sometime in the second quarter of 2003. If the definition of derivative instruments is altered, this may impact LNL's prospective reported consolidated net income and consolidated financial position. Until the FASB finalizes the Statement 133 Implementation Issue, LNL is unable to determine what, if any, impact it will have on LNL's consolidated financial statements.

The Lincoln National Life Insurance Company

3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                           Amortized Cost  Gains    Losses  Fair Value
                                           -------------- -------- -------  ----------
                                                          (in millions)
                                           -------------------------------------------
December 31, 2002:
  Corporate bonds.........................   $23,690.5    $1,797.3 $(630.8) $24,857.0
  U.S. Government bonds...................       400.7       104.7    (2.3)     503.1
  Foreign government bonds................       783.4        40.8   (25.7)     798.5
  Asset and mortgage-backed securities:
    Mortgage pass-through securities......       704.2        26.3    (1.8)     728.7
    Collateralized mortgage obligations...     2,084.4       113.9    (0.4)   2,197.9
    Other asset-backed securities.........     1,899.3       149.8   (12.4)   2,036.7
  State and municipal bonds...............       106.0         5.0    (0.1)     110.9
  Redeemable preferred stocks.............        77.8         1.5    (1.2)      78.1
                                             ---------    -------- -------  ---------
Total fixed maturity securities...........    29,746.3     2,239.3  (674.7)  31,310.9
Equity securities.........................       196.7        19.4    (8.3)     207.8
                                             ---------    -------- -------  ---------
Total.....................................   $29,943.0    $2,258.7 $(683.0) $31,518.7
                                             =========    ======== =======  =========
December 31, 2001:
  Corporate bonds.........................   $21,944.7    $  704.0 $(555.1) $22,093.6
  U.S. Government bonds...................       346.7        56.8    (4.8)     398.7
  Foreign government bonds................       810.5        46.3    (9.3)     847.5
  Asset and mortgage-backed securities:
    Mortgage pass-through securities......       606.5        15.0    (7.4)     614.1
    Collateralized mortgage obligations...     1,462.6        63.0    (5.6)   1,520.0
    Other asset-backed securities.........     1,300.3        51.4   (11.3)   1,340.4
  State and municipal bonds...............        45.9         0.3    (1.5)      44.7
  Redeemable preferred stocks.............        82.6         3.5    (0.2)      85.9
                                             ---------    -------- -------  ---------
Total fixed maturity securities...........    26,599.8       940.3  (595.2)  26,944.9
Equity securities.........................       260.7        17.8   (19.8)     258.7
                                             ---------    -------- -------  ---------
Total.....................................   $26,860.5    $  958.1 $(615.0) $27,203.6
                                             =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2002:
           Due in one year or less..........   $   816.0    $   820.1
           Due after one year through five
            years...........................     6,138.3      6,425.8
           Due after five years through ten
            years...........................     9,545.3     10,051.5
           Due after ten years..............     8,558.8      9,050.2
                                               ---------    ---------
           Subtotal.........................    25,058.4     26,347.6
           Asset/mortgage-backed
            securities......................     4,687.9      4,963.3
                                               ---------    ---------
           Total............................   $29,746.3    $31,310.9
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                Par Value Amortized Cost Fair Value
                                --------- -------------- ----------
                                           (in millions)
                                -----------------------------------
             December 31, 2002:
               Below 7%........ $2,172.7     $1,527.6     $1,584.7
               7%-8%...........  2,309.4      2,307.3      2,464.4
               8%-9%...........    598.1        587.1        635.3
               Above 9%........    264.6        265.9        278.9
                                --------     --------     --------
               Total........... $5,344.8     $4,687.9     $4,963.3
                                ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                         December 31, 2002
                                       Fair Value  % of Total
                                       ----------  ----------
                                       (in millions except %)
                                       --------------------
                    Treasuries and AAA $ 6,111.8      19.5%
                      AA..............   1,815.5       5.8
                      A...............  10,404.6      33.2
                      BBB.............  10,922.5      34.9
                      BB..............   1,215.2       3.9
                      Less than BB....     841.3       2.7
                                       ---------     -----
                      Total........... $31,310.9     100.0%
                                       =========     =====

The major categories of net investment income are as follows:

                                         Year Ended December 31
                                         2002      2001     2000
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
             Fixed maturity securities $2,030.3  $2,008.4 $2,015.5
             Equity securities........     10.1       9.7     12.7
             Mortgage loans on real
              estate..................    356.3     373.9    373.1
             Real estate..............     45.8      48.1     50.3
             Policy loans.............    133.6     124.3    123.8
             Invested cash............     30.4      63.5     85.5
             Other investments........     18.8      67.5     50.8
                                       --------  -------- --------
             Investment revenue.......  2,625.3   2,695.4  2,711.7
             Investment expense.......   (115.8)    141.2    124.9
                                       --------  -------- --------
             Net investment income.... $2,509.5  $2,554.2 $2,586.8
                                       ========  ======== ========

The detail of the net realized loss on investments and derivative instruments is as follows:

                                             Year Ended December 31
                                             2002     2001     2000
                                           -------  -------  -------
                                                 (in millions)
                                           -------------------------
          Fixed maturity securities
           available-for-sale:
            Gross gain.................... $ 163.8  $ 163.4  $ 131.3
            Gross loss....................  (578.5)  (421.1)  (203.3)
          Equity securities available-for-
           sale:
            Gross gain....................    11.8     13.4     32.6
            Gross loss....................   (22.2)    (5.7)   (25.5)
          Other investments...............    27.2     39.8     12.9
          Associated restoration of
           deferred acquisition costs and
           Provision for policyholder
           commitments....................   143.2    106.9     34.7
          Investment expenses.............    (9.3)    (9.0)    (7.0)
                                           -------  -------  -------
          Total Investments...............  (264.0)  (112.3)   (24.3)
          Derivative Instruments, net of
           associated amortization of
           deferred acquisition costs.....     1.2     (9.2)      --
                                           -------  -------  -------
          Total Investments and
           Derivative Instruments......... $(262.8) $(121.5) $ (24.3)
                                           =======  =======  =======

The Lincoln National Life Insurance Company

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the net realized loss on investments and derivative instruments shown above, are as follows:

                                             Year Ended December 31
                                              2002     2001   2000
                                             ------   ------  -----
                                                (in millions)
                                             --------------------
               Fixed maturity securities.... $296.6   $237.2  $41.2
               Equity securities............   21.4     15.7   14.6
               Mortgage loans on real estate    9.7     (2.7)   0.2
               Real estate..................     --      0.7     --
               Other long-term investments..    6.4      0.9     --
                                             ------   ------  -----
               Total........................ $334.1   $251.8  $56.0
                                             ======   ======  =====

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities is as follows:

                                          Year Ended December 31
                                           2002    2001    2000
                                         -----------------------
                                              (in millions)
                                         -----------------------
               Fixed maturity securities $1,219.5 $319.7  $684.0
               Equity securities........     13.0  (16.6)   (3.2)
                                         -------- ------  ------
               Total.................... $1,232.5 $303.1  $680.8
                                         ======== ======  ======

During the second quarter of 1998, LNL purchased three bonds issued with offsetting interest rate characteristics. Subsequent to the purchase of these bonds, interest rates increased and the value of one of these bonds decreased. This bond was sold at the end of the second quarter 1998 and a realized loss of $28.8 million ($18.7 million after-tax) was recorded. The other two bonds are still owned by LNL and are producing net investment income on an annual basis of $9.9 million ($6.4 million after-tax). Subsequent to these transactions being recorded, the Emerging Issues Task Force of the Financial Accounting Standards Board reached consensus with regard to accounting for this type of investment strategy. LNL is not required to apply the new accounting rules, however, if such rules were applied, the realized loss on the sale of $28.8 million ($18.7 million after-tax) on one of these bonds recorded at the end of the second quarter of 1998 would be reduced to $8.8 million ($5.7 million after-tax) and the difference would be applied as a change in the carrying amount of the two bonds that remain in LNL's portfolio. Also, net investment income for the year ended December 31, 2002, 2001 and 2000 would be less than reported by $2.9 million ($1.9 million after-tax), $2.7 million ($1.8 million after-tax) and $2.5 million ($1.6 million after-tax), respectively.

The balance sheet captions, "Real Estate" and "Property and Equipment," are shown net of allowances for depreciation as follows:

                                             December 31
                                             2002    2001
                                             ------------
                                             (in millions)
                                             ------------
                      Real estate........... $41.0  $ 38.4
                      Property and equipment  86.5   105.4

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                      December 31
                                                      2002    2001
                                                     -------------
                                                     (in millions)
                                                     -------------
            Impaired loans with allowance for losses $ 72.3  $25.6
            Allowance for losses....................  (11.9)  (2.2)
            Impaired loans with no allowance for
             losses.................................     --     --
                                                     ------  -----
            Net impaired loans...................... $ 60.4  $23.4
                                                     ======  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                    Year Ended
                                                   December 31
                                                2002   2001   2000
                                               -------------------
                                                  (in millions)
                                               -------------------
            Balance at beginning-of-year...... $ 2.2  $ 4.9  $ 4.7
            Provisions for losses.............  12.7    0.7    1.8
            Releases due to principal paydowns  (3.0)  (3.4)  (1.6)
            Releases due to foreclosures......    --     --     --
                                               -----  -----  -----
            Balance at end-of-year............ $11.9  $ 2.2  $ 4.9
                                               =====  =====  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                  Year Ended
                                                  December 31
                                               2002  2001  2000
                                               -----------------
                                                 (in millions)
                                               -----------------
                Average recorded investment in
                 impaired loans............... $54.0 $25.0 $27.9
                Interest income recognized on
                 impaired loans...............   5.6   3.0   2.6

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2002 and 2001, LNL had mortgage loans on non-accrual status of $1.8 million and $0.0 million, respectively. As of December 31, 2002 and 2001, LNL had no mortgage loans past due 90 days and still accruing.

The Lincoln National Life Insurance Company

As of December 31, 2002 and 2001, LNL had restructured mortgage loans of $4.6 million and $5.2 million, respectively. LNL recorded $0.4 million and $0.5 million of interest income on these restructured mortgage loans in 2002 and 2001, respectively. Interest income in the amount of $0.4 million and $0.5 million would have been recorded on these mortgage loans according to their original terms in 2002 and 2001, respectively. As of December 31, 2002 and December 31, 2001, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2002, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $558.9 million. As of December 31, 2002, this includes $168.1 million of standby commitments to purchase real estate upon completion and leasing.

For the year ended December 31, 2002, fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing were not significant. As of December 31, 2002 and 2001, the carrying value of non-income producing securities was $34.8 million and $32.4 million, respectively.

The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt in the amount of $0.4 million and $0.3 million at December 31, 2002 and 2001, respectively.

During the fourth quarter of 2000, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $186.0 million and carrying value of $185.7 million. LNL retained a 6.3% beneficial interest in the securitized assets. LNL received $172.7 million from the trust for the sale of the senior trust certificates representing the other 93.7% beneficial interest. A realized gain of $0.4 million pre- tax was recorded on this sale. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Cash flows received during 2002, 2001 and 2000 from interests retained in the trust were $2.6 million, $2.6 million and $0.4 million, respectively. The fair values of the mortgage loans were based on a discounted cash flow method based on credit rating, maturity and future income. Prepayments are expected to be less than 1% with an expected weighted-average life of 6.4 years. Credit losses are anticipated to be minimal over the life of the trust.

During the fourth quarter of 2001, LNL completed a second securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $209.7 million and a carrying value of $198.1 million. LNL received $209.7 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.2 million and $0.03 million were received in 2002 and 2001, respectively. The transaction was hedged with total return swaps to lock in the value of the loans. LNL recorded a loss on the hedge of $10.1 million pre-tax and a realized gain on the sale of $11.6 million pre-tax resulting in a net gain of $1.5 million pre-tax. Upon securitization, LNL did not retain an interest in the securitized assets; however, LNL later invested $14.3 million of its general account assets in the certificates issued by the trust. This investment is included in fixed maturity securities on the balance sheet.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                            2002     2001    2000
                                          -------  -------  ------
                                               (in millions)
                                          ------------------------
              Current.................... $(140.4) $ 456.1  $ 54.0
              Deferred...................    48.9   (299.7)  178.8
                                          -------  -------  ------
              Total tax expense (benefit) $ (91.5) $ 156.4  $232.8
                                          =======  =======  ======

The effective tax rate on pre-tax income is lower than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                            Year Ended December 31
                                             2002    2001    2000
                                           ------   ------  ------
                                                (in millions)
                                           -----------------------
             Tax rate times pre-tax income
              (loss)...................... $(14.9)  $233.9  $308.6
             Effect of:
               Tax-preferred investment
                income....................  (39.7)   (62.6)  (61.3)
               Other items................  (36.9)   (14.9)  (14.5)
                                           ------   ------  ------
             Provision for income taxes
              (benefit)................... $(91.5)  $156.4  $232.8
                                           ======   ======  ======
             Effective tax rate...........   (215)%     23%     26%

The effective tax rate is a ratio of tax expense (benefit) over pre-tax income
(loss). Since the pre-tax loss of $42.5 million resulted in a tax benefit of $91.5 million in 2002, an unusual effective tax rate of (215)% is reported.

The Lincoln National Life Insurance Company

The Federal income tax asset (liability) is as follows:

                                                        December 31
                                                       2002    2001
                                                      ------ -------
                                                       (in millions)
                                                      --------------
           Current receivable from (payable to)
            LNC...................................... $ 92.8 ($462.0)
           Deferred..................................   95.3   381.9
                                                      ------ -------
           Total Federal income tax asset (liability) $188.1  $(80.1)
                                                      ====== =======

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2002     2001
                                                  -------- --------
                                                    (in millions)
                                                  -----------------
            Deferred tax assets:
              Insurance and investment contract
               liabilities....................... $1,152.6 $  969.3
              Reinsurance deferred gain..........    397.5    392.3
              Net operating and capital loss
               carryforwards.....................     80.1     18.1
              Postretirement benefits other than
               pensions..........................     27.1     36.6
              Ceding commission asset............     16.7     18.6
              Compensation related...............     49.3     38.0
              Other..............................     87.4     84.4
                                                  -------- --------
            Total deferred tax assets............  1,810.7  1,557.3
                                                  -------- --------
            Deferred tax liabilities:
              Deferred acquisition costs.........    527.5    494.5
              Investment related.................    220.9     51.3
              Net unrealized gain on securities
               available-for-sale................    572.7    135.5
              Present value of business in-force.    354.5    391.5
              Other..............................     39.8    102.6
                                                  -------- --------
            Total deferred tax liabilities.......  1,715.4  1,175.4
                                                  -------- --------
            Net deferred tax asset............... $   95.3 $  381.9
                                                  ======== ========

The Company and its affiliates are part of a consolidated filing to the Internal Revenue Service with their common parent, Lincoln National Corporation. Cash paid to LNC for Federal income taxes in 2002 and 2001 was $396.5 million and $58.2 million, respectively. Cash received from LNC for Federal income taxes in 2000 was $38.0 million due to the carry back of 1999 tax losses.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2002, 2001, and 2000, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2002 and 2001.

At December 31, 2002, LNL had net operating loss carryforwards for Federal income tax purposes of $31.7 million for Lincoln Life New York that expire in the year 2013. The Company had net capital loss carryforwards of $156.2 million and First Penn had net capital loss carryforwards of $7.4 million that expire in the year 2007. Lincoln Life New York had net capital loss carryforwards of $33.5 million expiring in years 2004 through 2007. The net operating loss carryforwards and net capital loss carryforwards can be used in future LNC consolidated U.S. tax returns filed by its common parent. Accordingly, LNL believes that it is more likely than not that the net operating loss carryforwards and capital loss carryforwards will be fully utilized within the allowable carryforward period.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2002, LNL has approximately $196.0 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, LNL does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized relating to LNL's Policyholders' Surplus balance. If the entire Policyholders' Surplus balance became taxable at the current Federal rate, the tax would be approximately $68.6 million.

--------------------------------------------------------------------------------
5. Supplemental Financial Data



Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                         Year Ended December 31
                                         2002*    2001*     2000
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $  909.7  $1,363.7 $1,279.3
              Insurance ceded.........  1,750.1     953.2    513.6
                                       --------  -------- --------
              Net reinsurance premiums
               and fees............... $ (840.4) $  410.5 $  765.7
                                       ========  ======== ========

--------
*The reinsurance activity for the year ended December 31, 2001 includes the activity of the former Reinsurance segment for the eleven months ended November 30, 2001 and the activity related to the indemnity reinsurance transaction with Swiss Re for the one month ended December 31, 2001. The reinsurance activity for 2002 includes activity related to the indemnity reinsurance transaction with Swiss Re.

The income statement caption, "Benefits," is net of reinsurance recoveries of $1,145.0 million; $555.1 million and $356.9 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Detailed below is a breakdown of amounts included in LNL's balance sheet related to the reinsurance business sold to Swiss Re through indemnity reinsurance. Because LNL is not relieved of its liability to the ceding companies for this business,

The Lincoln National Life Insurance Company the liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of LNL with a corresponding reinsurance receivable from Swiss Re. At December 31, 2002, amounts recoverable from reinsurers included $5.1 billion related to the reinsurance business sold to Swiss Re.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                 Year Ended December 31
                                                   2002        2001
                                                  --------   ---------
                                                    (in millions)
                                                 ---------------------
           Balance at beginning-of-year......... $2,267.0    $2,385.6
           Deferral.............................    622.4       673.5
           Amortization.........................   (296.7)     (327.1)
           Adjustment related to realized losses
            on securities available-for-sale....    115.0       112.9
           Adjustment related to
            unrealized gains on securities
            available-for-sale..................   (338.5)     (187.2)
           Other................................      4.0      (390.7)
                                                  --------   --------
           Balance at end-of-period............. $2,373.2    $2,267.0
                                                  ========   ========

Realized gains and losses on investments and derivative instruments on the Statements of Income for the year ended December 31, 2002, 2001 and 2000 are net of amounts restored against deferred acquisition costs of $115.0 million, $112.9 million and $38.2 million, respectively. In addition, realized gains and losses for the years ended December 31, 2002, 2001 and 2000 are net of adjustments made to policyholder reserves of $25.6 million, $10.6 million and $(3.5) million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2002      2001      2000
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  566.7  $  812.3  $  830.5
            Other volume related
             expenses.................    264.2     191.4     222.3
            Operating and
             administrative expenses..    643.1     796.4     719.5
            Deferred acquisition costs
             net of amortization......   (325.7)   (346.4)   (428.1)
            Restructuring charges.....       --      37.4      (1.0)
            Goodwill amortization.....       --      26.5      24.9
            Other intangibles
             amortization.............    105.7      91.8     129.4
            Other.....................     95.8     103.4      90.0
                                       --------  --------  --------
            Total..................... $1,349.8  $1,712.8  $1,587.5
                                       ========  ========  ========

A reconciliation of the present value of business in-force for LNL's insurance subsidiaries included in other intangible assets is as follows:

                                                 December 31
                                          2002      2001      2000
                                        --------  --------  --------
                                                (in millions)
                                        ----------------------------
          Balance at
           beginning-of-year........... $1,118.5  $1,209.7  $1,353.3
          Adjustments to balance.......       --      (0.7)    (15.7)
          Interest accrued on
           unamortized balance
           (Interest rates range from
           5% to 7%)...................     61.4      71.0      77.6
          Amortization.................   (167.1)   (161.5)   (205.5)
                                        --------  --------  --------
          Balance at end-of-year.......  1,012.8   1,118.5   1,209.7
          Other intangible assets (non-
           insurance)..................
          Total other intangible assets
           at end-of-year.............. $     --  $     --  $   12.8
                                        ========  ========  ========

The Lincoln National Life Insurance Company

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                               December 31
                                             2002      2001
                                           --------- ---------
                                              (in millions)
                                           -------------------
                 Premium deposit funds.... $20,634.6 $18,553.7
                 Undistributed earnings on
                  participating business..     156.7     100.2
                 Other....................     610.9     562.7
                                           --------- ---------
                 Total.................... $21,402.2 $19,216.6
                                           ========= =========

Details underlying the balance sheet captions of short-term debt and surplus notes payable to LNC are as follows:

                                                    December 31
                                                   2002     2001
                                                 -------- --------
                                                   (in millions)
                                                 -----------------
              Short-term debt................... $  103.7 $  261.8
                                                 ======== ========
              Surplus notes due Lincoln National
               Corporation:
                6.56% surplus note, due 2028....   $500.0 $  500.0
                6.03% surplus note, due 2028....    750.0    750.0
                                                 -------- --------
              Total surplus notes............... $1,250.0 $1,250.0
                                                 ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note for $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.316 billion at December 31, 2002), and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 7). This note calls for the LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.38 billion at December 31, 2002), and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2002, 2001 and 2000 was $79.3 million, $80.6 million and $80.2 million, respectively.


--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans -- U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the better of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. LNL's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law. Effective January 1, 2000, one of these plans was amended to limit the maximum compensation recognized for benefit payment calculation purposes. The effect of this amendment was to reduce LNL's pension benefit obligation by $5.4 million.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). Effective January 1, 2000, this plan was amended to freeze benefits payable under this plan. The effect of this plan curtailment was to decrease LNL's pension benefit obligation by $2.4 million. Effective January 1, 2000, a second supplemental executive retirement plan was established for this

The Lincoln National Life Insurance Company same group of executives to guarantee that the total benefit payable under the LNL employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of December 31, 1999. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNL 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Life insurance benefits are noncontributory; however, participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' postretirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

On December 1, 2001, Swiss Re acquired LNL's reinsurance business. This transaction resulted in the immediate recognition of a one-time curtailment gain on post retirement benefits of $6 million pre-tax and additional expense of $1.4 million pre-tax related to pension benefits for a net curtailment gain of $4.6 million pre-tax. This net curtailment gain was included in the realized gain on sale of subsidiaries for the year ended December 31, 2001. Due to the release of the pension obligations on these former LNL employees, there was a $16 million gain in the pension plan that was used to offset prior plan losses.

The Lincoln National Life Insurance Company

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                      Year Ended December 31
                                                  ------------------------------------
                                                                   Other Postretirement
                                                  Pension Benefits    Benefits
                                                  ---------------  --------------------
                                                   2002     2001    2002       2001
                                                  ------   ------  ---------  --------
                                                           (in millions)
                                                  -------------------------------------
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $340.4   $334.5  $   --     $   --
  Transfers of assets............................   (1.4)     2.5      --         --
  Actual return on plan assets...................  (31.1)   (15.5)     --         --
  Company contributions..........................   58.0     33.8      --         --
  Administrative expenses........................   (1.6)    (0.9)     --         --
  Benefits paid..................................  (21.3)   (14.0)     --         --
                                                  ------   ------   ------     ------
  Fair value of plan assets at end-of-year....... $343.0   $340.4  $   --     $   --
                                                  ======   ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........ $399.3   $388.2  $ 81.9     $ 88.5
  Transfers of benefit obligations...............   (1.3)     2.7    (0.9)       0.1
  Plan amendments................................     --    (25.4)     --         --
  Service cost...................................   17.3     13.4     1.4        2.6
  Interest cost..................................   26.8     28.8     5.1        6.2
  Plan participants' contributions...............     --       --     1.1        1.7
  Sale of business segment.......................     --       --      --       (6.0)
  Plan curtailment gain..........................     --    (16.0)     --      (11.2)
  Actuarial (gains) losses.......................   20.3     21.6     6.8        7.6
  Benefits paid..................................  (21.3)   (14.0)   (6.5)      (7.6)
                                                  ------   ------   ------     ------
  Benefit obligation at end-of-year.............. $441.1   $399.3  $ 88.9     $ 81.9
                                                  ======   ======   ======     ======
Underfunded status of the plans.................. $(98.1)  $(58.9) $(88.9)    $(81.9)
Unrecognized net actuarial losses................  109.3     32.4     8.2        1.0
Unrecognized negative prior service cost.........  (19.8)   (24.7)     --         --
                                                  ------   ------   ------     ------
Accrued benefit cost............................. $ (8.6)  $(51.2) $(80.7)    $(80.9)
                                                  ======   ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................   6.50%    7.00%   6.50%      7.00%
  Expected return on plan assets.................   8.25%    9.00%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................   5.00%    5.00%     --         --
  All other plans................................   4.00%    4.00%   4.00%      4.00%

In 2002, all plans have projected benefit obligations in excess of plan assets. In 2001, the funded status amounts in the pension benefits columns above combine plans with projected benefit obligations in excess of plan assets and plans with plan assets in excess of projected benefit obligations. At December 31, 2001, for plans that have projected benefit obligations in excess of plan assets, the aggregate projected benefit obligations were $269.8 million, the aggregate accumulated benefit obligations were $245.9 million and the aggregate fair value of plan assets was $208.5 million.

As is required by SFAS No. 87, "Employer's Accounting for Pensions," for plans where the accumulated benefit obligation exceeds the fair value of plan assets, the Company has recognized the minimum pension liability of the unfunded accumulated benefit obligation as a liability with an offsetting adjustment to Other Comprehensive Income, net of tax impact. As of December 31, 2002, this minimum pension liability amounted to $51.9 million ($79.8 million pre-tax).

Plan assets for both the funded employees and agents plans are principally invested in equity and fixed income funds managed by LNL's affiliate, Delaware Management Holdings, Inc.

The Lincoln National Life Insurance Company

The components of net defined benefit pension plan and postretirement benefit plan costs are as follows:

                                                   Year Ended December 31
                                        -------------------------------------------
                                                                Other Postretirement
                                           Pension Benefits           Benefits
                                        ----------------------  --------------------
                                           2002    2001    2000   2002   2001   2000
                                        ------  ------  ------  -----  -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 17.8  $ 13.9  $ 12.5  $ 1.4  $ 2.6  $ 2.1
Interest cost..........................   26.8    28.8    26.1    5.1    6.2    5.7
Expected return on plan assets.........  (27.1)  (29.8)  (29.0)    --     --     --
Amortization of prior service cost.....   (2.4)    0.2     0.2     --     --     --
Recognized net actuarial (gains) losses    0.2     0.2    (2.0)  (0.4)  (0.4)  (0.7)
                                        ------  ------  ------  -----  -----  -----
Net periodic benefit cost.............. $ 15.3  $ 13.3  $  7.8  $ 6.1  $ 8.4  $ 7.1
                                        ======  ======  ======  =====  =====  =====

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capital cost of covered benefits (i.e. health care cost trend rate) of 10.0% for 2002. It further assumes the rate will gradually decrease to 5.0% by 2014 and remain at that level. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefits obligation as of December 31, 2002 and 2001 by $6.2 million and $5.7 million, respectively. The aggregate of the estimated service and interest cost components of net periodic postretirement benefits cost for the year ended December 31, 2002 and 2001 would increase by $0.5 million and $0.7 million, respectively.

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $1.0 million, $2.8 million and $4.2 million in 2002, 2001 and 2000, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

401(k) Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its U.S. employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. As a result of LNC attaining the goals established under the three-year long-term incentive plan for 1998 through 2000, an additional match was made in 2001 on a participant's 2000 pre-tax contribution, not to exceed 6% of base pay, multiplied by 50%. LNL's expense for the 401(k) plan amounted to $12.6 million, $13.5 million and $21.0 million in 2002, 2001 and 2000, respectively.

Deferred Compensation Plans
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense (income) for these plans amounted to $(3.6) million, $(2.9) million and $3.0 million in 2002, 2001 and 2000, respectively. These expenses reflect both LNL's employer matching contributions, as well as changes in the measurement of LNL's liabilities under these plans.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

The Lincoln National Life Insurance Company

In connection with the acquisition of the block of individual life insurance and annuity business from CIGNA, LNL assumed the liability for an unfunded contributory deferred compensation plan covering certain former CIGNA employees and agents. These participants became immediately eligible for the LNC contributory deferred compensation plans, and therefore this plan was frozen as to future deferrals as of January 1, 1998. Effective January 1, 2001, this frozen plan was merged into the LNC contributory deferred compensation plans and the associated expenses for 2002, 2001 and 2000 are included in those plan expenses disclosed above.

LNL's total liabilities associated with these plans were $103.7 million and $101.4 million at December 31, 2002 and 2001, respectively.

Incentive Plans
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans to LNL employees and agents are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program for agents. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for its agents in the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized by LNL for the SAR program for 2002, 2001 and 2000 was $(0.7) million, $4.8 million and $3.1 million, respectively. The mark-to-market gain
(loss) recognized through net income on call options on LNC stock for 2002, 2001 and 2000 was $(6.7) million, $0.8 million and $1.3 million, respectively. The SAR liability at December 31, 2002 and 2001 was $3.7 million and $6.5 million, respectively.

Through 2002, LNL recognized compensation expense for LNC stock option grants to LNL employees and agents using the intrinsic value method of accounting and provided the required pro forma information for stock options granted after December 31, 1994. Accordingly, no compensation expense has been recognized for stock option incentive plans through 2002. Had compensation expense for LNC stock option grants to LNL employees been determined based on the estimated fair value at the grant dates for awards under those plans, LNL's pro forma net income for the last three years (2002, 2001 and 2000) would have been $39.8 million, $479.9 million and $639.4 million, respectively (a decrease of $9.2 million, $16.2 million and $9.5 million, respectively).

The above effects on pro forma net income of expensing the estimated fair value of stock options are not necessarily representative of the effects on reported net income for future years due to factors such as the vesting period of the stock options and the potential for issuance of additional stock options in future years.

The fair value of options used as a basis for the pro forma disclosures, shown above, was estimated as of the date of grant using a Black-Scholes option-pricing model. Included in the above pro forma decrease in net income for 2001 was $5.9 million after-tax of stock option expense related to the former Reinsurance segment.

On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under FAS 123. FAS 148, issued on December 31, 2002, provides for alternative methods of transition for entities that change to the fair value method of accounting for stock-based compensation. LNC will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003; therefore, LNL will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements.

Effective January 1, 2003, LNC's stock option employee compensation plan and long-term cash incentive compensation plan were revised and combined to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. The performance measures for the initial grant under the new plan will be calculated over a three-year period from grant date and will compare LNC's performance relative

The Lincoln National Life Insurance Company to a selected group of peer companies. Comparative performance measures will include relative growth in earnings per share, return on equity and total share performance. Certain participants in the new plans will select from seven different combinations of stock options, performance shares and cash in determining the form of their award. Other participants will have their award paid in performance shares. This plan will replace the current LNC stock option plan.

Information with respect to LNC stock options outstanding for LNL employees and agents at December 31, 2002 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices       2002          (Years)       Exercise Price       2002           Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$10-$20       94,042          0.87            $19.80           94,042         $19.80
 21- 30    1,515,448          6.12             25.43        1,038,904          25.76
 31- 40      285,735          6.95             35.23          163,785          35.89
 41- 50    2,512,254          6.49             43.66        1,721,058          43.67
 51- 60    2,231,192          7.58             51.38        1,017,538          50.84
-------    ---------                                        ---------
$10-$60    6,638,671                                        4,035,327
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                    Year Ended December 31
                                                    2002    2001    2000
                                                    ------  ------  -----
     Dividend yield................................    2.5%    2.8%   4.6%
     Expected volatility...........................   39.6%   40.0%  39.2%
     Risk-free interest rate.......................    4.5%    4.6%   6.5%
     Expected life (in years)......................    4.2     4.2    4.9
     Weighted-average fair value per option granted $16.00  $13.38  $7.84

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2000..........  5,994,960      $39.88     2,143,460     $30.25
Granted-original....................  1,970,665       26.04
Granted-reloads.....................     40,278       45.99
Exercised (includes shares tendered)   (372,902)      21.98
Forfeited...........................   (464,048)      45.18
                                     ----------      ------     ---------     ------
Balance at December 31, 2000........  7,168,953      $36.69     2,813,438      13.92
                                     ==========      ======     =========     ======
Granted-original....................  1,418,190       43.52
Granted-reloads.....................     60,111       48.64
Exercised (includes shares tendered) (1,162,373)      28.45
Forfeited...........................   (251,604)      44.01
                                     ----------      ------     ---------     ------
Balance at December 31, 2001........  7,233,277       39.20     4,213,907      39.05
                                     ==========      ======     =========     ======
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------     ---------     ------
Balance at December 31, 2002........  6,638,671      $41.39     4,035,327     $40.00
                                     ==========      ======     =========     ======

The Lincoln National Life Insurance Company

Information with respect to the LNC incentive plan SARs outstanding for LNL agents at December 31, 2002 is as follows:

                SARs Outstanding                                 SARs Exercisable
-        ------------------------------- ---------------- -------------------------------
-----------------------------------------------------------------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2002          (Years)       Exercise Price       2002       Exercise Price
-----------------------------------------------------------------------------------------
$21-$30      487,710          2.19            $24.72         183,364          $24.72
 31- 40        3,875          2.45             36.98           1,788           36.90
 41- 50      518,588          3.20             43.57         115,956           43.59
 51- 60      372,075          4.20             52.10              --              --
-------    ---------                                         -------
$10-$60    1,382,248                                         301,108
=======    =========                                         =======

The option price assumptions used for grants to LNL agents under the LNC SAR plan for 2002, 2001 and 2000 were as follows:

                                                   2002    2001    2000
                                                  ------  ------  ------
      Dividend yield.............................    2.7%    2.7%    3.8%
      Expected volatility........................   29.5%   42.0%   46.0%
      Risk-free interest rate....................    5.0%    5.5%    7.3%
      Expected life (in years)...................    5.0     5.0     5.0
      Weighted-average fair value per SAR granted $10.86  $18.84  $14.62

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                          SARs Outstanding           SARs Exercisable
                                     --------------------------- ------------------------
                                                Weighted-Average         Weighted-Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ---------  ---------------- ------- ----------------
Balance at January 1, 2000..........        --       $   --           --      $   --
Granted-original....................   866,168        24.94
Exercised (includes shares tendered)   (72,823)       24.72
Forfeited...........................   (42,293)       25.19
                                     ---------       ------      -------      ------
Balance at December 31, 2000........   751,052        24.94       82,421       24.72
                                     =========       ======      =======      ======
Granted-original....................   544,205        43.51
Exercised (includes shares tendered)  (142,785)       24.74
Forfeited...........................   (27,381)       28.92
                                     ---------       ------      -------      ------
Balance at December 31, 2001........ 1,125,091        33.85      102,710       25.02
                                     =========       ======      =======      ======
Granted-original....................   383,675        51.95
Exercised (includes shares tendered)   (90,818)       28.57
Forfeited...........................   (35,700)       34.95
                                     ---------       ------      -------      ------
Balance at December 31, 2002........ 1,382,248       $39.20      301,108      $32.06
                                     =========       ======      =======      ======

Restricted LNC stock (non-vested stock) awarded to LNL employees and agents from 2000 through 2002 was as follows:

                                                     Year Ended December 31
                                                       2002   2001    2000
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  46,500  32,639  80,929
   Weighted-average price per share at time of grant $ 33.55 $ 45.59 $ 39.64

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for The Lincoln National Life Insurance Company (the "Company") and its insurance subsidiaries excluding the insurance subsidiaries sold to Swiss Re in 2001 was $(0.252) billion, $0.197 billion and $0.621 billion for 2002, 2001 and 2000, respectively. On December 7, 2001, Swiss Re acquired LNC's reinsurance operations. The trans-

action structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operation. See Note 11 for further discussion of Swiss Re's acquisition of LNC's reinsurance operations.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company and its insurance

The Lincoln National Life Insurance Company subsidiaries was $2.6 billion and $3.5 billion for December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. The impact of these changes to the Company and its insurance subsidiaries' statutory-based capital and surplus as of January 1, 2001 was not significant.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, the Company's statutory earned surplus was negative.

The Company and its insurance subsidiaries are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. Generally, these restrictions pose no short-term liquidity concerns for LNC. As a result of negative statutory earned surplus, the Company was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, the Company received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from the Company's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNC's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for the Company at December 31, 2001.

In general, dividends are not subject to prior approval from the Commissioner provided the Company's statutory earned surplus is positive and such dividends do not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by the Company to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus the statutory loss in 2002, the Company's statutory earned surplus is negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, any dividend(s) paid by the Company in 2003 will be subject to prior approval from the Commissioner. As occurred in 2001, dividends approved and paid while statutory earned surplus is negative will be classified as a reduction to paid-in-capital.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

Reinsurance Contingencies

See Note 11, "Acquisition and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNC's reinsurance operations on December 7, 2001.

Marketing and Compliance Issues

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2002, 2001 and 2000 was $55.5 million, $63.2 million and $61.7 million, respectively. Future minimum rental commitments are as follows (in millions):

                                2003...... $50.7
                                2004......  49.8
                                2005......  49.2
                                2006......  46.2
                                2007......  44.7
                                Thereafter  48.6

The Lincoln National Life Insurance Company

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Annual costs are dependent on usage but are expected to range from $60.0 million to $70.0 million.

Insurance Ceded and Assumed

LNL's insurance companies cede insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy is to retain no more than $10.0 million on a single insured life. For 2003, the retention policy was changed to limit retention on new sales to $5 million. Portions of LNL's deferred annuity business have also been co-insured with other companies to limit LNC's exposure to interest rate risks. At December 31, 2002, the reserves associated with these reinsurance arrangements totaled $2,009.0 million. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL's insurance companies remain liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

Vulnerability from Concentrations

At December 31, 2002, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 28% of such mortgages, or $1.2 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.2 million. Also at December 31, 2002, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position. Although LNL does not have any significant concentration of customers, LNL's Retirement segment has a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. In 2002, the American Legacy Variable Annuity product line sold through AFD accounted for about 15% of LNL's total gross annuity deposits. In addition, the American Legacy Variable Annuity product line represents approximately 31% of LNL's total gross annuity account values at December 31, 2002. Recently, LNL and AFD have agreed to transition the wholesaling of American Legacy to LFD. Currently, AFD uses wholesalers who focus on both American Funds mutual funds as well as the American Legacy Variable Annuity products. Segment management believes that this change to a dedicated team focused on key broker/dealer relationships developed in conjunction with AFD, should lead to renewed growth in American Legacy Variable Annuity sales.

Other Contingency Matters

LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

In 2001, LNL concluded the settlement of all class action lawsuits alleging fraud in the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998. Since 2001, LNL has reached settlements with a substantial number of the owners of policies that opted out of the class action settlement. LNL continues to defend a small number of opt out claims and lawsuits. While there is continuing uncertainty about the ultimate costs of settling the remaining opt out cases, it is management's opinion that established reserves are adequate and future developments will not materially affect the consolidated financial position of LNL.

LNL has pursued claims with their liability insurance carriers for reimbursement of certain costs incurred in connection with the class action settlement and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNL settled their claims against three liability carriers on a favorable basis. LNL continues to pursue similar claims against a fourth liability insurance carrier.

For discussion of the resolution of legal proceedings related to LNC's sale of its former reinsurance business to Swiss Re, refer to the discussion within
Note 11, "Acquisitions and Divestitures."

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $9.0 million and $10.3 million were outstanding at December 31, 2002 and 2001, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through

The Lincoln National Life Insurance Company certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to the underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2004 through 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps, interest rate caps and swaptions. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. Call options on the S&P 500 index were used for reinsurance programs and as a result of the acquisition by Swiss Re of LNC's reinsurance operations in December 2001, this equity market risk management strategy was terminated. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings above S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNC is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa2. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by LNC's risk management committee as part of that committee's oversight of LNL's derivative activities. LNC's derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

The Lincoln National Life Insurance Company

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                           Assets (Liabilities)
                                                                      ------------------------------
                                                       Notional or    Carrying Fair   Carrying Fair
                                                     Contract Amounts  Value   Value   Value   Value
                                                     ---------------  -------- -----  -------- -----
                                                       December 31      December 31    December 31
                                                      2002     2001     2002   2002     2001   2001
                                                     -------  ------- -------- -----  -------- -----
                                                                     (in millions)

                                                     ----------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements...................... 1,276.8  1,258.8  $ 4.7   $ 4.7   $ 0.6   $ 0.6
  Swaptions.........................................   180.0  1,752.0    0.0     0.0     0.1     0.1
  Interest rate swap agreements.....................   429.1    335.1   51.9    51.9    21.0    21.0
                                                     -------  -------  -----   -----   -----   -----
    Total interest rate derivative instruments...... 1,885.9  3,345.9   56.6    56.6    21.7    21.7
Foreign currency derivative instruments:
  Foreign currency swaps............................    61.5     94.6   (2.4)   (2.4)    5.9     5.9
                                                     -------  -------  -----   -----   -----   -----
    Total foreign currency derivative instruments...    61.5     94.6   (2.4)   (2.4)    5.9     5.9
Credit derivative instruments:
  Credit default swaps..............................    26.0     29.0    0.9     0.9     0.9     0.9
Equity indexed derivative instruments:
  Call options (based on LNC Stock).................     1.3      1.1    7.4     7.4    20.5    20.5
                                                     -------  -------  -----   -----   -----   -----
    Total equity indexed derivative instruments.....     1.3      1.1    7.4     7.4    20.5    20.5
Embedded derivatives per FAS 133....................      --       --    2.3     2.3     0.3     0.3
                                                     -------  -------  -----   -----   -----   -----
    Total derivative instruments.................... 1,974.7  3,470.6  $64.8   $64.8   $49.3   $49.3
                                                     =======  =======  =====   =====   =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                               Interest Rate                     Interest Rate
                              Cap Agreements       Swaptions     Swap Agreements
                             ----------------  ----------------- -------------
                                December 31       December 31     December 31
                               2002     2001     2002     2001    2002    2001
                             -------  -------  --------  ------- -----   ------
                                               (in millions)
                             -------------------------------------------------
Balance at beginning-of-year 1,258.8  1,558.8   1,752.0  1,752.0 335.1    708.2
New contracts...............   800.0       --        --       -- 146.6       --
Terminations and maturities.  (782.0)  (300.0) (1,572.0)      -- (52.6)  (373.1)
                             -------  -------  --------  ------- -----   ------
Balance at end-of-year...... 1,276.8  1,258.8     180.0  1,752.0 429.1    335.1
                             =======  =======  ========  ======= =====   ======

                                                Foreign Currency
                                                Swap Agreements
                                                ---------------
                                                 December 31
                                                 2002    2001
                                                 -----   ------
                                                (in millions)
                                                ---------------
                   Balance at beginning-of-year  94.6     37.5
                   New contracts...............    --     80.9
                   Terminations and maturities. (33.1)   (23.8)
                   Foreign exchange adjustment.    --       --
                                                 -----   -----
                   Balance at end-of-year......  61.5     94.6
                                                 =====   =====

The Lincoln National Life Insurance Company

                                                    Call Options Call Options
                                     Credit Default  (Based on    (Based on
                                       Swaps            S&P)     LNC Stock)
                                     -------------- ------------ -----------
                                     December 31    December 31  December 31
                                     2002    2001   2002  2001   2002   2001
                                     ----    ------ ---- ------  ----   ----
                                                (in millions)
                                     --------------------------------------
        Balance at beginning-of-year 29.0    29.0    --   183.3   1.1    0.6
        New contracts...............   --      --    --   141.9   0.3    0.6
        Terminations and maturities. (3.0)     --    --  (325.2) (0.1)  (0.1)
                                      ----    ----   --  ------  ----   ----
        Balance at end-of-year...... 26.0    29.0    --      --   1.3    1.1
                                      ====    ====   ==  ======  ====   ====

                                                Total Return Swaps
                                                December 31
                                                ------------------
                                                2002     2001
                                                ------- ---------
                                                (in millions)
                                                ------------------
                   Balance at beginning-of-year  --         --
                   New contracts...............  --      190.0
                   Terminations and maturities.  --     (190.0)
                                                 --      ------
                   Balance at end-of-year......  --         --
                                                 ==      ======

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2002 and 2001, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 to the consolidated financial statements for detailed discussion of the accounting treatment for derivative instruments. For the year ended December 31, 2002 and 2001, LNL recognized a net gain of $2.5 million after-tax and a net loss of $6.0 million after-tax, respectively, in net income as a component of realized gains and losses on investments and derivative instruments. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the year ended December 31, 2002 and 2001, LNL recognized a gain of $8.8 million after-tax and $4.9 million after-tax, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges. In addition, for the year ended December 31, 2001, $0.5 million after-tax was reclassified from unrealized gain (loss) on securities available-for-sale to unrealized gain
(loss) on derivative instruments, both in OCI. This reclassification relates to derivative instruments that were marked to market through unrealized gain
(loss) on securities available-for-sale prior to the adoption of FAS 133.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2002, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging

The Lincoln National Life Insurance Company foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2003 through 2006.

Call Options on LNC Stock
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

Total Return Swaps
LNL used total return swaps in 2001 to hedge its exposure to interest rate and spread risk resulting from the forecasted sale of assets in a securitization of certain LNL mortgage loans in 2001. A total return swap is an agreement that allows the holder to protect itself against loss of value by effectively transferring the economic risk of asset ownership to the counterparty. The holder pays (receives) the total return equal to interest plus capital gains or losses on a referenced asset and receives a floating rate of interest. As of December 31, 2002, LNL did not have any open total return swaps.

Gains and losses on derivative contracts are reclassified from accumulated OCI to current period earnings. As of December 31, 2002, $13.7 million of the deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified as earnings during the next twelve months. The amount reclassed from accumulated OCI to earnings for derivative instruments was $16.1 million and $9.7 million for the year ended December 31, 2002 and 2001, respectively. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of SARs.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the consolidated statement of income except where otherwise noted below).

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2003 through 2007, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions
Swaptions, which expire in 2003, entitle LNL to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provide an economic hedge of the annuity line of business. However, the swaptions are not linked to specific assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the swaptions do not qualify for hedge accounting under FAS 133.

Credit Default Swaps
LNL uses credit default swaps which expire in 2003 through 2006 to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant.

Call Options on S&P 500 Index
Prior to Swiss Re's acquisition of LNC's reinsurance operation in December 2001, LNL used S&P 500 index call options to offset the increase in its liabilities resulting from certain reinsurance agreements which guaranteed payment of the appreciation of the S&P 500 index on certain underlying annuity products. The call options provided LNL with settlement payments from the counterparties on specified expiration dates. The payment, if any, was the percentage increase in the index, over the strike price defined in the contract, applied to the notional amount. The S&P 500 call options provided an economic hedge of the reinsurance liabilities, but the hedging relationship was not eligible for hedge accounting treatment under FAS 133.

The Lincoln National Life Insurance Company

Call Options on LNC Stock
As discussed previously in the Cash Flow Hedges section, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133.

Derivative Instrument Embedded in Deferred Compensation Plan
LNC has certain deferred compensation plans that have embedded derivative instruments. LNL's liability related to these plans varies based on the investment options selected by its participants. The liability related to certain investment options selected by the participants is marked to market through net income. This derivative instrument is not eligible for hedge accounting treatment under FAS 133.

Call Options on Bifurcated Remarketable Put Bonds
LNL owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. LNL has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, any derivative type that was not outstanding from January 1, 2001 through December 31, 2002 is not discussed in this disclosure. Other derivative instruments LNL has used include spread-lock agreements, financial futures, put options, and commodity swaps. At December 31, 2002, there are no outstanding positions in these derivative instruments.

Additional Derivative Information
Income and (expenses) for the agreements and contracts described above amounted to $12.2 million, $3.5 million and $(7.3) million in 2002, 2001 and 2000, respectively. The increase in income for 2002 was primarily because of payments received on interest rate swaps. The increase in 2001 was primarily because under FAS 133 premiums for caps and swaptions are no longer amortized.

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2002, the exposure was $62.5 million.


--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for financial futures contracts; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps, credit default swaps and total return swaps; 3) Monte Carlo techniques for the equity call options on LNC stock. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values; and 4) Black-Scholes pricing methodology for standard European equity call options.

Other Investments, and Cash and Invested Cash
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance

The Lincoln National Life Insurance Company sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term Debt and Surplus Notes Due LNC
Fair values for the surplus notes due LNC are based on quoted market prices of similar issues or are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, the carrying value approximates fair value.

Guarantees
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               ----------------------------------------------------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2002         2002          2001         2001
                                                               ----------------------------------------------------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $ 31,310.9   $ 31,310.9    $ 26,944.9   $ 26,944.9
  Equity securities...........................................        207.7        207.7         258.7        258.7
  Mortgage loans on real estate...............................      4,199.7      4,672.5       4,527.3      4,682.6
  Policy loans................................................      1,937.7      2,109.4       1,931.1      2,089.5
  Derivative Instruments......................................         64.8         64.8          49.3         49.3
  Other investments...........................................        377.7        377.7         507.0        507.0
  Cash and invested cash......................................      1,246.5      1,246.5       2,818.4      2,818.4
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.    (20,175.0)   (20,408.3)    (18,220.7)   (18,261.5)
  Remaining guaranteed interest and similar contracts.........       (112.6)      (120.3)       (123.5)      (129.8)
  Short-term debt.............................................       (103.7)      (103.7)       (261.8)      (261.8)
  Surplus notes payable to LNC................................     (1,250.0)    (1,125.4)     (1,250.0)      (962.0)
  Guarantees..................................................         (0.4)          --          (0.3)          --
  Investment commitments......................................           --          0.9            --         (5.3)

The Lincoln National Life Insurance Company

As of December 31, 2002 and 2001, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $486.0 million and $338.9 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information

LNL has two business segments: Lincoln Retirement (formerly known as the Annuities segment) and Life Insurance. Prior to the fourth quarter of 2001, LNL had a Reinsurance segment. LNL's reinsurance business was acquired by Swiss Re in December 2001. As the majority of the business acquired by Swiss Re was via indemnity reinsurance agreements, LNL is not relieved of its legal liability to the ceding companies for this business. This means that the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re. In addition, the gain resulting from the indemnity reinsurance portion of the transaction was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain is within LNL's Other Operations. Given the lengthy period of time over which LNL will continue to amortize the deferred gain, and the fact that related assets and liabilities will continue to be reported on LNL's financial statements, the historical results for the Reinsurance segment prior to the close of the transaction with Swiss Re are not reflected in discontinued operations, but as a separate line in Other Operations. The results for 2001 related to the former Reinsurance segment are for the eleven months ended November 30, 2001.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, LFD, as well as LNL's retail unit, LFA. In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life insurance (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are currently distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., unallocated overhead expenses including interest on short-term and long-term borrowings and the operations of the Fort Wayne, Indiana based 401(k) business; LFA and LFD in "Other Operations". As noted above, the financial results of the former Reinsurance segment were moved to Other Operations upon the close of the transaction with Swiss Re in December 2001.

The Lincoln National Life Insurance Company

Financial data by segment for 2000 through 2002 is as follows:

                                                                                            Year Ended December 31
                                                                                           2002      2001      2000
                                                                                         --------  --------  --------
                                                                                                 (in millions)
                                                                                         ----------------------------
Revenue, Excluding Net Investment Income and Net Realized Gain (Loss) on Investments and
 Derivative Instruments and Sale of Subsidiaries:
  Lincoln Retirement.................................................................... $  552.4  $  663.1  $  745.4
  Life Insurance........................................................................    982.6     987.3     964.9
  Other Operations......................................................................    558.3   1,835.5   1,738.7
  Consolidating adjustments.............................................................   (228.4)   (228.1)   (223.5)
                                                                                         --------  --------  --------
Total................................................................................... $1,864.9  $3,257.8  $3,225.5
                                                                                         ========  ========  ========
Net Investment Income:
  Lincoln Retirement.................................................................... $1,424.2  $1,370.0  $1,393.5
  Life Insurance........................................................................    899.1     910.2     871.5
  Other Operations......................................................................    186.2     274.0     321.8
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $2,509.5  $2,554.2  $2,586.8
                                                                                         ========  ========  ========
Realized Gain (Loss) on Investments and Derivative Instruments and Sale of Subsidiaries:
  Lincoln Retirement.................................................................... $ (195.3) $  (64.8) $   (5.2)
  Life Insurance........................................................................    (96.7)    (56.9)    (17.4)
  Other Operations......................................................................     18.5       5.1      (1.7)
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $ (273.5) $ (116.6) $  (24.3)
                                                                                         ========  ========  ========
Income (Loss) before Federal Income Taxes and Cumulative Effect of Accounting Changes:
  Lincoln Retirement.................................................................... $   (3.7) $  312.8  $  438.0
  Life Insurance........................................................................    298.7     369.8     392.7
  Other Operations......................................................................   (337.5)    (14.7)     51.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $  (42.5) $  667.9  $  881.7
                                                                                         ========  ========  ========
Federal Income Tax Expense (Benefit):
  Lincoln Retirement.................................................................... $  (58.6) $   36.3  $   79.4
  Life Insurance........................................................................     89.7     131.2     143.4
  Other Operations......................................................................   (122.6)    (11.3)     10.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $  (91.5) $  156.2     232.8
                                                                                         ========  ========  ========
Cumulative Effect of Accounting Changes:
  Lincoln Retirement.................................................................... $     --  $   (7.3) $     --
  Life Insurance........................................................................       --      (5.5)       --
  Other Operations......................................................................       --      (2.8)       --
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $     --  $  (15.6) $     --
                                                                                         ========  ========  ========
Net Income (Loss):
  Lincoln Retirement.................................................................... $   54.9  $  269.2  $  358.6
  Life Insurance........................................................................    209.0     233.1     249.3
  Other Operations......................................................................   (214.9)     (6.2)     41.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total Net Income........................................................................ $   49.0  $  496.1  $  648.9
                                                                                         ========  ========  ========

                                                December 31
                                         2002       2001      2000
                                       --------- ---------  ---------
                                               (in millions)
                                       ------------------------------
          Assets:
            Lincoln Retirement........ $52,827.2 $56,888.2  $60,267.1
            Life Insurance............  19,591.6  18,409.7   17,939.1
            Other Operations..........  11,517.3  14,181.4   11,546.1
            Consolidating adjustments.     186.8      (1.3)     112.6
                                       --------- ---------  ---------
          Total Assets................ $84,122.9 $89,478.0  $89,864.9
                                       ========= =========  =========

The Lincoln National Life Insurance Company

During 2000, management initiated a plan to change the operational and management reporting structure of its wholesale distribution organization. Beginning with the quarter ended March 31, 2001, LFD, the wholesaling arm of LNL's distribution network, was reported within Other Operations. Previously, LNL's wholesaling efforts were conducted separately within the Lincoln Retirement and Life Insurance segments.

Also, in the fourth quarter of 2000, a decision was made to change the management reporting and operational responsibilities for First Penn's Schaumburg, Illinois annuities business. Beginning with the quarter ended March 31, 2001, the financial reporting for First Penn's annuities business was included in the Lincoln Retirement segment. This business was previously managed and reported in the Life Insurance segment.

LNL has an immaterial amount of foreign operations reported in its segments. Foreign intracompany revenues are not significant.

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 10 million authorized, issued and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2002       2001
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $31,518.7  $27,203.6
         Cost of securities available-for-sale..  29,943.0   26,860.5
                                                 ---------  ---------
         Unrealized gain........................   1,575.7      343.1
         Adjustments to deferred acquisition
          costs.................................    (418.4)     (81.3)
         Amounts required to satisfy
          policyholder commitments..............     (58.7)        --
         Foreign currency exchange rate
          adjustment............................       9.8         --
         Deferred income credits (taxes)........    (405.3)     (89.8)
                                                 ---------  ---------
         Net unrealized gain on securities
          available-for-sale.................... $   703.1  $   172.0
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively.

Details underlying the change in "Net Unrealized Gain (Loss) on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2002    2001   2000
                                               ---------------------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $774.4  $381.3 $289.8
           Less: reclassification adjustment
            for gains (losses) included in net
            income (1)........................  (72.1)   36.2  (65.4)
           Less: Federal income tax expense
            (benefit).........................  315.4   120.1  (92.3)
                                               ------  ------ ------
           Net Unrealized gain on securities
            available-for-sale, net of
            reclassification and Federal
            income tax expense (benefit)...... $531.1  $225.0 $447.5
                                               ======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain (Loss) on Derivative Instruments" component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity for 2002 and 2001 is net of Federal income tax expense (benefit) of $(1.2) million and $12.6 million ($9.5 million of the tax expense for 2001 relates to the transition adjustment recorded in the first quarter of 2001 for the adoption of FAS 133), respectively, and adjustments to deferred amortization costs of $1.6 million and $23.8 million ($18.3 million of the adjustments for 2001 relate to the transition adjustment recorded for the adoption of FAS 133), respectively.

The Lincoln National Life Insurance Company
Notes to Consolidated Financial Statements (continued)

--------------------------------------------------------------------------------
11. Acquisitions and Divestitures


On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Any such contingent payments will be expensed as incurred. AMG, a strategic partner of LNL's Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 400 other clients nationwide. As of December 31, 2002, the application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

On December 7, 2001, Swiss Re acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained the capital supporting the reinsurance operation. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNC's internal capital allocation models, the disposition of LNC's reinsurance operation has freed-up approximately $100 million of retained capital.

The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operation. Two of the stock companies sold, LNH&C and LNRAC, were wholly-owned subsidiaries of the Company. At the time of closing, an immediate gain of $5.6 million after-tax was recognized on the sale of the stock companies. A gain of $698.0 million after-tax ($1.1 billion pre-tax) relating to the indemnity reinsurance agreements was reported at the time of closing by LNL. This gain was recorded as a deferred gain on LNL's consolidated balance sheet, in accordance with the requirements of FAS 113, and is being amortized in earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years.

Effective with the closing of the transaction, the former Reinsurance segment's historical results were included in "Other Operations." During December 2001, LNL recognized in Other Operations $4.3 million ($6.8 million pre-tax) of deferred gain amortization. In addition, in December 2001, LNL recognized $7.9 million ($12.5 million pre-tax) of accelerated deferred gain amortization relating to the fact that certain Canadian indemnity reinsurance contracts were novated after the sale, but prior to December 31, 2001.

On October 29, 2002 LNC and Swiss Re settled disputed matters totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNC's reinsurance operations. The settlement provided for a payment by LNL of $195 million to Swiss Re, which was recorded by LNL as a reduction in deferred gain. As a result of additional information made available to LNC following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million after-tax ($47.4 million pre-tax), as well as a $6.9 million after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNC's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNC has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of its legal liabilities to the underlying ceding companies with respect to the portion of the business reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident reinsurance line of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving effect to LNC's $100 million indemnification obligation, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain.

The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698 million after-tax ($1.1 billion pre-tax) deferred gain reported at closing by $38.5 million after-tax ($59.2 million pre-tax). During 2002, LNL amortized $46.2 million after-tax ($71.1 million pre-tax) of the deferred gain. An additional $1.3 million after-tax ($2 million pre-tax) of deferred gain was recognized due to a novation of certain Canadian business during 2002.

Through December 31, 2002, of the original $1.84 billion in proceeds received by LNL, approximately $0.52 billion was paid for taxes and deal expenses and approximately $0.825 billion was paid to LNC as dividends. LNL also paid $195 million to Swiss Re to settle the closing balance sheet disputed matters and $100 million to satisfy LNC's personal accident business indemnification obligations. The remaining proceeds have been dedicated to the ongoing capital needs of the Company.

Because of ongoing uncertainty related to the personal accident business, the reserves related to this exited business line carried on LNL's balance sheet at December 31, 2002 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re

The Lincoln National Life Insurance Company and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments.

Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2002 personal accident reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

As noted above, effective with the closing of the transaction, the Reinsurance segment's results for the eleven months ended November 30, 2001 and the year ended December 31, 2000 were included in "Other Operations."

Earnings from LNL's reinsurance operations were as follows:

                                                                                         Year Ended December 31
                                                                                  -------------------------------------
                                                                                  Eleven Months Ended    Year Ended
                                                                                   November 30, 2001  December 31, 2000
                                                                                  ------------------- -----------------
                                                                                              (in millions)
                                                                                  -------------------------------------
Revenue..........................................................................      $1,521.0           $1,532.2
Benefits and Expenses............................................................       1,383.5            1,384.8
                                                                                       --------           --------
  Income before Federal Income Taxes and Cumulative Effect of Accounting Changes.         137.5              147.4
Federal Income Taxes.............................................................          45.6               44.3
                                                                                       --------           --------
  Income before Cumulative Effect of Accounting Changes..........................          91.9              103.1
Cumulative Effect of Accounting Changes (after-tax)..............................          (2.4)                --
                                                                                       --------           --------
  Net Income.....................................................................         $89.5           $  103.1
                                                                                       ========           ========

--------------------------------------------------------------------------------
12. Restructuring Charges

In 1999, LNL implemented a restructuring plan relating to the discontinuance of HMO excess-of-loss reinsurance programs. The charge associated with this restructuring plan totaled $3.2 million after-tax ($4.9 million pre-tax) and was included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 1999. The pre-tax costs for this plan included $2.4 million for employee severance and termination benefits and $2.5 million for costs relating to exiting business activities. Through December 31, 2001, actual pre-tax costs of $3.7 million were expended or written-off under this restructuring plan. During the fourth quarter of 2000, $1.0 million (pre-tax) of the original charge for the discontinuance of the HMO excess-of-loss restructuring plan was reversed. During the fourth quarter of 2001, the remaining restructuring reserve of $0.2 million relating to the HMO excess-of-loss reinsurance programs was transferred to Swiss Re as part of its acquisition of LNC's reinsurance operations.

During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business; 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations. In light of the divestiture of LNL's reinsurance operations, which were headquartered in Fort Wayne, excess space and printing capacity will not be used.

The Syracuse restructuring charge was recorded in the first quarter of 2001. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were recorded in the fourth quarter of 2001. The LFD restructuring plan that was initiated in the second quarter of 2001 was completed in the fourth quarter of 2002. The Life Insurance segment restructuring plan that was initiated in the fourth quarter of 2001 was completed in the fourth quarter of 2002.

The Lincoln National Life Insurance Company

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) and were included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under the fourth quarter of 2001 Life Insurance segment restructuring plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. In addition, $0.1 million of excess reserve on the FPP restructuring plan was released during the second quarter of 2002 and $1.5 million of excess reserve on the Fort Wayne restructuring plan was released during the third quarter of 2002. The release of the reserve on the Fort Wayne restructuring plan was due to LNC's purchase and ultimate sale of the vacant building on terms which were favorable to what was included in the original restructuring plan for rent on this abandoned office space. Actual pre-tax costs totaling $29.8 million have been expended or written off for the three remaining plans through December 31, 2002. As of December 31, 2002, a balance of $0.9 million remains in the restructuring reserves for these plans and is expected to be utilized in the completion of the plans. Details of each of these 2001 restructuring plans are provided below.

During the first quarter of 2001, LNL recorded a restructuring charge in its Lincoln Retirement segment of $0.65 million ($1.0 million pre-tax). The objective of this restructuring plan was to consolidate the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce on-going operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

During the second quarter of 2001, LNL recorded restructuring charges in its Lincoln Retirement and Life Insurance segments of $0.63 million ($0.97 million pre-tax) and $2.03 million ($3.12 million pre-tax), respectively, related to a restructuring plan for the Schaumburg, Illinois operations of First Penn-Pacific. The objective of this plan was to eliminate duplicative functions in Schaumburg, Illinois by transitioning them into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut, respectively, in order to reduce ongoing operating costs. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $3.19 million related to the elimination of 27 positions and (2) other costs of $0.9 million. Actual pre-tax costs totaling $3.7 million have been expended or written-off and 26 positions have been eliminated under this plan through December 31, 2002. In the second quarter of 2002, $0.1 million of the original charge for this plan was reversed. As of December 31, 2002, a balance of $0.3 million remains in the restructuring reserve for this plan. Expenditures under this plan are expected to be completed in the first quarter of 2004.

During the second quarter of 2001, LNL recorded a restructuring charge for LFD in "Other Operations" of $1.2 million ($1.8 million pre-tax). The objectives of this restructuring plan were to reorganize the life wholesaling function with the independent planner distribution channel, consolidate retirement wholesaling territories, and streamline the marketing and communications functions. The restructuring plan identified severance and termination benefits of $1.8 million (pre-tax) related to the elimination of 33 positions. This plan was completed in the fourth quarter of 2002. Actual pre-tax costs totaling $1.8 million were expended and 26 positions were eliminated under this plan.

During the fourth quarter of 2001, LNL recorded a restructuring charge in its Life Insurance segment of $1.5 million ($2.3 million pre-tax). The objectives of this restructuring plan were to reorganize and consolidate the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business. The restructuring plan identified severance and termination benefits of $2.3 million (pre-tax) related to the elimination of 36 positions. This plan was completed in the fourth quarter of 2002. Actual pre-tax costs totaling $2.3 million were expended and 36 positions were eliminated under this plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million.

During the fourth quarter of 2001, LNL recorded a restructuring charge for LFD in "Other Operations" of $2.5 million ($3.8 million pre-tax). The objectives of this restructuring plan were to combine channel oversight, position LFD to take better advantage of ongoing "marketplace consolidation" and to expand the customer base of wholesalers in certain territories. The restructuring plan identified severance and termination benefits of $3.8 million (pre-tax) related to the elimination of 63 positions. Actual pre-tax costs totaling $3.8 million have been expended and 62 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of less than $0.1 million remains in the re-

The Lincoln National Life Insurance Company structuring reserve for this plan. Expenditures under this restructuring plan are expected to be completed in the first quarter of 2003.

During the fourth quarter of 2001, LNL recorded a restructuring charge in "Other Operations" of $15.8 million ($24.4 million pre-tax). The objectives of this restructuring plan were to consolidate operations and reduce excess space in LNL's Fort Wayne, Indiana operations. In light of the divestiture of LNL's reinsurance operations, which were headquartered in Fort Wayne, excess space and printing capacity will not be used. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.3 million related to the elimination of 9 positions; (2) write-off of leasehold improvements of $3.2 million and (2) other costs of $20.9 million primarily related to termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). In the third quarter of 2002, $1.5 million of the original charge for this plan was reversed due to LNL's purchase and ultimate sale of the vacant building on terms which were favorable to what was included in the original restructuring plan for rent on this abandoned office space. Actual pre-tax costs totaling $22.3 million have been expended and 19 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of $0.6 million remains in the restructuring reserve for this plan. Expenditures under this restructuring plan are expected to be completed in 2004. LNL estimates an annual reduction in future operating expenses of $4.6 million (pre-tax) after the plan is fully implemented.

During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The restructuring plan implemented to achieve these objectives included aggregate pre-tax costs of $1.6 million, which included $1.4 million for employee severance and $0.2 million for employee outplacement relative to 49 eliminated positions. Actual pre-tax costs totaling $0.9 million have been expended and 49 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of $0.7 million remains in the restructuring reserve for this plan. The plan is expected to be completed in the third quarter of 2003.

--------------------------------------------------------------------------------
13. Transactions with Affiliates


Cash and short-term investments at December 31, 2002 and 2001 include LNL's participation in a short-term investment pool with LNC of $257.2 million and $310.9 million, respectively. Related investment income amounted to $5.1 million, $15.1 million and $26.2 million in 2002, 2001 and 2000, respectively. Short-term debt at December 31, 2002 and 2001 of $103.7 million and $261.8 million, respectively, represents notes payable to LNC. Total interest expense for this short-term debt was $1.3 million, $2.6 million and $2.2 million in 2002, 2001 and 2000, respectively. As shown in Note 5, LNC supplied funding to LNL totaling $1.25 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2002, 2001 and 2000.

Beginning in 2001, a transfer pricing arrangement was put in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $16.3 million and $12.7 million from DMH for transfer pricing in 2002 and 2001, respectively.

LNL paid fees of $95.3 million, $98.3 million and $105.0 million to DMH for investment management services in 2002, 2001 and 2000, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation which utilizes income and equity of the business units. These activities with affiliated companies resulted in a net payment of $79.7 million, $65.2 million and $44.9 million in 2002, 2001 and 2000, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Although no new reinsurance transactions have been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re, there are certain reinsurance deals between LNL and affiliates that were in place at the time of the sale and continue to be in place as of December 31, 2002. As of December 31, 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited. As of December 31, 2001, there were also reinsurance transactions in place between LNL and Lincoln Ireland. LNC's investment in Lincoln Ireland was put to Swiss Re in May 2002. Premiums in the accompanying statements of income include premiums on insurance business accepted and exclude premiums ceded with other affiliated companies as follows:

                                       Year Ended December 31
                                        2002   2001    2000
                                       ------  ------- ------
                                          (in millions)
                                       ----------------------
                     Insurance assumed $   --. $  0.6. $ 1.2.
                     Insurance ceded..  100.4.  145.9.  98.1.

The Lincoln National Life Insurance Company

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                       December 31
                                                       2002  2001
             -                                        ------ ------
                                                      (in millions)
                                                      -------------
             Future policy benefits and claims
              assumed................................ $  4.1 $  3.9
             Future policy benefits and claims ceded.  799.7  905.6
             Amounts recoverable from reinsurers on
              paid and unpaid losses.................   21.5   76.5
             Reinsurance payable on paid losses......    5.7    5.8
             Funds held under reinsurance treaties --
              net liability..........................  735.5  968.3

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $140.2 million and $528.6 million at December 31, 2002 and 2001, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2002 and 2001, LNC had guaranteed $140.2 million and $528.6 million, respectively, of these letters of credit. At December 31, 2001, LNL had a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $101.6 million for statutory surplus relief received under financial reinsurance ceded agreements. As of December 31, 2002, LNL did not have any statutory surplus relief transactions with affiliates.
--------------------------------------------------------------------------------
14. Subsequent Events

In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. The financial impact of the realignment will result in the Life Insurance segment incurring costs of approximately $15-$17 million after-tax during 2003.

In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. Restructuring costs under the plan are expected to be $3-$5 million after-tax and are expected to be incurred in 2003.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2002 and 2001, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluat-ing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization. As discussed in Notes 2 and 7 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION


Item 24.   Financial Statements

  (a) List of Financial Statements

      1. Part A.
         The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B.
         The following financial statements for the Variable Account are included in Part B of this Registration Statement:

         Statement of Assets and Liabilities-December 31, 2002
         Statement of Operations-Year ended December 31, 2002
         Statements of Changes in Net Assets-Years ended December 31, 2002 and
          2001
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B.
         The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

         Consolidated Balance Sheets--December 31, 2002 and 2001
         Consolidated Statements of Income--Years ended December 31, 2002, 2001, and 2000
         Consolidated Statements of Shareholder's Equity--Years ended December
          31, 2002, 2001, and 2000
         Consolidated Statements of Cash Flows--Years ended December 31, 2002,
          2001, and 2000
         Notes to Consolidated Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

(2)     None.

(3) (a) Principal Underwriting Agreement among The Lincoln National Life Insurance Company and American Funds Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 33-27783) filed on March 31, 1997.

    (b) Amendment to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-18419) filed on March 27, 1998.

    (c) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-18419) filed on March 27, 1998.

    (d) Amendment dated October 15, 1999 to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

    (e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

    (f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

    (g) Amendment dated July 20, 2000 to Principal Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

    (h) Selling Group Agreement dated November 2000 incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

     b) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

     c) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

     d) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

     e) Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

     f) DCA Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

     g) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

     h) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

     i) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-61592) filed on
        October 11, 2002.

    (j) Variable Annuity Income Rider I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-61592) filed on October 11, 2002.

                                    Exhibits

    (k) Individual Retirement Annuity Contract Amendment (28877-E)

    (l) Individual Retirement Annuity Contract Amendment (28877)

    (m) Roth Individual Retirement Annuity Endorsement (5305-RB)

    (n) Contract Benefit Data (I4LA-CB)

    (o) Contract Benefit Data (I4LA-CB-PR)

    (p) Variable Annuity Income Rider (I4LA-NQ)

    (q) Variable Annuity Income Rider (I4LA-Q-PR)

    (r) Variable Annuity Income Rider (I4LA-NQ-PR)

    (s) Variable Annuity Rider - GMWB (32793)

    (t) Section 403(b) Annuity Endorsement (32481-I)

    (u) Accumulated Benefit Enhancement Rider (32414)

    (v) Estate Enhancement Death Benefit Rider (32151-A)

    (w) Enhanced Guaranteed Minimum Death Benefit Rider (32149)

    (x) Guarantee of Principal Death Benefit Rider (32148)


(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998

    (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7)     Not applicable.

(8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, on Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

    (b) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

    (c) Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

    (d) Amendment to Participation Agreement, incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

    (e) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(10)    Consent of Ernst & Young LLP, Independent Auditors.

(11)    Not applicable.

(12)    Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(14)    Not applicable

(15) Organizational Chart of the Lincoln National Insurance Holding Company System.

(16)    Powers of Attorney

Item 25.
                     DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name                     Positions and Offices with LNL
----                     ------------------------------

Jon A. Boscia**          President and Director

Lorry J. Stensrud*       Chief Executive Officer of Lincoln Retirement,
                         Executive Vice President, and Director

John H. Gotta***         Chief Executive Officer of Life Insurance, Executive
                         Vice President, and Director

Gary W. Parker***        Senior Vice President

See Yeng Quek****        Chief Investment Officer and Director

Cynthia A. Rose*         Secretary and Assistant Vice President

Barbara S. Kowalczyk**   Director

Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

Elizabeth Frederick*     Senior Vice President and General Counsel

Janet Chrzan*            Senior Vice President, Chief Financial Officer and
                         Director

Bradley R. Skarie*       Acting Director of Annuities Compliance

Christine Frederick***   Director of Life Compliance

Jude T. Driscoll****     Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is 350 Church Street, Hartford, CT 06103 ****Principal business address is One Commerce Square, 2005 Market Street, 39th floor, Philadelphia, PA 19103-3682.

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

     As of February 28, 2003, there were 273,116 (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

Lincoln National Variable Annuity Account E, Lincoln Life Flexible Premium Variable Life Accounts F, J and Y (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.

(b)        (1)                            (2)

   Name and Principal            Positions and Offices
    Business Address               with Underwriter
   ------------------            ---------------------

   David L. Abzug                Vice President
   P.O. Box 2248
   Agoura Hills, CA 91376

   John A. Agar                  Vice President
   P.O. Box 7326
   Little Rock, AR 72217

   Dana W. Anderson              Regional Vice President
   200 E. Big Beaver Road
   Suite 116
   Troy, MI 48083

   Robert B. Aprison             Vice President
   2983 Bryn Wood Drive
   Madison, WI 53711

L  William W. Bagnard            Vice President

   Shakeel A. Barkat             Regional Vice President
   1249 Pine Hill Drive
   Annapolis, MD 21401

   Steven L. Barnes              Senior Vice President
   7490 Clubhouse Road
   Suite 100
   Boulder, CO 80301

L  Nancy J. Batlin               Vice President

(b)        (1)                                       (2)

   Name and Principal                       Positions and Offices
    Business Address                          with Underwriter
   ------------------                       ---------------------

B  Carl R. Bauer                            Vice President

   Michelle A. Bergeron                     Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                      Regional Vice President
   9013 Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                          Senior Vice President
   P.O. Box 3529
   148 E. Shore Avenue
   Groton Long Point, CT 06340

   John A. Blanchard                        Vice President
   576 Somerset Lane
   Northfield, IL 60093

   Ian B. Bodell                            Senior Vice President
   P.O. Box 1665
   Brentwood, TN 37024-1665

   Mick L. Brethower                        Senior Vice President
   601 E. Whitestone Blvd.
   Building 6, Suite 115
   Cedar Park, TX 78613

   C. Alan Brown                            Vice President
   4129 Laclede Avenue
   St. Louis, MO 63108

L  Sheryl M. Burford                        Assistant Vice President

B  J. Peter Burns                           Vice President

   Cody Callaway                            Regional Vice President
   803 South Desert Palm Place
   Broken Arrow, OK 74012

   Matthew C. Carlisle                      Regional Vice President
   4500 Fairvista Drive
   Charlotte, NC 28269

   Damian F. Carroll                        Regional Vice President
   40 Ten Acre Road
   New Britain, CT 06052

   Brian C. Casey                           Vice President
   8002 Greentree Road
   Bethesda, MD 20817

   Victor C. Cassato                        Senior Vice President
   609 W. Littleton Blvd., Suite 310
   Littleton, CO 80120

   Christopher J. Cassin                    Senior Vice President
   19 North Grant Street
   Hinsdale, IL 60521

   Denise M. Cassin                         Vice President
   1301 Stoney Creek Drive
   San Ramon, CA 94583

L  David D. Charlton                        Senior Vice President

L  Larry P. Clemmensen                      Director

L  Kevin G. Clifford                        Director, President and Co-Chief
                                            Executive Officer

H  Cheri Coleman                            Vice President

   Ruth M. Collier                          Senior Vice President
   106 Central Park South, #10K
   New York, NY 10019

(b)        (1)                                       (2)

   Name and Principal                       Positions and Offices
    Business Address                          with Underwriter
   ------------------                       ---------------------

S  David Coolbaugh                          Vice President

   Carlo O. Cordasco                        Regional Vice President
   101 Five Forks Lane
   Hampton, VA 23669

B  Josie Cortez                             Assistant Vice President

   Thomas E. Cournoyer                      Vice President
   2333 Granada Boulevard
   Coral Gables, FL 33134

L  Michael D. Cravotta                      Assistant Vice President

   Joseph G. Cronin                         Regional Vice President
   1281 Fiore Drive
   Lake Forest, IL 60045

   William F. Daugherty                     Regional Vice President
   1213 Redwood Hills Circle
   Carlisle, PA 17013

   Guy E. Decker                            Regional Vice President
   2990 Topaz Lane
   Carmel, IN 46032

   Daniel J. Delianedis                     Vice President
   Edina Executive Plaza
   5200 Willson Road, Suite 150
   Edina, MN 55424

   James A. DePerno, Jr.                    Regional Vice President
   91 Church Street
   East Aurora, NY 14052

L  Bruce L. DePriester                      Senior Vice President,
                                            Treasurer and Controller

L  Dianne M. Dexter                         Assistant Vice President

   Thomas J. Dickson                        Regional Vice President
   108 Wilmington Court
   Southlake, TX 76092

   Michael A. DiLella                       Vice President
   P. O. Box 661
   Ramsey, NJ 07446

   G. Michael Dill                          Senior Vice President
   505 E. Main Street
   Jenks, OK 74037

   Kirk D. Dodge                            Senior Vice President
   2627 Mission Street
   San Marino, CA 91108

   Peter J. Doran                           Director, Executive Vice President
   100 Merrick Road, Suite 216W
   Rockville Centre, NY 11570

L  Michael J. Downer                        Secretary

   Michael J. Dullaghan                     Regional Vice President
   5040 Plantation Grove Lane
   Roanoke, VA 24012

S  J. Steven Duncan                         Senior Vice President

   Robert W. Durbin                         Vice President
   74 Sunny Lane
   Tiffin, OH 44883

I  Lloyd G. Edwards                         Senior Vice President

   Timothy L. Ellis                         Regional Vice President
   1441 Canton Mart Road, Suite 9
   Jackson, MS 39211

   John R. Fodor                            Senior Vice President
   15 Latisquama Road
   Southborough, MA 01772

L  Charles L. Freadhoff                     Vice President

 (b)       (1)                                        (2)

     Name and Principal                       Positions and Offices
      Business Address                           with Underwriter
     ------------------                       ---------------------

    Daniel B. Frick                          Regional Vice President
    845 Western Avenue
    Glen Ellyn, IL 60137

    Clyde E. Gardner                         Senior Vice President
    Route 2, Box 3162
    Osage Beach, MO 65065

  L Linda S. Gardner                         Vice President

  B Lori Giacomini                           Assistant Vice President

  B Evelyn K. Glassford                      Vice President

    Jack E. Goldin                           Regional Vice President
    7995 Northwest 20th Street
    Pembroke Pines, FL 33024

    Jeffrey J. Greiner                       Vice President
    12210 Taylor Road
    Plain City, OH 43064

  L Paul G. Haaga, Jr.                       Director

  B Mariellen Hamann                         Vice President

    Derek S. Hansen                          Regional Vice President
    13033 Ridgedale Drive, #147
    Minnetonka, MN 55305

    David E. Harper                          Senior Vice President
    150 Old Franklin School Road
    Pittstown, NJ 08867

  H Mary Pat Harris                          Vice President

    Robert J. Hartig, Jr.                    Regional Vice President
    13563 Marjac Way
    McCordsville, IN 46055

    Steven J. Hipsley                        Regional Vice President
    44 Tyler Drive
    Saratoga Springs, NY 12866

  L Russell K. Holliday                      Vice President

  L Kevin B. Hughes                          Assistant Vice President

    Ronald R. Hulsey                         Senior Vice President
    6202 Llano
    Dallas, TX 75214

    Robert S. Irish                          Vice President
    1225 Vista Del Mar Drive
    Delray Beach, FL 33483

    Michael J. Johnston                      Director
    630 Fifth Avenue, 36th Floor
    New York, NY 10111

  B Damien M. Jordan                         Senior Vice President

    John P. Keating                          Regional Vice President
    2285 Eagle Harbor Parkway
    Orange Park, FL 30073

  L Benjamin M. Kemper                       Vice President

  L Maria K. Khader                          Assistant Vice President

  (b)         (1)                                        (2)

       Name and Principal                       Positions and Offices
        Business Address                           with Underwriter
       -------------------                      ---------------------

       Dorothy Klock                            Vice President
       555 Madison Avenue, 29th Floor
       New York, NY 10022

   L   Edward K. Klodt                          Vice President

       Dianne L. Koske                          Assistant Vice President
       122 Clydesdale Court
       Hampton, VA 23666

   B   Elizabeth K. Koster                      Assistant Vice President

       R. Andrew LeBlanc                        Regional Vice President
       78 Eton Road
       Garden City, NY 11530

   B   Karl A. Lewis                            Vice President

       T. Blake Liberty                         Vice President
       5506 East Mineral Lane
       Littleton, CO 80122

       Mark J. Lien                             Regional Vice President
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

   L   Lorin E. Liesy                           Vice President

   I   Kelle Lindenberg                         Assistant Vice President

       Louis K. Linquata                        Regional Vice President
       5214 Cass Street
       Omaha, NE 68132

   LW  Robert W. Lovelace                       Director

       Brendan T. Mahoney                       Regional Vice President
       29 Harvard Drive
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President
       13405 Lake Shore Blvd.
       Cleveland, OH 44110

       Steven M. Markel                         Senior Vice President
       5241 South Race Street
       Greenwood Village, CO 80121

   L   J. Clifton Massar                        Director, Senior Vice President

   L   Christopher McCarthy                     Assistant Vice President

       James R. McCrary                         Regional Vice President
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

   L   Scott F. McIntyre                        Senior Vice President

   S   John V. McLaughlin                       Senior Vice President

   L   Dan R. McMaster                          Assistant Vice President

       Terry W. McNabb                          Vice President
       2002 Barrett Station Road
       St. Louis, MO 63131

       Scott M. Meade                           Regional Vice President
       P.O. Box 122
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President
       55 Chandler Creek Court
       The Woodlands, TX 77381

       William E. Noe                           Vice President
       304 River Oaks Road
       Brentwood, TN 37027

   L   Heidi J. Novaes                          Vice President

  (b)       (1)                                         (2)

      Name and Principal                       Positions and Offices
       Business Address                           with Underwriter
      ------------------                       ---------------------

      Peter A. Nyhus                           Vice President
      3084 Wilds Ridge Court
      Prior Lake, MN 55372

      Eric P. Olson                            Vice President
      62 Park Drive
      Glenview, IL 60025

      Jeffrey A. Olson                         Regional Vice President
      930 S. Cowley Street, #305
      Spokane, WA 99202

      W. Burke Patterson, Jr.                  Regional Vice President
      1643 Richland Avenue
      Baton Rouge, LA 70808

      Gary A. Peace                            Regional Vice President
      291 Kaanapali Drive
      Napa, CA 94558

      Samuel W. Perry                          Regional Vice President
      4340 East Indian School Road
      Suite 21
      Phoenix, AZ 85018

      David K. Petzke                          Regional Vice President
      4016 Saint Lucia Street
      Boulder, CO 80301

      Fredric Phillips                         Senior Vice President
      175 Highland Avenue, 4th Floor
      Needham, MA 02494

    B Candance D. Pilgrim                      Assistant Vice President

      Carl S. Platou                           Vice President
      7455 80th Place, S.E.
      Mercer Island, WA 98040

      Gregory S. Porter                        Assistant Vice President
      630 Fifth Avenue, 36th Floor
      New York, NY 10111

    S Richard P. Prior                         Vice President

      Mark S. Reischmann                       Regional Vice President
      5485 East Mineral Lane
      Centennial, CO 80122

      Steven J. Reitman                        Senior Vice President
      212 The Lane
      Hinsdale, IL 60521

      Brian A. Roberts                         Vice President
      418 S. Royal Street
      Alexandria, VA 22314

    L Julie D. Roth                            Vice President

    L James F. Rothenberg                      Director

      Romolo D. Rottura                        Regional Vice President
      441 Nicholas Drive
      Southampton, PA 18966

      Douglas F. Rowe                          Vice President
      414 Logan Ranch Road
      Georgetown, TX 78628

      Christopher S. Rowey                     Vice President
      10538 Cheviot Drive
      Los Angeles, CA 90064

 (b)        (1)                                         (2)

     Name and Principal                        Positions and Offices
      Business Address                            With Underwriter
      ----------------                            ----------------
  H  Steve L. Rubin                           Vice President

     Dean B. Rydquist                         Senior Vice President
     1080 Bay Pointe Crossing
     Alpharetta, GA 30005

     Richard R. Samson                        Senior Vice President
     4604 Glencoe Avenue, #4
     Marina del Rey, CA 90292

     Paul V. Santoro                          Regional Vice President
     17 Willow Street
     Boston, MA 02108

     Joseph D. Scarpitti                      Vice President
     31465 St. Andrews
     Westlake, OH 44145

     Shane D. Schofield                       Regional Vice President
     201 McIver Street
     Greenville, SC 29601

  S  Sherrie L. Senft                         Vice President

  L  R. Michael Shanahan                      Director

  L  Michael J. Sheldon                       Assistant Vice President

     Daniel S. Shore                          Regional Vice President
     1715 North Vine Street
     Chicago, IL 60614

     Brad Short                               Regional Vice President
     1601 Seal Way
     Seal Beach, CA 90740

     David W. Short                           Chairman of the Board and
     1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
     Pittsburgh, PA 15238

     William P. Simon, Jr.                    Senior Vice President
     P.O. Box 426
     Devon, PA 19333

  L  Connie F. Sjursen                        Vice President

     Jerry L. Slater                          Regional Vice President
     1820 38th Avenue E.
     Seattle, WA 98112

     Rodney G. Smith                          Senior Vice President

     Dallas, TX 75252

     Anthony L. Soave                         Regional Vice President
     3780 Fox Glove Court NE
     Grand Rapids, MI 49525

  L  Therese L. Soullier                      Vice President

     Nicholas D. Spadaccini                   Vice President
     855 Markley Woods Way
     Cincinnati, OH 45230

  L  Kristen J. Spazafumo                     Assistant Vice President

     Daniel S. Spradling                      Senior Vice President
     181 Second Avenue
     Suite 228
     San Mateo, CA 94401

      (b)        (1)                                       (2)

         Name and Principal                       Positions and Offices
          Business Address                          with Underwriter
         ------------------                       ---------------------

      B  Raymond Stein                           Assistant Vice President

      LW Eric H. Stern                           Director

         Brad Stillwagon                         Regional Vice President
         2438 Broadmeade Road
         Louisville, KY 40205

      B  Max D. Stites                           Vice President

      L  David K. Stone                          Assistant Vice President

         Thomas A. Stout                         Vice President
         1004 Ditchley Road
         Virginia Beach, VA 23451

         Craig R. Strauser                       Vice President
         3 Dover Way
         Lake Oswego, OR 97034

         Francis N. Strazzeri                    Senior Vice President
         3021 Kensington Trace
         Tarpon Springs, FL 34689

      L  Lisa F. Swaiman                         Senior Vice President

      L  Libby J. Syth                           Assistant Vice President

      L  Drew W. Taylor                          Assistant Vice President

         Gary J. Thoma                           Regional Vice President
         401 Desnoyer
         Kaukauna, WI 54130

         Cynthia M. Thompson                     Regional Vice President
         4 Franklin Way
         Ladera Ranch, CA 92694

      L  James P. Toomey                         Vice President

      I  Christopher E. Trede                    Vice President

         George F. Truesdail                     Senior Vice President
         400 Abbotsford Court
         Charlotte, NC 28270

         Scott W. Ursin-Smith                    Vice President
         60 Reedland Woods Way
         Tiburon, CA 94920

         J. David Viale                          Regional Vice President
         39 Old Course Drive
         Newport Beach, CA 92660

      L  Patricia A. Vogt                        Assistant Vice President

         Gerald J. Voss                          Regional Vice President
         The Pines at Four Hills
         3900 S. Southeastern Ave., #304
         Sioux Falls, SD 57103

      L  Wendy A. Wainwright                     Assistant Vice President

         Thomas E. Warren                        Vice President
         4171 Roberts Point Circle
         Sarasota, FL  34242

      L  Debbie L. Wasilak                       Assistant Vice President

      L  J. Kelly Webb                           Senior Vice President

         Gregory J. Weimer                       Vice President
         206 Hardwood Drive
         Venetia, PA  15367

      B  Timothy W. Weiss                        Director

      SF Gregory W. Wendt                        Director

         George J. Wenzel                        Regional Vice President
         251 Barden Road
         Bloomfield Hills, MI 48304

      H  J. D. Wiedmaier                         Assistant Vice President

      SF N. Dexter Williams, Jr.                 Senior Vice President

         Andrew L. Wilson                        Regional Vice President
         11163 Rich Meadow Drive
         Great Falls, VA 22066

         Timothy J. Wilson                       Vice President
         113 Farmview Place
         Venetia, PA  15367

      B  Laura L. Wimberly                       Vice President

      H  Marshall D. Wingo                       Director, Senior Vice President

      L  Robert L. Winston                       Director, Senior Vice President

         Kurt A. Wuestenberg                     Regional Vice President
         975 Arboretum Drive
         Saline, MI 48176

         Jason P. Young                          Regional Vice President
         11141 Whitetail Lane
         Olathe, KS 66061

  (b)            (1)                                         (2)

         Name and Principal                        Positions and Offices
          Business Address                            With Underwriter
         ------------------                         ---------------------

         William R. Yost                          Senior Vice President
         9320 Overlook Trail
         Eden Prairie, MN 55347

         Jonathan A. Young                        Regional Vice President
         329 Downing Drive
         Chesapeake, VA 23322

         Scott D. Zambon                          Regional Vice President
         2178 Piper Lane
         Tustin Ranch, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B        Business Address, 135 South State College Boulevard, Brea, CA 92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c) NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated there-under are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 22nd day of April, 2003.

                                 LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                                 (Registrant)
                                 American Legacy III View

                                 By: /s/ Ronald L. Stopher
                                     ------------------------------
                                     Ronald L. Stopher
                                     Vice President, The Lincoln National Life
                                     Insurance Company

                                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)

                                 By:  /s/ Rise' C. M. Taylor
                                      ----------------------------------
                                      Rise' C. M. Taylor
                                      (Signature-Officer of Depositor)
                                      Vice President, The Lincoln National Life
                                      Insurance Company
                                      (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 22nd, 2003.

Signature                       Title
---------                       -----

*                               President and Director
---------------------------     (Principal Executive Officer)
Jon A. Boscia

*                               Executive Vice President,
---------------------------     Chief Executive Officer of
Lorry J. Stensrud               Lincoln Retirement, and Director

*                               Senior Vice President, Chief
---------------------------     Financial Officer and Director
Janet Chrzan                    (Principal Accounting Officer and
                                Principal Financial Officer)

*                               Director
---------------------------
Barbara S. Kowalczyk

*                               Executive Vice President,
---------------------------     Chief Executive Officer of
John H. Gotta                   Life Insurance, and Director

*                               Director
---------------------------
Richard C. Vaughan

*                               Director
---------------------------
Jude T. Driscoll

*                               Chief Investment Officer and Director
---------------------------
See Yeng Quek

*By /s/ Rise' C. M. Taylor      Pursuant to a Power of Attorney
---------------------------
  Rise' C. M. Taylor